1933 Act File No. 33-40428
                                                   1940 Act File No. 811-6309

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                    Form N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                    X
                                                                          ---

     Pre-Effective Amendment No.         ...............................   _
                                 --------                                 ---

     Post-Effective Amendment No.  19 ..................................   X
                                  ----                                    ---

                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940           X

     Amendment No.  19 .................................................   X
                   ----                                                   ---

                                   RIGGS FUNDS

               (Exact Name of Registrant as Specified in Charter)

                            Federated Investors Funds

                              5800 Corporate Drive

                       Pittsburgh, Pennsylvania 15237-7910

                    (Address of Principal Executive Offices)

                                 (412) 288-1900

                         (Registrant's Telephone Number)

                           John W. McGonigle, Esquire,

                           Federated Investors Tower,

                               1001 Liberty Avenue

                       Pittsburgh, Pennsylvania 15222-3779

                     (Name and Address of Agent for Service)

                (Notices should be sent to the Agent for Service)

It is proposed that this filing will become effective:

    immediately upon filing pursuant to paragraph (b).
_X  on December 10, 1999 pursuant to paragraph (b).
_   60 days after filing pursuant to paragraph (a) (i).

    on                 pursuant to paragraph (a) (i).
_   75 days after filing pursuant to paragraph (a)(ii).

    on _________________ pursuant to paragraph (a)(ii) of Rule 485.

If appropriate, check the following box:

    This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Copies To:

Matthew G. Maloney, Esquire
Dickstein Shapiro Morin & Oshinsky LLP

2101 L Street, N.W.
Washington, D.C.  20037

PROSPECTUS

RIGGS FUNDS

CLASS Y SHARES

Riggs Stock Fund
Riggs Small Company Stock Fund
Riggs U.S. Government Securities Fund
Riggs Prime Money Market Fund
Riggs U.S. Treasury Money Market Fund

As with all mutual funds, the Securities and Exchange Commission (SEC) has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

                CONTENTS

                Fund Goals, Strategies, Performance and Risk 2
                What are the Funds' Fees and Expenses?       8
                Principal Securities in Which the Funds Invest    9
                Specific Risks of Investing in the Funds     13
                What do Shares Cost?                         15
                How are the Funds Sold?                      15
                How to Purchase Shares                       15
                How to Redeem and Exchange Shares            17
                Account and Share Information                20
                Who Manages the Funds?                       21
                Financial Information                        22




december 13, 1999

                  FUND GOALS, STRATEGIES, PERFORMANCE AND RISK

        Riggs Funds offer nine portfolios, including three equity funds, four income funds and two money market funds. The following describes the investment goals, strategies, and principal risks of Riggs Stock Fund (Stock Fund), Riggs Small Company Stock Fund (Small Company Stock Fund), Riggs U.S. Government Securities Fund (U.S. Government Securities Fund), Riggs Prime Money Market Fund (Prime Money Market Fund) and Riggs U.S. Treasury Money Market Fund (U.S. Treasury Money Market Fund) (collectively, the "Funds"). There can be no assurance that a Fund will achieve its goal.

        The investment goal of each Fund described in this section may only be changed upon the approval of a majority of the outstanding Shares of the Fund which would be affected by the change. The investment strategies may be changed without Shareholder approval.

        The Shares offered by this prospectus are not deposits or obligations of any bank including Riggs Bank N.A., and are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency.

RIGGS STOCK FUND

GOAL

Seeks to provide growth of capital and income.

STRATEGY

The Fund pursues its investment objective by investing at least 65% of its assets in common stocks of improving quality, large capitalization U.S. companies. These will generally be companies whose market capitalizations are $5 billion or more, and whose earnings and dividends are growing at above average rates relative to the historic growth rates of such companies, and relative to the current growth rates of other companies comprising the Standard & Poor's 500 Index. The adviser uses the "value" style of investing, selecting stocks which it believes are undervalued based on such factors as low price/earnings ratios relative to earnings growth and history; rising earnings estimates; relative price strength; high or improved earnings, and credit quality. The adviser may sell a portfolio security if it determines that the issuer's prospects have deteriorated or if it finds an attractive security which it deems to have superior risk and return characteristics to a security held by the Fund.

RISK/RETURN BAR CHART AND TABLE

The graphic presentation displayed here consists of a bar chart representing the annual total returns of Riggs Stock Fund as of the calendar year-end for each of six years.

The `y' axis reflects the "% Total Return" beginning with "0%" and increasing in increments of 10% up to 40%.

The `x' axis represents calculation periods from 1993 through the calendar year ended 1998. The light gray shaded chart features six distinct vertical bars, each shaded in charcoal, and each visually representing by height the total return percentages for the calendar year stated directly at its base. The calculated total return percentage for the Fund for each calendar year is stated directly at the top of each respective bar, for the calendar years 1993 through 1998. The percentages noted are:

18.51%, 3.44%, 37.59%, 19.90%, 27.75% and 16.50% respectively.

THE TOTAL RETURNS SHOWN HERE ARE FOR CLASS R SHARES WHICH IS ANOTHER CLASS OF SHARES OFFERED BY THE STOCK FUND. CLASS R SHARES ARE NOT OFFERED IN THIS PROSPECTUS. THE TOTAL RETURNS FOR CLASS R SHARES ARE DISCLOSED HERE BECAUSE CLASS Y SHARES HAVE ONLY BEEN OFFERED SINCE DECEMBER 13, 1999. THESE TOTAL RETURNS WOULD BE SUBSTANTIALLY SIMILAR TO THE ANNUAL RETURNS FOR CLASS Y SHARES OVER THE SAME PERIOD AND WOULD DIFFER ONLY TO THE EXTENT THAT THE TWO CLASSES DO NOT HAVE THE SAME EXPENSES. IT IS ANTICIPATED THAT EXPENSES OF CLASS Y SHARES WILL NOT EXCEED THOSE OF THE CLASS R SHARES. THE BAR CHART SHOWS THE VARIABILITY OF THE FUND'S CLASS R SHARES TOTAL RETURNS ON A CALENDAR YEAR-END BASIS. THE TOTAL RETURNS DISPLAYED FOR THE FUND'S CLASS R SHARES DO NOT REFLECT THE PAYMENT OF ANY SALES CHARGES OR RECURRING SHAREHOLDER ACCOUNT FEES. IF THESE CHARGES OR FEES HAD BEEN INCLUDED, THE RETURNS SHOWN WOULD HAVE BEEN LOWER. THE FUND'S CLASS R SHARES TOTAL RETURN FOR THE NINE-MONTH PERIOD FROM JANUARY 1, 1999 TO SEPTEMBER 30, 1999 WAS (9.38)%. WITHIN THE PERIOD SHOWN IN THE CHART, THE FUND'S CLASS R SHARES HIGHEST QUARTERLY RETURN WAS 22.00% (QUARTER ENDED DECEMBER 31,
1998). ITS LOWEST QUARTERLY RETURN WAS (14.71)% (QUARTER ENDED SEPTEMBER 30,
1998). AVERAGE ANNUAL TOTAL RETURN TABLE The following table represents the Fund's Class R Shares Average Annual Total Returns for the calendar periods ended December 31, 1998. The table shows the Fund's Class R Shares total returns averaged over a period of years relative to the Standard & Poor's 500 Index ("S&P 500"), a broad-based market index. The S&P 500 is unmanaged, and it is not possible to invest directly in an index.

-------------------------------------------------------
CALENDAR PERIOD                         CLASS  S&P 500

                                        R

                                        SHARES

-------------------------------------------------------
-------------------------------------------------------
1 Year                                  14.50%  28.58%
-------------------------------------------------------
-------------------------------------------------------
5 Years                                 20.32%  23.89%
-------------------------------------------------------
-------------------------------------------------------
Start of Performance1                   18.67%  20.41%
-------------------------------------------------------
1 THE FUND'S CLASS R SHARES START OF PERFORMANCE DATE WAS MAY 11, 1992.

   PAST PERFORMANCE DOES NOT NECESSARILY PREDICT FUTURE PERFORMANCE. THIS INFORMATION PROVIDES YOU WITH HISTORICAL PERFORMANCE INFORMATION SO THAT YOU CAN ANALYZE WHETHER THE FUND'S INVESTMENT RISKS ARE BALANCED BY ITS POTENTIAL RETURNS.

RIGGS SMALL COMPANY STOCK FUND

GOAL

Seeks to provide long-term capital appreciation.

STRATEGY

The Fund pursues its investment objective by investing at least 65% of its assets in a diversified portfolio of stocks of small-sized U.S. companies which are either listed on the New York or American Stock Exchange or Nasdaq, or trade in the over-the-counter market and which, in the opinion of the Fund's adviser, have potential to become significant factors in their respective industries in terms of market Share. The Fund seeks to invest primarily in companies whose market capitalizations are less than $1.2 billion. In selecting securities, the investment adviser uses the "value" style of investing described on the previous page with respect to Riggs Stock Fund. The adviser may sell a portfolio security if it determines that the issuer's prospects have deteriorated or if it finds an attractive security which it deems to have superior risk and return characteristics to a security held by the Fund.

RISK/RETURN BAR CHART AND TABLE

The graphic presentation displayed here consists of a bar chart representing the annual total returns of Riggs Small Company Stock Fund as of the calendar year-end for each of three years.

The `y' axis reflects the "% Total Return" beginning with "-20%" and increasing in increments of 20% up to 40%.

The `x' axis represents calculation periods from 1996 through the calendar year ended 1998. The light gray shaded chart features three distinct vertical bars, each shaded in charcoal, and each visually representing by height the total return percentages for the calendar year stated directly at its base. The calculated total return percentage for the Fund for each calendar year is stated directly at the top of each respective bar, for the calendar years 1996 through 1998. The percentages noted are:

21.92%, 38.90%, and -10.44% respectively.

THE TOTAL RETURNS SHOWN HERE ARE FOR CLASS R SHARES WHICH IS ANOTHER CLASS OF SHARES OFFERED BY SMALL COMPANY STOCK FUND. CLASS R SHARES ARE NOT OFFERED IN THIS PROSPECTUS. THE TOTAL RETURNS FOR CLASS R SHARES ARE DISCLOSED HERE BECAUSE CLASS Y SHARES HAVE ONLY BEEN OFFERED SINCE DECEMBER 13, 1999. THESE TOTAL RETURNS WOULD BE SUBSTANTIALLY SIMILAR TO THE ANNUAL RETURNS FOR CLASS Y SHARES OVER THE SAME PERIOD AND WOULD DIFFER ONLY TO THE EXTENT THAT THE TWO CLASSES DO NOT HAVE THE SAME EXPENSES.

IT IS ANTICIPATED THAT EXPENSES OF CLASS Y SHARES WILL NOT EXCEED THOSE OF THE CLASS R SHARES. THE BAR CHART SHOWS THE VARIABILITY OF THE FUND'S CLASS R SHARES TOTAL RETURNS ON A CALENDAR YEAR-END BASIS.

THE TOTAL RETURNS DISPLAYED FOR THE FUND'S CLASS R SHARES DO NOT REFLECT THE PAYMENT OF ANY SALES CHARGES OR RECURRING SHAREHOLDER ACCOUNT FEES. IF THESE CHARGES OR FEES HAD BEEN INCLUDED, THE RETURNS SHOWN WOULD HAVE BEEN LOWER.

     THE FUND'S CLASS R SHARES TOTAL RETURN FOR THE NINE-MONTH PERIOD FROM JANUARY 1, 1999 TO SEPTEMBER 30, 1999 WAS 9.38%.

WITHIN THE PERIOD SHOWN IN THE CHART, THE FUND'S CLASS R SHARES HIGHEST QUARTERLY RETURN WAS 23.16% (QUARTER ENDED SEPTEMBER 30, 1997). ITS LOWEST QUARTERLY RETURN WAS (29.19)% (QUARTER ENDED SEPTEMBER 30, 1998).

AVERAGE ANNUAL TOTAL RETURN TABLE

The following table represents the Fund's Class R Shares Average Annual Total Returns for the calendar periods ended December 31, 1998. The table shows the Fund's Class R Shares total returns averaged over a period of years relative to the Russell 2000 Index ("Russell 2000"), a broad-based market index. The Russell 2000 Index is unmanaged, and it is not possible to invest directly in an index.

--------------------------------------------------------
CALENDAR PERIOD                     CLASS R RUSSELL
                                    SHARES  2000

--------------------------------------------------------
--------------------------------------------------------
1 Year                              (11.)%      (2.55)%
--------------------------------------------------------
--------------------------------------------------------
Start of Performance1               17.6%       15.78%
--------------------------------------------------------
1 The Fund's Class R Shares start of performance date was February 27, 1995.

   PAST PERFORMANCE DOES NOT NECESSARILY PREDICT FUTURE PERFORMANCE. THIS INFORMATION PROVIDES YOU WITH HISTORICAL PERFORMANCE INFORMATION SO THAT YOU CAN ANALYZE WHETHER THE FUND'S INVESTMENT RISKS ARE BALANCED BY ITS POTENTIAL RETURNS.

RIGGS U.S. GOVERNMENT SECURITIES FUND

GOAL

Seeks to achieve current income.

STRATEGY

The Fund pursues its investment objective by investing at least 65% of its assets in U.S. Treasury and government agency securities. The Fund may also invest in non-governmental debt securities, such as investment grade debt securities issued by corporations or banks, and in privately issued collateralized mortgage obligations. The adviser uses a broad, overall analysis of the U.S. credit markets as a basis for its selection of portfolio securities. In so doing, it assesses a variety of factors, including the current and expected U.S. economic growth, interest rates and inflation rates. Under ordinary market conditions, the Fund's duration, as determined by the adviser, will be within 80% to 120% of the duration of the Merrill Lynch U.S. Government Master Index. The adviser may sell a portfolio security if it determines that the issuer's prospects have deteriorated or if it finds an attractive security which it deems to have superior risk and return characteristics to a security held by the Fund.

RISK/RETURN BAR CHART AND TABLE

The graphic presentation displayed here consists of a bar chart representing the annual total returns of Riggs U.S. Government Securities Fund as of the calendar year-end for each of six years.

The `y' axis reflects the "% Total Return" beginning with "-5%" and increasing in increments of 5% up to 20%.

The `x' axis represents calculation periods from 1993 through the calendar year ended 1998. The light gray shaded chart features six distinct vertical bars, each shaded in charcoal, and each visually representing by height the total return percentages for the calendar year stated directly at its base. The calculated total return percentage for the Fund for each calendar year is stated directly at the top of each respective bar, for the calendar years 1993 through 1998. The percentages noted are:

11.06%, -4.39%, 17.28%, 1.81%, 8.63% and 8.88% respectively.

THE TOTAL RETURNS SHOWN HERE ARE FOR CLASS R SHARES WHICH IS ANOTHER CLASS OF SHARES OFFERED BY U.S. GOVERNMENT SECURITIES FUND. CLASS R SHARES ARE NOT OFFERED IN THIS PROSPECTUS. THE TOTAL RETURNS FOR CLASS R SHARES ARE DISCLOSED HERE BECAUSE CLASS Y SHARES HAVE ONLY BEEN OFFERED SINCE DECEMBER 13, 1999. THESE TOTAL RETURNS WOULD BE SUBSTANTIALLY SIMILAR TO THE ANNUAL RETURNS FOR CLASS Y SHARES OVER THE SAME PERIOD AND WOULD DIFFER ONLY TO THE EXTENT THAT THE TWO CLASSES DO NOT HAVE THE SAME EXPENSES.

IT IS ANTICIPATED THAT EXPENSES OF CLASS Y SHARES WILL NOT EXCEED THOSE OF THE CLASS R SHARES. THE BAR CHART SHOWS THE VARIABILITY OF THE FUND'S CLASS R SHARES TOTAL RETURNS ON A CALENDAR YEAR-END BASIS.

THE TOTAL RETURNS DISPLAYED FOR THE FUND'S CLASS R SHARES DO NOT REFLECT THE PAYMENT OF ANY SALES CHARGES OR RECURRING SHAREHOLDER ACCOUNT FEES. IF THESE CHARGES OR FEES HAD BEEN INCLUDED, THE RETURNS SHOWN WOULD HAVE BEEN LOWER. THE FUND'S CLASS R SHARES TOTAL RETURN FOR THE NINE-MONTH PERIOD FROM JANUARY 1, 1999 TO SEPTEMBER 30, 1999 WAS (1.56)%. WITHIN THE PERIOD SHOWN IN THE CHART, THE FUND'S CLASS R SHARES HIGHEST QUARTERLY RETURN WAS 6.49% (QUARTER ENDED JUNE 30, 1995). ITS LOWEST QUARTERLY RETURN WAS (3.03)% (QUARTER ENDED MARCH 31,
1994).

AVERAGE ANNUAL TOTAL RETURN TABLE

The following table represents the Fund's Class R Shares Average Annual Total Returns for the calendar periods ended December 31, 1998. The table shows the Fund's Class R Shares total returns averaged over a period of years relative to the Lehman Brothers Government/Corporate (Total) Index ("LBGCTI"), a broad based market index. The LBGCTI is unmanaged, and it is not possible to invest directly in an index.

-------------------------------------------------------
CALENDAR PERIOD                         CLASS   LBGCTI

                                        R

                                        SHARES

-------------------------------------------------------
-------------------------------------------------------
1 Year                                  6.88%   9.47%
-------------------------------------------------------
-------------------------------------------------------
5 Years                                 5.89%   7.30%
-------------------------------------------------------
-------------------------------------------------------
Start of Performance1                   7.43%   8.42%
-------------------------------------------------------
1 THE FUND'S START OF PERFORMANCE DATE WAS MAY 11, 1992.

   PAST PERFORMANCE DOES NOT NECESSARILY PREDICT FUTURE PERFORMANCE. THIS INFORMATION PROVIDES YOU WITH HISTORICAL PERFORMANCE INFORMATION SO THAT YOU CAN ANALYZE WHETHER THE FUND'S INVESTMENT RISKS ARE BALANCED BY ITS POTENTIAL RETURNS.

RIGGS PRIME MONEY MARKET FUND

GOAL

Seeks to provide current income consistent with stability of principal and liquidity.

STRATEGY

The Fund pursues its investment objective by investing exclusively in a portfolio of corporate, municipal, U.S. government and other money market instruments (high-quality, short-term debt securities) maturing in 397 days or less. The dollar-weighted average maturity of the Fund's portfolio will be 90 days or less. The securities in which the Fund invests must be rated in the highest short-term category by two recognized rating services or be of comparable quality to securities having such ratings. The adviser uses a broad, overall analysis of the U.S. credit markets as a basis for its selection of portfolio securities. In so doing, it assesses a variety of factors including the current and expected U.S. economic growth, interest rates and inflation rates.

RISK/RETURN BAR CHART AND TABLE

[CHART GOES HERE]

HISTORICALLY, THE FUND HAS MAINTAINED A CONSTANT $1.00 NET ASSET VALUE PER SHARE. THE BAR CHART SHOWS THE VARIABILITY OF THE FUND'S CLASS Y SHARES TOTAL RETURNS ON A CALENDAR YEAR-END BASIS. THE FUND'S SHARES ARE SOLD WITHOUT A SALES CHARGE (LOAD). THE TOTAL RETURNS DISPLAYED ABOVE ARE BASED UPON NET ASSET VALUE.

THE FUND'S TOTAL RETURN FOR THE NINE-MONTH PERIOD FROM JANUARY 1, 1999 TO SEPTEMBER 30, 1999 WAS 3.34%.

WITHIN THE PERIOD SHOWN IN THE CHART, THE FUND'S CLASS Y SHARES HIGHEST QUARTERLY RETURN WAS 1.43% (QUARTER ENDED JUNE 30, 1995). ITS LOWEST QUARTERLY RETURN WAS 0.72% (QUARTER ENDED DECEMBER 31, 1993). AVERAGE ANNUAL TOTAL RETURN TABLE The following table represents the Fund's Class Y Shares Average Annual Total Returns for the calendar periods ended December 31, 1998.

-------------------------------------------------
CALENDAR PERIOD                         CLASS

                                        Y

                                        SHARES

-------------------------------------------------
-------------------------------------------------
1 Year                                   4.99%
-------------------------------------------------
-------------------------------------------------
5 Years                                  5.00%
-------------------------------------------------
-------------------------------------------------
Start of Performance1                    4.59%

-------------------------------------------------

1 THE FUND'S CLASS Y SHARES START OF PERFORMANCE DATE WAS SEPTEMBER 17, 1991. THE FUND'S CLASS Y SHARES 7-DAY NET YIELDS AS OF DECEMBER 31, 1998 WAS 4.66%. YOU MAY CALL THE FUND AT (202) 835-5300 OR OUTSIDE THE WASHINGTON D.C. METROPOLITAN AREA TOLL-FREE AT 1-800-934-3883 FOR THE CURRENT 7-DAY NET YIELD.

     PAST PERFORMANCE DOES NOT NECESSARILY PREDICT FUTURE PERFORMANCE. THIS INFORMATION PROVIDES YOU WITH HISTORICAL PERFORMANCE INFORMATION SO THAT YOU CAN ANALYZE WHETHER THE FUND'S INVESTMENT RISKS ARE BALANCED BY ITS POTENTIAL RETURNS.

RIGGS U.S. TREASURY MONEY MARKET FUND

GOAL

Seeks to provide current income consistent with stability of principal and liquidity.

STRATEGY

The Fund pursues its investment objective by investing only in a portfolio of short-term U.S. Treasury obligations maturing in 397 days or less and repurchase agreements fully collateralized by U.S. Treasury obligations. The dollar-weighted average maturity of the Fund's portfolio will be 90 days or less. U.S. Treasury obligations are issued by the U.S. government, and are fully guaranteed as to payment of principal and interest by the United States. The adviser uses a broad, overall analysis of the U.S. credit markets as a basis for its selection of portfolio securities. In doing so, it assesses a variety of factors, including the current and expected U.S. economic growth interest rates and inflation rates.

RISK/RETURN BAR CHART AND TABLE

[CHART GOES HERE]

HISTORICALLY, THE FUND HAS MAINTAINED A CONSTANT $1.00 NET ASSET VALUE PER SHARE. THE BAR CHART SHOWS THE VARIABILITY OF THE FUND'S CLASS Y SHARES TOTAL RETURNS ON A CALENDAR YEAR-END BASIS. THE FUND'S SHARES ARE SOLD WITHOUT A SALES CHARGE (LOAD). THE TOTAL RETURNS DISPLAYED ABOVE ARE BASED UPON NET ASSET VALUE.

THE FUND'S TOTAL RETURN FOR THE NINE-MONTH PERIOD FROM JANUARY 1, 1999 TO SEPTEMBER 30, 1999 WAS 3.10%.

WITHIN THE PERIOD SHOWN IN THE CHART, THE FUND'S CLASS Y SHARES HIGHEST QUARTERLY RETURN WAS 1.38% (QUARTER ENDED JUNE 30, 1995). ITS LOWEST QUARTERLY RETURN WAS 0.64% (QUARTER ENDED DECEMBER 31, 1993). AVERAGE ANNUAL TOTAL RETURN TABLE The following table represents the Fund's Class Y Shares Average Annual Total Returns for the calendar periods ended December 31, 1998.

--------------------------------------------
CALENDAR PERIOD                     CLASS

                                    Y

                                    SHARES

--------------------------------------------
--------------------------------------------
1 Year                               4.75%
--------------------------------------------
--------------------------------------------
5 Years                              4.71%
--------------------------------------------
--------------------------------------------
Start of Performance1                4.23%

--------------------------------------------
1 THE FUND'S CLASS Y SHARES START OF PERFORMANCE DATE WAS OCTOBER 8, 1991. THE FUND'S CLASS Y SHARES 7-DAY NET YIELDS AS OF DECEMBER 31, 1998 WAS 4.20%.

     YOU MAY CALL THE FUND AT (202) 835-5300 OR OUTSIDE THE WASHINGTON D.C. METROPOLITAN AREA TOLL-FREE AT 1-800-934-3883 FOR THE CURRENT 7-DAY NET YIELD.

   PAST PERFORMANCE DOES NOT NECESSARILY PREDICT FUTURE PERFORMANCE. THIS INFORMATION PROVIDES YOU WITH HISTORICAL PERFORMANCE INFORMATION SO THAT YOU CAN ANALYZE WHETHER THE FUND'S INVESTMENT RISKS ARE BALANCED BY ITS POTENTIAL RETURNS.

PRINCIPAL RISKS OF THE FUNDS

SET FORTH BELOW ARE RISKS SPECIFIC TO AN INVESTMENT IN A PARTICULAR FUND, OR FUNDS. FOR MORE INFORMATION ON THESE RISKS, SEE "SPECIFIC RISKS OF INVESTING IN THE FUNDS." In addition, all Funds are subject to the risk that a Fund's Share price may decline and an investor could lose money. Thus, although the Prime Money Market Fund and the Treasury Money Market Fund seek to preserve the value of your investment at $1.00 per Share, it is possible to lose money by investing in any of the Riggs Funds. Also, there is no assurance that a Fund will achieve its investment objective.


------------------------------- ------------ ----------- ------------ ----------- -----------
RISKS                           STOCK FUND   SMALL          U.S.      PRIME       U.S.
                                             COMPANY     GOVERNMENT   MONEY       TREASURY
                                             STOCK FUND  SECURITIES   MARKET      MONEY
                                                            FUND         FUND     MARKET

                                      FUND
------------------------------- ------------ ----------- ------------ ----------- -----------
STOCK MARKET RISKS (1)          o             o

------------------------------- ------------ ----------- ------------ ----------- -----------
LIQUIDITY RISKS (2)                          o

------------------------------- ------------ ----------- ------------ ----------- -----------
RISKS RELATED TO INVESTING      o             o
FOR VALUE (3)

------------------------------- ------------ ----------- ------------ ----------- -----------
RISKS RELATED TO COMPANY SIZE                o

(4)

------------------------------- ------------ ----------- ------------ ----------- -----------
CREDIT RISKS (5)                                         o             o

------------------------------- ------------ ----------- ------------ ----------- -----------
------------------------------- ------------ ----------- ------------ ----------- -----------
INTEREST RATE RISKS (6)                                 o            o           o
------------------------------- ------------ ----------- ------------ ----------- -----------
PREPAYMENT RISKS (7)                                     o

------------------------------- ------------ ----------- ------------ ----------- -----------
------------------------------- ------------ ----------- ------------ ----------- -----------
SECTOR RISKS (8)               o            o                        o
------------------------------- ------------ ----------- ------------ ----------- -----------

(1) The value of equity securities rise and fall.

(2) Limited trading opportunities for certain securities and the inability to sell a security at will could result in losses to a Fund. (3) Value stocks depend less on price changes for returns and may lag behind growth stock in an up market. (4) The smaller the capitalization of a company, the less liquid its stock and the more volatile its price. Companies with smaller market capitalizations also tend to have unproven track records and are more likely to fail than companies with larger market capitalizations. (5) An issuer may possibly default on a security by failing to pay interest or principal when due. (6) Prices of fixed income securities rise and fall in response to interest rate changes.

(7) When interest rates decline, unscheduled prepayments of principal could accelerate and require the Fund to reinvest the proceeds of the prepayments at lower interest rates.

(8) Because a Fund may allocate relatively more assets to certain sectors than others, a Fund's performance may be more susceptible to any developments which affect those sectors emphasized by a Fund. In addition, because companies providing credit enhancement with regard to the Prime Money Market Fund's securities may be concentrated in certain industry sectors, the creditworthiness of the Prime Money Market Fund's securities may be adversely affected by developments which adversely affect such sectors.

WHAT ARE THE FUND'S FEES AND EXPENSES?

     RIGGS STOCK FUND, RIGGS SMALL COMPANY STOCK FUND, RIGGS U.S. GOVERNMENT SECURITIES FUND, RIGGS PRIME MONEY MARKET FUND AND RIGGS U.S. TREASURY MONEY MARKET CLASS Y SHARES

FEES AND EXPENSES

     This table describes the fees and expenses that you may pay if you buy and hold Shares of the Stock Fund, Small Company Stock Fund, U.S. Government Securities Fund, Prime Money Market Fund and U.S. Treasury Money Market Fund.


SHAREHOLDER FEES                                               STOCK SMALL   U.S.       PRIME U.S.
                                                               FUND  COMPANY GOVERNMENT MONEY TREASURY

                                                                     STOCK   SECURITIES MARKETMONEY
                                                                     FUND    FUND       FUND  MARKET

                                                                                              FUND

FEES PAID DIRECTLY FROM YOUR INVESTMENT
Maximum Sales Charge (Load) Imposed on Purchases (as a         None  None    None       None  None
percentage of offering price)
Maximum Deferred Sales Charge (Load) (as a percentage of       None  None    None       None  None
original purchase price or redemption proceeds, as applicable)
Maximum Sales Charge (Load) Imposed on Reinvested Dividends    None  None    None       None  None
(and other Distributions) (as a percentage of offering price)
Redemption Fee (as a percentage of amount redeemed, if         None  None    None       None  None
applicable)
Exchange Fee                                                   None  None    None       None  None

ANNUAL FUND OPERATING EXPENSES (Before Waivers)1
EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS (AS A PERCENTAGE
OF AVERAGE NET ASSETS)

Management Fee                                                 0.75% 0.80%   0.75% 2    0.50% 0.50%
Distribution (12b-1) Fee                                       None  None    None       None  None
Shareholder Services Fee 3                                     0.25% 0.25%   0.25%      0.25% 0.25%
Other Expenses                                                 0.29% 0.45% 4 0.36% 4    0.19% 0.22%
                                                               4

Total Annual Fund Operating Expenses (Before Waivers)1 1.29% 1.50% 1.36% 0.94%
0.97% 1 Although not contractually obligated to do so, the Adviser and shareholder services provider voluntarily waived certain amounts. These are shown below along with the net expenses the Funds ACTUALLY PAID for the fiscal year ended April 30, 1999. The Stock Fund, Small Company Stock Fund, and U.S. Government Securities
  Fund reflect expenses expected to be paid for the fiscal year ending April 30, 2000.

   Total Waivers of Fund Expenses                              0.15% 0.15%   0.55%      0.25% 0.25%
   Total Annual Fund Operating Expenses (after waivers )       1.14% 1.35%   0.81%      0.69% 0.72%


2 The Adviser voluntarily waived a portion of the management fee. The Adviser can terminate this voluntary waiver at any time. The management fee paid by the U.S. Government Securities Fund (after voluntary waiver) was 0.35% for the fiscal year ended April 30, 1999.

3 The shareholder services provider voluntarily waived a portion of the Class Y
  Shares shareholder services fee. The shareholder services provider can terminate this voluntary waiver at any time. The shareholder services fee paid by U.S. Treasury Money Market Fund and Prime Money Market Fund, was 0.00% and 0.00%, respectively for the fiscal year ended April 30, 1999. It is anticipated that the shareholder services fee will be 0.10% for the U.S. Government Securities Fund, Stock Fund, and Small Company Stock Fund for the fiscal year ending April 30, 1999.

4 Other expenses for the Stock Fund, Small Company Stock Fund, and U.S.
  Government Securities Fund are based on estimated amounts for the fiscal year ending April 30, 2000.

EXAMPLE

This Example is intended to help you compare the cost of investing in a Funds' Class Y Shares with the cost of investing in other mutual funds.

  The Example assumes that you invest $10,000 in a Fund's Class Y Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. Expenses assuming no redemption are also shown. The Example also assumes that your investment has a 5% return each year and that a Funds' Class Y Shares operating expenses are BEFORE WAIVERS as estimated in the table and remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be: CLASS Y SHARES 1 YEAR 3 YEARS 5 YEAR10 YEARS

STOCK FUND

Expenses assuming redemption      $131        $409    $708   $1556
Expenses assuming no              $131        $409    $708   $1556
redemption
SMALL COMPANY STOCK FUND

Expenses assuming redemption      $153        $474    $818   $1791
Expenses assuming no              $153        $474    $818   $1791
redemption
U.S. GOVERNMENT SECURITIES
FUND

Expenses assuming redemption      $138        $431    $745   $1635
Expenses assuming no              $138        $431    $745   $1635
redemption
PRIME MONEY MARKET FUND

Expenses assuming redemption       $96        $300    $520  $1,155
Expenses assuming no               $96        $300    $520  $1,155
redemption
U.S. TREASURY MONEYMARKET
FUND

Expenses assuming redemption       $99        $309    $536  $1,190
Expenses assuming no               $99        $309    $536  $1,190
redemption

PRINCIPAL SECURITIES IN WHICH THE FUNDS INVEST

EQUITY SECURITIES

Equity securities held represent a Share of an issuer's earnings and assets, after the issuer pays its liabilities. The Funds cannot predict the income they will receive from equity securities because issuers generally have discretion as to the payment of any dividends or distributions. However, equity securities offer greater potential for appreciation than many other types of securities, because their value increases directly with the value of the issuer's business.

The following describes the principal type of equity security in which a Fund may invest.

        COMMON STOCKS

        Common stocks are the most prevalent type of equity security. Common stocks receive the issuer's earnings after the issuer pays its creditors and any preferred stockholders. As a result, changes in an issuer's earnings directly influence the value of its common stock.

FIXED INCOME SECURITIES

Fixed income securities pay interest, dividends or distributions at a specified rate. The rate may be a fixed percentage of the principal or adjusted periodically. In addition, the issuer of a fixed income security must repay the principal amount of the security, normally within a specified time. Fixed income securities provide more regular income than equity securities. However, the returns on fixed income securities are limited and normally do not increase with the issuer's earnings. This limits the potential appreciation of fixed income securities as compared to equity securities.

A security's yield measures the annual income earned on a security as a percentage of its price. A security's yield will increase or decrease depending upon whether it costs less (a discount) or more (a premium) than the principal amount. If the issuer may redeem the security before its scheduled maturity, the price and yield on a discount or premium security may change based upon the probability of an early redemption. Securities with higher risks generally have higher yields.

The following describes the principal types of fixed income securities in which the Funds may invest.

        TREASURY SECURITIES

        Treasury securities are direct obligations of the federal government of the United States. Treasury securities held by the Funds are generally regarded as having the lowest credit risks.

        AGENCY SECURITIES

        Agency securities are issued or guaranteed by a federal agency or other government sponsored entity acting under federal authority (a GSE). The United States supports some GSEs with its full, faith and credit. Other GSEs receive support through federal subsidies, loans or other benefits. A few GSEs have no explicit financial support, but are regarded as having implied support because the federal government sponsors their activities. Agency securities are generally regarded as having low credit risks, but not as low as treasury securities.

        The Funds treat mortgage backed securities guaranteed by GSEs as agency securities. Although a GSE guarantee protects against credit risks, it does not reduce the market and prepayment risks of these mortgage backed securities.

        CORPORATE DEBT SECURITIES

        Corporate debt securities are fixed income securities issued by businesses. Notes, bonds, debentures and commercial paper are the most prevalent types of corporate debt securities. A Fund may also purchase interests in bank loans to companies. The credit risks of corporate debt securities vary widely among issuers. In addition, the credit risk of an issuer's debt security may vary based on its priority for repayment. For example, higher ranking (senior) debt securities have a higher priority than lower ranking (subordinated) securities. This means that the issuer might not make payments on subordinated securities while continuing to make payments on senior securities. In addition, in the event of bankruptcy, holders of senior securities may receive amounts otherwise payable to the holders of subordinated securities. Some subordinated securities, such as trust preferred and capital securities notes, also permit the issuer to defer payments under certain circumstances. For example, insurance companies issue securities known as surplus notes that permit the insurance company to defer any payment that would reduce its capital below regulatory requirements.

               COMMERCIAL PAPER

               Commercial paper is an issuer's obligation with a maturity of less than nine months. Companies typically issue commercial paper to pay for current expenditures. Most issuers constantly reissue their commercial paper and use the proceeds (or bank loans) to repay maturing paper. If the issuer cannot continue to obtain liquidity in this fashion, its commercial paper may default. The short maturity of commercial paper reduces both the market and credit risks as compared to other debt securities of the same issuer.

               DEMAND INSTRUMENTS

               Demand instruments are corporate debt securities that the issuer must repay upon demand. Other demand instruments require a third party, such as a dealer or bank, to repurchase the security for its face value upon demand. The Funds treat demand instruments as short-term securities, even though their stated maturity may extend beyond one year.

        MUNICIPAL SECURITIES

        Municipal securities are issued by states, counties, cities and other political subdivisions and authorities. Although many municipal securities are exempt from federal income tax, the Fund may invest in taxable municipal securities.

        MORTGAGE BACKED SECURITIES

        The mortgage backed securities represent interests in pools of mortgages. The mortgages that comprise a pool normally have similar interest rates, maturities and other terms. Mortgages may have fixed or adjustable interest rates. Interests in pools of adjustable rate mortgages are known as ARMs.

        Mortgage backed securities come in a variety of forms. Many have extremely complicated terms. The simplest form of mortgage backed securities are pass-through certificates. An issuer of pass-through certificates gathers monthly payments from an underlying pool of mortgages. Then, the issuer deducts its fees and expenses and passes the balance of the payments onto the certificate holders once a month. Holders of pass-through certificates receive a pro rata share of all payments and pre-payments from the underlying mortgages. As a result, the holders assume all the prepayment risks of the underlying mortgages.

               COLLATERALIZED MORTGAGE OBLIGATIONS (CMOS)

               CMOs, including interests in real estate mortgage investment conduits (REMICs), allocate payments and prepayments from an underlying pass-through certificate among holders of different classes of mortgage backed securities. This creates different prepayment and interest rate risks for each CMO class. The degree of increased or decreased prepayment risks depends upon the structure of the CMOs. However, the actual returns on any type of mortgage backed security depend upon the performance of the underlying pool of mortgages, which no one can predict and will vary among pools.

                      SEQUENTIAL CMOS

                      In a sequential pay CMO, one class of CMOs receives all principal payments and prepayments. The next class of CMOs receives all principal payments after the first class is paid off. This process repeats for each sequential class of CMO. As a result, each class of sequential pay CMOs reduces the prepayment risks of subsequent classes. The degree of increased or decreased prepayment risks depends upon the structure of the CMOs.

        BANK INSTRUMENTS

     Bank instruments are unsecured interest bearing deposits with banks. Bank instruments include bank accounts, time deposits, certificates of deposit and banker's acceptances. Yankee instruments are denominated in U.S. dollars and issued by U.S. branches of foreign banks. Eurodollar instruments are denominated in U.S. dollars and issued by non-U.S. branches of U.S. or foreign banks.

        CREDIT ENHANCEMENT

        Credit enhancement consists of an arrangement in which a company agrees to pay amounts due on a fixed income security if the issuer defaults. In some cases the company providing credit enhancement makes all payments directly to the security holders and receives reimbursement from the issuer. Normally, the credit enhancer has greater financial resources and liquidity than the issuer. For this reason, the Adviser usually evaluates the credit risk of a fixed income security based solely upon its credit enhancement.

        Common types of credit enhancement include guarantees, letters of credit, bond insurance and surety bonds. Credit enhancement also includes arrangements where securities or other liquid assets secure payment of a fixed income security. If a default occurs, these assets may be sold and the proceeds paid to security's holders. Either form of credit enhancement reduces credit risks by providing another source of payment for a fixed income security.

TAX EXEMPT SECURITIES

Tax exempt securities are fixed income securities that pay interest that is not subject to regular federal income taxes. Typically, states, counties, cities and other political subdivisions and authorities issue tax exempt securities. The market categorizes tax exempt securities by their source of repayment.

        VARIABLE RATE DEMAND INSTRUMENTS

        Variable rate demand instruments are tax exempt securities that require the issuer or a third party, such as a dealer or bank, to repurchase the security for its face value upon demand. The securities also pay interest at a variable rate intended to cause the securities to trade at their face value. The Fund treats demand instruments as short-term securities, because their variable interest rate adjusts in response to changes in market rates, even though their stated maturity may extend beyond thirteen months.

SPECIAL TRANSACTIONS

REPURCHASE AGREEMENTS

Repurchase agreements are transactions in which a Fund buys a security from a dealer or bank and agrees to sell the security back at a mutually agreed upon time and price. The repurchase price exceeds the sale price, reflecting the Fund's return on the transaction. This return is unrelated to the interest rate on the underlying security. A Fund will enter into repurchase agreements only with banks and other recognized financial institutions, such as securities dealers, deemed creditworthy by the adviser.

A Fund's custodian or subcustodian will take possession of the securities subject to repurchase agreements. The Adviser or subcustodian will monitor the value of the underlying security each day to ensure that the value of the security always equals or exceeds the repurchase price.

Repurchase agreements are subject to credit risks.

INVESTMENT RATINGS FOR PRIME MONEY MARKET FUND

The securities in which the Prime Money Market Fund invests must be rated in the highest short-term category by two recognized rating services or be of comparable equality to securities having such ratings.

INVESTMENT RATINGS FOR CORPORATE FIXED INCOME SECURITIES

The Adviser will determine whether a security is investment grade based upon the credit ratings given by one or more nationally recognized rating services. For example, Standard and Poor's, a rating service, assigns ratings to securities (AAA, AA, A, BBB and below) based on their assessment of the likelihood of the issuer's inability to pay interest or principal (default) when due on each security. Lower credit ratings correspond to higher credit risk. If a security has not received a rating, a Fund must rely entirely upon the Adviser's credit assessment that the security is comparable to a rated security.

If a security is downgraded below the minimum quality grade discussed in a Fund's investment strategy, the adviser will reevaluate the security, but will not be required to sell it.

PORTFOLIO TURNOVER

The U.S. Government Securities Fund, Stock Fund and Small Company Stock Fund actively trades their portfolio securities in an attempt to achieve their investment objectives. Active trading will cause a Fund to have an increased portfolio turnover rate, which is likely to generate shorter-term gains (losses) for its Shareholders, which are taxed at a higher rate than longer-term gains (losses). Actively trading portfolio securities increases a Fund's trading costs and may have an adverse impact on a Fund's performance.

TEMPORARY DEFENSIVE INVESTMENTS

The U.S. Government Securities Fund, Stock Fund and Small Company Stock Fund may temporarily depart from their principal investment strategy by investing their assets in cash and shorter-term debt securities and similar obligations. The Funds may do this to minimize potential losses and maintain liquidity to meet Shareholder redemptions during adverse market conditions. This may cause the Funds to give up greater investment returns to maintain the safety of principal, that is, the original amount invested by Shareholders. Temporary investments will be of comparable quality to other securities in which the Funds invest.

SPECIFIC RISKS OF INVESTING IN THE FUNDS

STOCK MARKET RISKS

o The value of equity securities in a Fund's portfolio will rise and fall. These fluctuations could be a sustained trend or a drastic movement. A Fund's portfolio will reflect changes in prices of individual portfolio stocks or general changes in stock valuations. Consequently, the Fund's Share price may decline.

o The Adviser attempts to manage market risk by limiting the amount a Fund invest in each company's equity securities. However, diversification will not protect a Fund against widespread or prolonged declines in the stock market.

LIQUIDITY RISKS -  FIXED INCOME SECURITIES

o    Trading  opportunities  are more limited for fixed income  securities  that
     have  not  received  any  credit  ratings,   have  received  ratings  below
     investment grade or are not widely held.

o Trading opportunities are more limited for CMOs that have complex terms or that are not widely held. These features may make it more difficult to sell or buy a security at a favorable price or time. Consequently, the Fund may have to accept a lower price to sell a security, sell other securities to raise cash or give up an investment opportunity, any of which could have a negative effect on the Fund's performance. Infrequent trading of securities may also lead to an increase in their price volatility.

O Liquidity risk also refers to the possibility that the Fund may not be able to sell a security when it wants to. If this happens, the Fund will be required to continue to hold the security or keep the position open, and the Fund could incur losses.

LIQUIDITY RISKS -  EQUITY SECURITIES

        Trading opportunities are more limited for equity securities that are not widely held. This may make it more difficult to sell or buy a security at a favorable price or time. Consequently, a Fund may have to accept a lower price to sell a security, sell other securities to raise cash or give up an investment opportunity, any of which could have a negative effect on a Fund's performance. Infrequent trading of securities may also lead to an increase in their price volatility.

        Liquidity risk also refers to the possibility that a Fund may not be able to sell a security when it wants to. If this happens, a Fund will be required to continue to hold the security and a Fund could incur losses.

RISKS RELATED TO INVESTING FOR VALUE

o Due to their relatively low valuations, value stocks are typically less volatile than growth stocks. For instance, the price of a value stock may experience a smaller increase on a forecast of higher earnings, a positive fundamental development, or positive market development. Further, value stocks tend to have higher dividends than growth stocks. This means they depend less on price changes for returns and may lag behind growth stocks in an up market.

RISKS RELATED TO COMPANY SIZE

o Generally, the smaller the market capitalization of a company, the fewer the number of Shares traded daily, the less liquid its stock and the more volatile its price. Market capitalization is determined by multiplying the number of its outstanding Shares by the current market price per Share.

o Companies with smaller market capitalizations also tend to have unproven track records, a limited product or service base and limited access to capital. These factors also increase risks and make these companies more likely to fail than companies with larger market capitalizations.

CREDIT RISKS

o Credit risk is the possibility that an issuer will default on a security by failing to pay interest or principal when due. If an issuer defaults, a Fund will lose money.

o

Many fixed income securities receive credit ratings from services such as Standard & Poor's and Moody's Investor Services, Inc. These services assign ratings to securities by assessing the likelihood of issuer default. Lower credit ratings correspond to higher credit risk. If a security has not received a rating, a Fund must rely entirely upon the Adviser's credit assessment.

o Fixed income securities generally compensate for greater credit risk by paying interest at a higher rate. The difference between the yield of a security and the yield of a U.S. Treasury security with a comparable maturity (the spread) measures the additional interest paid for risk. Spreads may increase generally in response to adverse economic or market conditions. A security's spread may also increase if the security's rating is lowered, or the security is perceived to have an increased credit risk. An increase in the spread will cause the price of the security to decline.

o Credit risk includes the possibility that a party to a transaction involving a Fund will fail to meet its obligations. This could cause a Fund to lose the benefit of the transaction or prevent a Fund from selling or buying other securities to implement its investment strategy.

INTEREST RATE RISKS

o Prices of fixed income securities rise and fall in response to changes in the interest rate paid by similar securities. Generally, when interest rates rise, prices of fixed income securities fall. However, market factors, such as the demand for particular fixed income securities, may cause the price of certain fixed income securities to fall while the prices of other securities rise or remain unchanged.

o Interest rate changes have a greater effect on the price of fixed income securities with longer durations.

PREPAYMENT RISKS

o Generally, homeowners have the option to prepay their mortgages at any time without penalty. Homeowners frequently refinance high interest rate mortgages when mortgage rates fall. This results in the prepayment of mortgage backed securities with higher interest rates. Conversely, prepayments due to refinancings decrease when mortgage rates increase. This extends the life of mortgage backed securities with lower interest rates. Other economic factors can also lead to increases or decreases in prepayments. Increases in prepayments of high interest rate mortgage backed securities, or decreases in prepayments of lower interest rate mortgage backed securities, may reduce their yield and price. These factors, particularly the relationship between interest rates and mortgage prepayments, makes the price of mortgage backed securities held by a Fund more volatile than many other types of fixed income securities with comparable credit risks.

o Mortgage backed securities generally compensate for greater prepayment risk by paying a higher yield. The difference between the yield of a mortgage backed security and the yield of a U.S. Treasury security with a comparable maturity (the spread) measures the additional interest paid for risk. Spreads may increase generally in response to adverse economic or market conditions. A security's spread may also increase if the security is perceived to have an increased prepayment risk or perceived to have less market demand. An increase in the spread will cause the price of the security to decline.

o The Fund may have to reinvest the proceeds of mortgage prepayments in other fixed income securities with lower interest rates, higher prepayment risks, or other less favorable characteristics.


SECTOR RISKS

o A substantial part of the Fund's portfolio may be comprised of securities issued or credit enhanced by companies in similar businesses or with other similar characteristics. As a result, the Fund will be more susceptible to any economic, business, political, or other developments which generally affect these issuers.

o Companies with similar characteristics may be grouped together in broad categories called sectors. Sector risk is the possibility that a certain sector may underperform other sectors or the market as a whole. As the Adviser allocates more of a Fund's portfolio holdings to a particular sector, a Fund's performance will be more susceptible to any economic, business or other developments which generally affect that sector.

WHAT DO SHARES COST?

You can purchase, redeem, or exchange Shares any day the New York Stock Exchange
(NYSE) is open. When a Fund receives your transaction request in proper form (as described in the prospectus) it is processed at the next calculated net asset value (NAV). The Funds do not charge a front-end sales charge. The NAV for the Stock Fund, Small Company Stock Fund and U.S. Government Securities Fund is determined at the end of regular trading (normally 4:00 p.m. Washington, D.C.
time) each day the NYSE is open. The NAV for the Prime Money Market Fund and U.S. Treasury Money Market Fund (together, the Money Market Funds) is determined at 12:00 noon and 4:00 p.m. (Washington, D.C.

time).

A Fund's NAV is determined as follows: The Money Market Funds attempt to stabilize the NAV of their Shares at $1.00 by valuing the portfolio securities at amortized cost. The Money Market Funds cannot guarantee that their NAVs will always remain at $1.00 per Share. Equity securities are generally valued at the last sale price in the market in which they are primarily traded (either a national securities exchange or the over-the-counter market). Fixed income securities are valued at the last sale price on a national securities exchange, if available, and otherwise, as determined by an independent pricing service. A Fund values short-term obligations according to the mean between bid and asked prices as furnished by an independent pricing service, except that short-term obligations with remaining maturities of less than 60 days at the time of purchase may be valued at amortized cost or at fair market value as determined in good faith by the Board.

The minimum initial investment in each Fund is $100,000. Subsequent investments must be in amounts of at least $____. An investor's minimum investment will be calculated by combining all mutual fund accounts it maintains in the Riggs Funds.

The minimum investment required may be waived for purchases by employees or retirees of the Riggs National Corporation and/or its subsidiaries, and their spouses and children under the age of 21. The minimum investment may also be waived for investors participating in a payroll deduction program. Keep in mind that investment professionals may charge you fees for their services in connection with your Share transactions.

HOW ARE THE FUNDS SOLD?

U.S. Government Securities Fund, Prime Money Market Fund and U.S. Treasury Money Market Fund offer Class R Shares and Class Y Shares; and Stock Fund and Small Company Stock Fund offer Class R Shares, Class B Shares and Class Y Shares. Each class represents interests in a single portfolio of securities. This prospectus relates only to Class Y Shares. Each Share class has different expenses which affect their performance. Class R Shares are subject to a 0.25% Rule 12b-1 fee (0.50% in the case of Prime Money Market Fund and U.S. Treasury Money Market
Fund), and a 0.25% Shareholder services fee, and impose a 2% CDSC. Class B Shares are subject to a 0.75% Rule 12b-1 fee and a 0.25% Shareholder services fee, and impose a (maximum) 5% CDSC. For more information concerning Class R Shares or Class B Shares, contact Riggs Investment Corp. at (202) 835-5300 or outside the Washington, D.C. metropolitan area toll-free at 1-800-934-3883.

The Funds' Distributor, Federated Securities Corp., markets the Shares described in this prospectus. Class Y Shares of the Funds are sold primarily to trusts, fiduciaries and institutions, and to persons and entities ("Class A Shareholders") who held Class Y Shares (formerly known as "Class A Shares") of U.S. Treasury Money Market Fund and Prime Money Market Fund (together, the "Money Market Funds") on June 30, 1998.

HOW TO PURCHASE SHARES

     You may purchase Shares through Riggs Investment Corp. or Riggs Bank, or through an exchange from another Riggs Fund. The Funds reserve the right to reject any request to purchase or exchange Shares.

THROUGH RIGGS INVESTMENT CORP.

     To place an order to purchase Shares of a Fund, an investor may write to or call Riggs Investment Corp. at (202) 835-5300 or outside the Washington, D.C. metropolitan area toll-free at 1-800-934-3883. Representatives are available from 8:30 a.m. to 5:00 p.m. (Washington, D.C. time). Payment may be made either by mail or federal funds or by debiting a customer's account at Riggs Bank. With respect to U.S. Treasury Money Market Fund and Prime Money Market Fund, purchase orders must be received by Riggs Investment Corp. before 11:00 a.m. (Washington, D.C. time). Payment is normally required on the same business day. With respect to Stock Fund, Small Company Stock Fund and U.S. Government Securities Fund, purchase orders must be received by Riggs Investment Corp. before 4:00 p.m. (Washington, D.C. time). Payment is normally required on the next business day.

BY WIRE

To purchase Shares of a Fund by wire, call the number on the front page of this prospectus.

     With respect to Prime Money Market Fund and U.S. Treasury Money Market Fund, payment by wire must be received by Riggs Investment Corp. before 12:30 p.m. (Washington, D.C. time) on the same day as the order is placed to earn dividends for that day. With respect to Stock Fund, Small Company Stock Fund and U.S. Government Securities Fund, payment by wire must be received by Riggs Investment Corp. before 3:00 p.m. (Washington, D.C. time) on the next business day after placing the order. You cannot purchase Shares by wire on holidays when wire transfers are restricted.

BY CHECK

Make your check payable to RIGGS FUNDS, note the name of the Fund and the Share class on the check, and mail it to:

Riggs Investment Corp.
P.O. Box 96656
Washington, D.C. 20090-6656

If you send your check by a PRIVATE COURIER OR OVERNIGHT DELIVERY SERVICE that requires a street address, mail it to:

Riggs Investment Corp.
808 17th Street, N.W. - 11th Floor

Washington, D.C. 20006

Orders received by mail are considered received after payment by check is converted by Riggs Bank into federal funds. This is normally the next business day.

THROUGH AUTOMATIC INVESTING PROGRAMS OFFERED THROUGH RIGGS BANK

If you were a holder of Class Y Shares of a Money Market Fund at December 31, 1999, you may establish an account with Riggs Investment Corp., or Riggs Bank to automatically purchase Class Y Shares of Prime Money Market Fund or U.S. Treasury Money Market Fund when your bank account reaches a certain level. Prospective investors in an Automatic Investing Program should refer to the Riggs Investment Corp. or Riggs Bank Service Agreement for details regarding the services, fees, restrictions, and limitations related to the Automatic Investment Program. You should read this prospectus along with the Service Agreement.

BY SYSTEMATIC INVESTMENT PROGRAM

If you were a holder of Class Y Shares of a Money Market fund at December 31, 1999 you may add to your investment on a regular basis in a minimum amount of $50. Under this program, funds may be automatically withdrawn on a periodic schedule from the Shareholder's checking or savings account or an account in one of the Riggs Funds and invested in Fund Shares at the net asset value next determined after an order is received. Shareholders may apply for participation in this program through Riggs Investment Corp., Riggs Bank or an authorized broker or dealer.

Due to the nature of the Automatic Investing Programs, systematic investment privileges are unavailable to participants in these programs.

BY AUTOMATED CLEARING HOUSE (ACH)

If you were a holder of Class Y Shares of a Money Market Fund at December 31, 1999 you may purchase additional Shares through a depository institution that is an ACH member. This purchase option can be established by completing the appropriate sections of the New Account Form.

THROUGH RIGGS FUNDS ONLINE SM

If you were a holder of Class Y Shares of a Money Market Fund at December 31, 1999 you may purchase Fund Shares via the Internet through Riggs Funds OnLineSM at http://www.riggsbank.com. See "Fund Transactions through Riggs Funds OnLine sm" in the Account and Share Information Section.

RETIREMENT INVESTMENTS

     Shares of the Funds can be purchased as an investment for retirement plans or for IRA accounts. For further details, contact Riggs Investment Corp. and consult a tax adviser.

HOW TO REDEEM AND EXCHANGE SHARES

Each Fund redeems Class Y Shares at their net asset value (with the exception of the Money Market Funds, unless the Money Market Fund Shares were acquired in exchange for Class R Shares or Class B Shares of a Fund which is not a Money Market Fund) next determined after Riggs Investment Corp. receives the redemption request.

Redemptions will be made on days on which both the New York Stock Exchange and Federal Reserve Wire system are open for business. Telephone or written requests for redemption must be received in proper form by Riggs Bank.

DIRECTLY FROM THE FUND

BY TELEPHONE

You may redeem or exchange Shares by calling Riggs Investment Corp. An authorization form permitting a Fund to accept telephone redemption requests must first be completed. Although Riggs Investment Corp. does not charge for telephone redemptions, it reserves the right to charge a fee for the cost of wire-transferred redemptions of less than $5,000, or in excess of one per month.

With respect to the Money Market Funds, if you call before 11:00 a.m. (Washington, D.C. time) your redemption will be wired to you the same day. You will not receive that day's dividend. If you call after 11:00 a.m. (Washington, D.C. time) your redemption will be wired to you the following business day. You will receive that day's dividend.

With respect to the Stock Fund, Small Company Stock Fund and U.S. Government Securities Fund, if you call before the end of regular trading on the NYSE (normally 4:00 p.m. Washington, D.C. time) you will receive a redemption amount based on that day's NAV.

BY MAIL

You may redeem or exchange Shares by mailing a written request to:

Riggs Investment Corp.
P.O. Box 96656
Washington, D.C. 20090-6656

Send requests by PRIVATE COURIER OR OVERNIGHT DELIVERY SERVICE to:

Riggs Investment Corp.
808 17th Street, N.W. - 11th Floor
Washington, D.C. 20006

All requests must include:

o    Fund Name, Share Class and account number;

o    amount to be redeemed or exchanged;

o    signatures of all Shareholders exactly as registered; and

o IF EXCHANGING, the Fund Name and Share Class, account number and account registration into which you are exchanging.

SIGNATURE GUARANTEES Signatures must be guaranteed if:

o your redemption will be sent to an address other than the address of record;

o your redemption will be sent to an address of record that was changed within the last 30 days; or

o if exchanging (transferring) into another fund with a different Shareholder registration.

A signature guarantee is designed to protect your account from fraud. Obtain a signature guarantee from a bank or trust company, savings association, credit union or broker, dealer, or securities exchange member. A NOTARY PUBLIC CANNOT PROVIDE A SIGNATURE GUARANTEE.

PAYMENT METHODS FOR REDEMPTIONS

Your redemption proceeds will be mailed by check to your address of record. The following payment options are available if you complete the appropriate section of the New Account Form or an Account Service Options Form. These payment options require a signature guarantee if they were not established when the account was opened:

o an electronic transfer to your account at a financial institution that is an ACH member; or

o wire payment to your account at a domestic commercial bank that is a Federal Reserve System member.

REDEMPTION IN KIND

Although the Funds intend to pay Share redemptions in cash, they reserve the right to pay the redemption price in whole or in part by a distribution of the Funds' portfolio securities.

LIMITATIONS ON REDEMPTION PROCEEDS

Redemption proceeds normally are wired or mailed within one business day after receiving a request in proper form. Payment may be delayed up to seven days:

o        to allow your purchase to clear;

o        during periods of market volatility; or

o when a Shareholder's trade activity or amount adversely impacts the Funds' ability to manage its assets.

You will not accrue interest or dividends on uncashed checks from a Fund if those checks are undeliverable and returned to a Fund.

REDEMPTIONS FROM RETIREMENT ACCOUNTS

In the absence of your specific instructions, 10% of the value of your redemption from a retirement account in a Fund may be withheld for taxes. This withholding only applies to certain types of retirement accounts.

CHECKWRITING

If you were a holder of Class Y Shares of a Money Market Fund at December 31, 1999, and have a minimum balance of $5,000, you can redeem Shares by writing a check in the amount of at least $100. Shareholders must complete the checkwriting section of the account application or complete a subsequent checkwriting application form which can be obtained from Riggs Investment Corp. The Fund will then provide checks. Checks cannot be used to close a Shareholder's account. Checkwriting is not permitted with respect to Shares held in IRA accounts, corporate accounts, or an Automatic Investing Program. For further information, contact Riggs Funds Shareholder Services at (202) 835-5300 or outside the Washington, D.C. metropolitan area toll-free at 1-800-934-3883.

SYSTEMATIC WITHDRAWAL PROGRAM

If you were a holder of Class Y Shares of a Money Market Fund at December 31, 1999, you may automatically redeem Shares in a minimum amount of $50 on a regular basis. To be eligible to participate in this program, a Shareholder must have an account value of at least $10,000. A Shareholder may apply for participation in this program through Riggs Investment Corp., Riggs Bank or an authorized broker or dealer. This program may reduce, and eventually deplete, your account. Payments should not be considered yield or income.

Due to the nature of the Automatic Investment Programs, systematic withdrawal privileges are not available to participants in those programs.

EXCHANGE PRIVILEGE

A Shareholder may generally exchange Class Y Shares of one Fund for Class Y Shares of any of the other Funds in the Trust (with the exception of Prime Money Market Fund) at net asset value by writing to or calling Riggs Funds Shareholder Services (RFSS).

Orders for exchanges received by a Fund prior to 4:00 p.m. (Washington, D.C.
time) on any day that Fund is open for business will be executed as of the close of business that day. Orders for exchanges received after 4:00 p.m. (Washington, D.C. time) on any business day will be executed at the close of the next business day.

To execute an order to exchange you must first:

o complete an authorization form permitting the Fund to accept telephone exchange requests;

o        ensure that the account registrations are identical;

o        meet any minimum initial investment requirements;

o        specify the dollar value or number of Shares to be exchanged; and

o        receive a prospectus for the Fund into which you wish to exchange.

An exchange is treated as a redemption and a subsequent purchase, and is a taxable transaction.

The Funds may modify or terminate the exchange privilege at any time. The Funds' management or investment adviser may determine from the amount, frequency and pattern of exchanges that a Shareholder is engaged in excessive trading that is detrimental to a Fund and other Shareholders. If this occurs, a Fund may terminate the availability of exchanges to that Shareholder.

Shareholders may obtain further information on the exchange privilege by calling RFSS at (202) 835-5300 or outside the Washington, D.C. metropolitan area toll-free at 1-800-934-3883.

SYSTEMATIC EXCHANGE PROGRAM

If you were a holder of Class Y Shares of a Money Market Fund at December 31, 1999, you may automatically exchange Shares of a predetermined amount on a monthly, quarterly or annual basis by taking advantage of a systematic exchange privilege. The minimum amount that may be exchanged is $50. Shareholders interested in participating in this program should contact RFSS.

ADDITIONAL CONDITIONS

TELEPHONE TRANSACTIONS

The Funds will record your telephone instructions. If a Fund does not follow reasonable procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions.

SHARE CERTIFICATES

The Funds no longer issues Share certificates. If you are redeeming or exchanging Shares represented by certificates previously issued by a Fund, you must return the certificates with your written redemption or exchange request. For your protection, send your certificates by registered or certified mail, but do not endorse them.

ACCOUNT AND SHARE INFORMATION

FUND TRANSACTIONS THROUGH RIGGS FUNDS ONLINE SM.

If you have previously established an account with the Funds, and have signed the Riggs Funds OnLineSM Agreement, you may purchase Shares through the Riggs Funds Internet Site on the World Wide Web (http://www.riggsbank.com) (the Web
Site). You may also check your Fund account balance(s) and historical transactions through the Web Site. You cannot, however, establish a new Fund account through the Web Site--you may only establish a new Client account under the methods described in the How to Purchase Shares section.

Trust customers of Riggs Bank N.A. should contact their account officer for information on the availability of transactions over the Internet.

You should contact RFSS at (202) 835-5300 or outside the Washington D.C. metropolitan area toll-free at 1-800-934-3883 to get started. RFSS will provide instructions on how to create and activate your Personal Identification Number
(PIN). If you forget or lose your PIN number, contact RFSS.

ONLINE CONDITIONS

Because of security concerns and costs associated with maintaining the Web Site, purchases through the Web Site are subject to the following daily minimum and maximum transaction amounts:

                      MINIMUMMAXIMUM

Purchases             $____         $_________

Your transactions through the Web Site are effective at the time they are received by the Fund, and are subject to all of the conditions and procedures described in this prospectus.

Shareholders may not change their address of record, registration, or wiring instructions through the Web Site. The Web Site privilege may be modified at any time, but you will be notified in writing of any termination of the privilege.

ONLINE RISKS

Shareholders that utilize the Web Site for account histories or transactions should be aware that the Internet is an unsecured, unstable, unregulated and unpredictable environment. Your ability to use the Web Site for transactions is dependent upon the Internet and equipment, software, systems, data and services provided by various vendors and third parties (including telecommunications carriers, equipment manufacturers, firewall providers and encryption system providers).

While the Funds and their service providers have established certain security procedures, the Funds, their distributor and transfer agent cannot assure you that inquiries or trading activity will be completely secure. There may also be delays, malfunctions or other inconveniences generally associated with this medium. There may be times when the Web Site is unavailable for Fund transactions, which may be due to the Internet or the actions or omissions of any third party--should this happen, you should consider purchasing, redeeming or exchanging Shares by another method. The Riggs Funds, its transfer agent, distributor and RFSS are not responsible for any such delays or malfunctions, and are not responsible for wrongful acts by third parties, as long as reasonable security procedures are followed.

CONFIRMATIONS AND ACCOUNT STATEMENTS

You will receive confirmation of purchases and redemptions except for systematic transactions. In addition, you will receive periodic statements reporting all account activity, including systematic transactions, dividends and capital gains paid.

DIVIDENDS AND CAPITAL GAINS

With respect to the Money Market Funds and U.S. Government Securities Fund, dividends are declared daily and paid monthly. With respect to the Stock Fund and Small Company Stock Fund, dividends are declared and paid quarterly. Unless Shareholders request cash payments by so indicating on the account application or by writing to one of these Funds, dividends are automatically reinvested in additional Shares of the respective Fund on payment dates at net asset value on the ex-dividend date without a sales charge.

In addition, the Funds pay any capital gains at least annually. Your dividends and capital gains distributions will be automatically reinvested in additional Shares without a sales charge, unless you elect cash payments.

If you purchase Shares just before a Fund declares a dividend or capital gain distribution, you will pay the full price for the Shares and then receive a portion of the price back in the form of a taxable distribution, whether or not you reinvest the distribution in Shares. Therefore, you should consider the tax implications of purchasing Shares shortly before a Fund declares a dividend or capital gain.

ACCOUNTS WITH LOW BALANCES

Due to the high cost of maintaining accounts with low balances, accounts may be closed if redemptions or exchanges cause the account balance to fall below the minimum initial investment amount. Before an account is closed, you will be notified and allowed 30 days to purchase additional Shares to meet the minimum. The required minimum may be waived for employees or retirees of the Riggs National Corporation and/or its subsidiaries, employees of any broker/dealer operating on the premises of Riggs Bank, and their spouses and children under 21.

TAX INFORMATION

The Funds send an annual statement of your account activity to assist you in completing your federal, state and local tax returns. Fund distributions of dividends and capital gains are taxable to you whether paid in cash or reinvested in a Fund. Dividends are taxable as ordinary income; capital gains are taxable at different rates depending upon the length of time a Fund holds its assets.

Fund distributions are expected to be both dividends and capital gains. Redemptions and exchanges are taxable sales. Please consult your tax adviser regarding your federal, state, and local tax liability.

WHO MANAGES THE FUNDS?

     The Board of Trustees governs the Funds. The Board selects and oversees the Adviser, Riggs Bank, N.A. ("Adviser"). The Adviser manages the Funds' assets, including buying and selling portfolio securities. The Adviser's address is 800 17th Street N.W., Washington, D.C. 20006.

     The Adviser has delegated daily management of the Funds assets to the Sub-Adviser, Riggs Investment Management Corp. ("RIMCO") which is paid by the Adviser and not by the Funds. The Sub-Adviser's address is: Riggs Investment Management Corp. 800 17th Street N.W. Washington, D.C. 20006.

     Riggs Bank, N.A. is a subsidiary of Riggs National Corporation, a bank holding company. Riggs Bank, N.A., or its subsidiary Riggs Investment Management Corp. ("RIMCO"), has advised the Riggs Funds since September 1991, and as of April 30, 1999, provides investment advice for assets approximating $2.7 billion. Riggs Bank, N.A. has a varied client base of approximately 100 other relationships including corporate, union and public pension plans, foundations, endowments and associations.

The Funds' portfolio managers are:

     NATHAN REISCHER, is Director and Chief Fixed Income Strategist of RIMCO. He is responsible for formulating the firm's fixed income investment strategy and directing management of its fixed income portfolios. Mr. Reischer has more than 20 years of fixed income management experience. He was Director and Senior Domestic Strategist for Barclays Capital, Inc. in New York from 1995 until joining RIMCO in 1998. From 1983 to 1994, he served as Fixed Income Portfolio Manager and Director of Cash Management at GM Investment Management Company in New York. He brings additional asset/liability management experience having been a consultant to financial institutions at IMA, Inc. in Seattle, and Vice
President and Manager of the Investment Portfolio Department at Seattle First National Bank. Mr. Reischer earned his B.B.A. in Economics from the University of Houston and his M.B.A. from Bernard M. Baruch College. He assumed portfolio management responsibilities for the U.S. Government Securities Fund in September 1998.

PHILIP D. TASHO, is the Chief Executive Officer and Chief Investment Officer of RIMCO and served as the manager of the Stock Fund from its inception through June 1994. Most recently, Mr. Tasho was a Vice President at Shawmut Investment Advisers in Boston, MA from 1994 to 1995. Prior to that, Mr. Tasho served as a Managing Director of RIMCO and was a member of the senior management committee from 1990 to 1994. He also served as a Senior Portfolio Manager for the Sovran Bank in Bethesda and as Director of Research for the same bank at its Richmond head office. He started his career as a Trust Investment Officer for the First American Bank in Washington. Mr. Tasho earned a B.A. in Russian from Grinnel College and an M.B.A. in Finance and Investments from George Washington University. He holds a CFA from the Institute of Chartered Financial Analysts. Mr. Tasho assumed portfolio management responsibility of the Stock Fund and Small Company Stock Fund in November 1995.

ADVISORY FEES

The Adviser receives an annual investment advisory fee at annual rates equal to percentages of the relevant Fund's average net assets as follows: Stock Fund and U.S. Government Securities Fund--0.75%; Small Company Stock Fund--0.80%; and Prime Money Market Fund and U.S. Treasury Money Market Fund--0.50%. The Adviser may voluntarily waive a portion of its fee or reimburse the Funds for certain operating expenses.

YEAR 2000 READINESS

The "Year 2000" problem is the potential for computer errors or failures because certain computer systems may be unable to interpret dates after December 31, 1999 or experience other date-related problems. The Year 2000 problem may cause systems to process information incorrectly and could disrupt businesses, such as the Funds', that rely on computers.

While it is impossible to determine in advance all of the risks to the Funds, the Funds could experience interruptions in basic financial and operational functions. Fund Shareholders could experience errors or disruptions in Fund Share transactions or Fund communications.

The Funds' service providers are making changes to their computer systems to fix any Year 2000 problems. In addition, they are working to gather information from third-party providers to determine their Year 2000 readiness.

Year 2000 problems would also increase the risks of the Funds' investments. To assess the potential effect of the Year 2000 problem, the Adviser is reviewing information regarding the Year 2000 readiness of issuers of securities the Funds may purchase. However, this may be difficult with certain issuers. For example, funds dealing with foreign service providers or investing in foreign securities will have difficulty determining the Year 2000 readiness of these entities.

The financial impact of these issues for the Funds is still being determined. There can be no assurance that potential Year 2000 problems would not have a material adverse effect on the Funds.

FINANCIAL INFORMATION

FINANCIAL HIGHLIGHTS

The Stock Fund, Small Company Stock Fund and U.S. Government Securities Funds' fiscal year end is April 30. As this is these Funds' first fiscal year as Class Y Shares, financial information is not yet available.

The following Financial Highlights will help you understand the financial performance of the Prime Money Market Fund and U.S. Treasury Money Market Fund for the past five fiscal years, or since inception, if the life of a Fund is shorter. Some of the information is presented on a per Share basis. Total returns represent the rate an investor would have earned (or lost) on an investment in the Funds, assuming reinvestment of any dividends and capital gains. This information has been audited by Arthur Andersen LLP whose report, along with the Funds' audited financial statements, is included in the Annual Report.

RIGGS FUNDS
FINANCIAL HIGHLIGHTS

(For a Share outstanding throughout each period)

The following table for the fiscal years ended April 30, 1995, 1996, 1997 and 1998 has been audited by Ernst & Young LLP, the Trust's former independent auditors. The financial highlights for the fiscal year ended April 30, 1999 have been audited by Arthur Andersen LLP. Arthur Andersen's report dated June 22, 1999, on the Trust 's financial statements for the year ended April 30, 1999, is included in the Combined Annual Report, which is incorporated herein by reference. This table should be read in conjunction with the Fund's financial statements and notes thereto, which may be obtained free of charge from the Trust.


YEAR      NET ASSET      NET           NET           TOTAL       DISTRIBUTIONS DISTRIBUTIONS   CAPITAL
ENDED     VALUE,         INVESTMENT    REALIZED      FROM        FROM NET      FROM NET        CONTRIBUTION
APRIL 30, BEGINNING      INCOME        AND           INVESTMENT  INVESTMENT    REALIZED GAINS
          OF PERIOD      (LOSS)        UNREALIZED    OPERATIONS  INCOME
                                       GAIN (LOSS)
                                       ON
                                       INVESTMENTS

----------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------
U.S. TREASURY MONEY MARKET FUND Y SHARES

----------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------
1995      $ 1.00          0.04         --             0.04        (0.04)       --              --
----------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------
1996      $ 1.00          0.05         --             0.05        (0.05)       --              --
----------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------
1997      $ 1.00          0.05         --             0.05        (0.05)       --              --
----------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------
1998      $ 1.00          0.05         --             0.05        (0.05)       --              --
----------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------
1999      $ 1.00          0.04         --             0.04        (0.04)       --              --
----------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------
PRIME MONEY MARKET FUND Y SHARES

----------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------
1995      $ 1.00         0.047        (0.003)        0.044      (0.047)        --              0.003
----------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------
1996      $ 1.00          0.05         --             0.05        (0.05)       --              --
----------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------
1997      $ 1.00          0.05         --             0.05        (0.05)       --              --
----------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------
1998      $ 1.00          0.05         --             0.05        (0.05)       --              --
----------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------
1999      $ 1.00          0.05         --             0.05        (0.05)       --              --
----------------------------------------------------------------------------------------------------------


1 BASED ON NET ASSET VALUE, WHICH DOES NOT REFLECT THE SALES CHARGE OR CONTINGENT DEFERRED SALES CHARGE, IF APPLICABLE. 2 DURING THE PERIOD CERTAIN FEES WERE VOLUNTARILY WAIVED. IF SUCH WAIVERS HAD NOT OCCURRED, THE RATIOS WOULD HAVE BEEN AS INDICATED. 3 TOTAL RETURN WOULD HAVE REMAINED AT 4.84% ABSENT THE CAPITAL CONTRIBUTION BY RIGGS NATIONAL CORP.



--------------------------------------------------------------------------------------------------------
                              RATIOS TO AVERAGE NET ASSETS

--------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------
TOTAL       NET        TOTAL  EXPENSES2  NET        EXPENSES        NET           NET          PORTFOLIO
DISTRIBUTIONASSET      RETURN1           INVESTMENT (AFTER          INVESTMENT    ASSETS,      TURNOVER

            VALUE,                       INCOME     WAIVERS)        INCOME        END OF
            END OF                       (LOSS)2                    (LOSS)        PERIOD
            PERIOD                                                  (AFTER        (000
                                                                    WAIVERS)      OMITTED)

--------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------
 (0.04)     $ 1.00      4.39% 0.80%      4.13%      0.60%           4.33%         $81,089          --
--------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------
 (0.05)     $ 1.00      5.28% 0.78%      4.99%      0.60%           5.17%         $107,104         --
--------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------
 (0.05)     $ 1.00      4.83% 0.70%      4.61%      0.57%           4.74%         $141,011         --
--------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------
 (0.05)     $ 1.00      5.00% 0.71%      4.80%      0.63%           4.88%         $117,424         --
--------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------
 (0.04)     $ 1.00      4.49% 0.97%      4.14%      0.72%           4.39%         $138,097         --
--------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------
(0.044)     $ 1.00            0.68%      4.48%      0.44%           4.72%         $284,059         --
                       4.84%3
--------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------
 (0.05)     $ 1.00      5.50% 0.70%      5.07%      0.51%           5.26%         $367,742         --
--------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------
 (0.05)     $ 1.00      5.09% 0.68%      4.83%      0.51%           5.00%         $372,037         --
--------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------
 (0.05)     $ 1.00      5.22% 0.69%      5.00%      0.58%           5.11%         $318,122         --
--------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------
 (0.05)     $ 1.00      4.76% 0.94%      4.40%      0.69%           4.65%         $425,054         --
--------------------------------------------------------------------------------------------------------

2

RIGGS FUNDS

CLASS Y SHARES

Riggs Stock Fund
Riggs Small Company Stock Fund
Riggs U.S. Government Securities Fund
Riggs Prime Money Market Fund
Riggs U.S. Treasury Money Market Fund

A Statement of Additional Information (SAI) dated December 13, 1999 is incorporated by reference into this prospectus. Additional information about the Funds' and their investments is contained in the Funds' SAI, and Annual and Semi-Annual Reports to Shareholders as they become available. The Annual Report discusses market conditions and investment strategies that significantly affected the Funds' performance during their last fiscal year. To obtain the SAI, the Annual Report, Semi-Annual Report and other information without charge, call your investment professional or Riggs Funds Shareholder Services at (202) 835-5300 or outside the Washington, DC metropolitan area toll-free at 1-800-934-3883.

You can obtain information about the Fund (including the SAI) by writing to or visiting the Public Reference Room in Washington, DC. You may also access fund information from the EDGAR Database on the SEC's Internet site at http://www.sec.gov. You can purchase copies of this information by contacting the SEC by email at publicinfo@sec.gov. or by writing to the SEC's Public Reference Section, Washington, DC 20549-0102. Call 1-202-942-8090 for information on the Public Reference Room's operations and copying fees.

INVESTMENT COMPANY ACT FILE NO. 811-6309

CUSIP 76656A 781 CUSIP 76656A 799 CUSIP 76656A 773 CUSIP 76656A 401 CUSIP 76656A
807 G02713-02 (12/99)

                                   RIGGS FUNDS

                                RIGGS STOCK FUND

                                 CLASS R SHARES

                                 CLASS Y SHARES

                                 CLASS B SHARES

                         RIGGS SMALL COMPANY STOCK FUND

                                 CLASS R SHARES

                                 CLASS Y SHARES

                                 CLASS B SHARES

                           RIGGS LARGE CAP GROWTH FUND

                                 CLASS R SHARES

                                 CLASS B SHARES

                      RIGGS U.S. GOVERNMENT SECURITIES FUND

                                 CLASS R SHARES

                                 CLASS Y SHARES

                                 RIGGS BOND FUND

                                 CLASS R SHARES

                      RIGGS INTERMEDIATE TAX FREE BOND FUND

                                 CLASS R SHARES

                       RIGGS LONG TERM TAX FREE BOND FUND

                                 CLASS R SHARES

                          RIGGS PRIME MONEY MARKET FUND

                                 CLASS R SHARES

                                 CLASS Y SHARES

                      RIGGS U.S. TREASURY MONEY MARKET FUND

                                 CLASS R SHARES

                                 CLASS Y SHARES

                       STATEMENT OF ADDITIONAL INFORMATION

                                DECEMBER 13, 1999

This Statement of Additional Information (SAI) is not a prospectus. Read this SAI in conjunction with the prospectuses of the Riggs Funds dated December 13, 1999.

This SAI incorporates by reference the Funds' Annual Report. Obtain the prospectuses or the Annual Report without charge by calling Riggs Funds Shareholder Services at (202) 835-5300 or outside the Washington, D.C. metropolitan area toll-free at 1-800-934-3883.

     CONTENTS

         HOW ARE THE FUNDS ORGANIZED?............................2
         SECURITIES IN WHICH THE FUNDS INVEST....................2
         WHAT DO SHARES COST?....................................18
         HOW ARE THE FUNDS SOLD?.................................18
         SUBACCOUNTING SERVICES..................................19
         REDEMPTION IN KIND......................................19
         MASSACHUSETTS PARTNERSHIP LAW...........................20
         ACCOUNT AND SHARE INFORMATION...........................20
         TAX INFORMATION.........................................21
         WHO MANAGES AND PROVIDES SERVICES TO THE FUNDS..........22
         FEES PAID BY THE FUNDS FOR SERVICES.....................26
         HOW DO THE FUNDS MEASURE PERFORMANCE?...................26
         FINANCIAL INFORMATION...................................31
         APPENDIX................................................32
         ADDRESSES........................................BACK COVER

     Federated Securities Corp., Distributor, subsidiary of Federated Investors, Inc.

     G02713-03 (12/99)

HOW ARE THE FUNDS ORGANIZED

Riggs Funds (Trust) is a diversified, open-end, management investment company that was established under the laws of the Commonwealth of Massachusetts on April 1, 1991. The Trust changed its name from RIMCO Monument Funds to RIGGS Funds on June 30, 1998. The Trust may offer separate series of Shares representing interests in separate portfolios of securities. The Board of Trustees (the Board) has established three classes of Shares known as Class R Shares Class Y Shares and Class B Shares. This SAI relates to all three classes of Shares. The Funds' investment adviser is Riggs Bank, N.A. (Adviser).

SECURITIES IN WHICH THE FUNDS INVEST

In pursuing their investment strategy, the Funds may invest in the following securities for any purpose that is consistent with their investment objective.

Following tables indicate which types of securities are a: o P = PRINCIPAl investment of a Fund; o A = ACCEPTABLe (but not principal) investment of a Fund; or o N = NOT AN ACCEPTABLe investment of a Fund.

----------------------------- ------ -------- -------- ---------- ------ ----------- -------- ------- --------
SECURITIES                    STOCK  SMALL    LARGE    U.S.       BOND   INTERMEDIATELONG     PRIME   U.S.
                              FUND   COMPANY  CAP      GOVERNMENT FUND   TAX FREE    TERM     MONEY   TREASURY
                                     STOCK    GROWTH   SECURITIES        BOND FUND   TAX      MARKET  MONEY
                                      FUND     FUND      FUND                        FREE      FUND   MARKET

                                                                                     BOND              FUND

                                      FUND

----------------------------- ------ -------- -------- ---------- ------ ----------- -------- ------- --------
----------------------------- ------ -------- -------- ---------- ------ ----------- -------- ------- --------
AGENCY SECURITIES               A       A        A         P        A        A          A       P        N
----------------------------- ------ -------- -------- ---------- ------ ----------- -------- ------- --------
 AMERICAN DEPOSITORY            A       A        P         N        A        N          N       N        N
 RECEIPTS 1

 ---------------------------- ------ -------- -------- ---------- ------ ----------- -------- ------- --------
----------------------------- ------ -------- -------- ---------- ------ ----------- -------- ------- --------
ASSET BACKED SECURITIES         N       N        N         A        A        N          N       N        N
----------------------------- ------ -------- -------- ---------- ------ ----------- -------- ------- --------
----------------------------- ------ -------- -------- ---------- ------ ----------- -------- ------- --------
BANK INSTRUMENTS                A       A        A         A        A        A          A       P        N
----------------------------- ------ -------- -------- ---------- ------ ----------- -------- ------- --------
----------------------------- ------ -------- -------- ---------- ------ ----------- -------- ------- --------
COLLATERALIZED MORTGAGE         N       N        N         P        A        N          N       N        N
OBLIGATIONS

----------------------------- ------ -------- -------- ---------- ------ ----------- -------- ------- --------
----------------------------- ------ -------- -------- ---------- ------ ----------- -------- ------- --------
COMMERCIAL PAPER 2, 3           A       A        A         A        P        A          A       P        N
----------------------------- ------ -------- -------- ---------- ------ ----------- -------- ------- --------
----------------------------- ------ -------- -------- ---------- ------ ----------- -------- ------- --------
COMMON STOCKS                   P       P        P         N        A        P          N       N        N
----------------------------- ------ -------- -------- ---------- ------ ----------- -------- ------- --------
----------------------------- ------ -------- -------- ---------- ------ ----------- -------- ------- --------
CONVERTIBLE SECURITIES          A       A        A         N        P        A          A       N        N
----------------------------- ------ -------- -------- ---------- ------ ----------- -------- ------- --------
----------------------------- ------ -------- -------- ---------- ------ ----------- -------- ------- --------
CORPORATE DEBT OBLIGATIONS      A       A        A         A        P        A          A       P        N
4
----------------------------- ------ -------- -------- ---------- ------ ----------- -------- ------- --------
----------------------------- ------ -------- -------- ---------- ------ ----------- -------- ------- --------
CREDIT ENHANCEMENT 5            N       N        A         N        A        A          P       P        N
----------------------------- ------ -------- -------- ---------- ------ ----------- -------- ------- --------
----------------------------- ------ -------- -------- ---------- ------ ----------- -------- ------- --------
DEMAND INSTRUMENTS              A       A        A         A        A        A          A       A        N
----------------------------- ------ -------- -------- ---------- ------ ----------- -------- ------- --------
----------------------------- ------ -------- -------- ---------- ------ ----------- -------- ------- --------
FOREIGN SECURITIES              A       A        A         N        A        A          N       N        N
----------------------------- ------ -------- -------- ---------- ------ ----------- -------- ------- --------
----------------------------- ------ -------- -------- ---------- ------ ----------- -------- ------- --------
FUTURES AND OPTIONS             A       A        A         A        A        A          A       N        N
TRANSACTIONS

----------------------------- ------ -------- -------- ---------- ------ ----------- -------- ------- --------
----------------------------- ------ -------- -------- ---------- ------ ----------- -------- ------- --------
GENERAL OBLIGATION BONDS        N       N        N         N        N        N          P       A        N
----------------------------- ------ -------- -------- ---------- ------ ----------- -------- ------- --------
----------------------------- ------ -------- -------- ---------- ------ ----------- -------- ------- --------
INSURANCE CONTRACTS             N       N        N         N        A        N          N       A        N
----------------------------- ------ -------- -------- ---------- ------ ----------- -------- ------- --------
----------------------------- ------ -------- -------- ---------- ------ ----------- -------- ------- --------
INVERSE FLOATERS                N       N        N         N        A        N          P       N        N
----------------------------- ------ -------- -------- ---------- ------ ----------- -------- ------- --------
----------------------------- ------ -------- -------- ---------- ------ ----------- -------- ------- --------
MORTGAGE BACKED SECURITIES      N       N        N         P        A        N          N       N        N
----------------------------- ------ -------- -------- ---------- ------ ----------- -------- ------- --------
----------------------------- ------ -------- -------- ---------- ------ ----------- -------- ------- --------
MUNICIPAL SECURITIES            N       N        N         N        P        N          P       N        N
----------------------------- ------ -------- -------- ---------- ------ ----------- -------- ------- --------
----------------------------- ------ -------- -------- ---------- ------ ----------- -------- ------- --------
PREFERRED STOCKS                A       A        P         N        P        P          N       N        P
----------------------------- ------ -------- -------- ---------- ------ ----------- -------- ------- --------
----------------------------- ------ -------- -------- ---------- ------ ----------- -------- ------- --------
PRIVATE ACTIVITY BONDS          N       N        N         N        N        N          P       A        N
----------------------------- ------ -------- -------- ---------- ------ ----------- -------- ------- --------
----------------------------- ------ -------- -------- ---------- ------ ----------- -------- ------- --------
REAL ESTATE INVESTMENT          N       A        A         N        A        A          N       N        N
TRUSTS

----------------------------- ------ -------- -------- ---------- ------ ----------- -------- ------- --------
----------------------------- ------ -------- -------- ---------- ------ ----------- -------- ------- --------
REPURCHASE AGREEMENTS           A       A        P         A        P        P          P       A        P
----------------------------- ------ -------- -------- ---------- ------ ----------- -------- ------- --------
----------------------------- ------ -------- -------- ---------- ------ ----------- -------- ------- --------
REVERSE REPURCHASE              A       A        A         A        A        A          A       A        A
AGREEMENTS

----------------------------- ------ -------- -------- ---------- ------ ----------- -------- ------- --------




----------------------------- ------ -------- -------- ---------- ------ ----------- -------- ------- --------
SECURITIES OF OTHER             A       A        A         A        A        A          A       A        A
INVESTMENT COMPANIES

----------------------------- ------ -------- -------- ---------- ------ ----------- -------- ------- --------
----------------------------- ------ -------- -------- ---------- ------ ----------- -------- ------- --------
SPECIAL REVENUE BONDS           N       N        N         N        N        N          P       A        N
----------------------------- ------ -------- -------- ---------- ------ ----------- -------- ------- --------
----------------------------- ------ -------- -------- ---------- ------ ----------- -------- ------- --------
TREASURY SECURITIES             A       A        A         P        A        A          A       P        P
----------------------------- ------ -------- -------- ---------- ------ ----------- -------- ------- --------
----------------------------- ------ -------- -------- ---------- ------ ----------- -------- ------- --------
VARIABLE RATE DEMAND NOTES      A       A        A         A        A        A          P       P        N
----------------------------- ------ -------- -------- ---------- ------ ----------- -------- ------- --------
----------------------------- ------ -------- -------- ---------- ------ ----------- -------- ------- --------
WARRANTS                        A       A        A         N        A        A          N       N        N
----------------------------- ------ -------- -------- ---------- ------ ----------- -------- ------- --------
----------------------------- ------ -------- -------- ---------- ------ ----------- -------- ------- --------
WHEN-ISSUED TRANSACTIONS        A       A        P         A        P        P          P       A        A
----------------------------- ------ -------- -------- ---------- ------ ----------- -------- ------- --------
----------------------------- ------ -------- -------- ---------- ------ ----------- -------- ------- --------
ZERO COUPON SECURITIES          N       N        N         N        P        N          P       N        N
----------------------------- ------ -------- -------- ---------- ------ ----------- -------- ------- --------

     1. The Stock Fund and Small Company Stock Fund may invest up to 20% of their total assets in ADRs.

     2. The U.S. Government Securities Fund may invest in commercial paper that has at least two high quality ratings by a nationally recognized statistical rating organization (NRSRO).

     3. The Stock Fund and Small Company Stock Fund may invest in commercial paper rated A-1 by S&P, Prime-1 by Moody's or F-1+ or F-1 by Fitch.

     4. The U.S. Government Securities Fund may invest in corporate debt obligations and U.S. dollar denominated debt obligations of foreign corporations and governments rated Baa or better, Aaa, Aa or A by Moody's Investor Services, Inc. (Moody's); BBB or better, AAA, AA or A by Standard & Poor's (S&P); or BBB or better, AAA, AA, or A by Fitch IBCA, Inc. (Fitch). The Fund will limit its investment in bonds rated in the lowest investment grade category to 10% of its total assets. In the event that any such security is downgraded below the fourth highest rating category, the Fund will dispose of the security.

     5. The Prime Money Market Fund may have more than 25% of its total assets invested in securities credit-enhanced by banks.

20

SECURITIES DESCRIPTIONS AND TECHNIQUES

EQUITY SECURITIES

Equity securities represent a Share of an issuer's earnings and assets, after the issuer pays its liabilities. The Funds cannot predict the income it will receive from equity securities because issuers generally have discretion as to the payment of any dividends or distributions. However, equity securities offer greater potential for appreciation than many other types of securities, because their value increases directly with the value of the issuer's business. The following describes the types of equity securities in which the Funds invest.

    COMMON STOCKS

    Common stocks are the most prevalent type of equity security. Common stocks receive the issuer's earnings after the issuer pays its creditors and any preferred stockholders. As a result, changes in an issuer's earnings directly influence the value of its common stock.

    PREFERRED STOCKS

    Preferred stocks have the right to receive specified dividends or distributions before the issuer makes payments on its common stock. Some preferred stocks also participate in dividends and distributions paid on common stock. Preferred stocks may also permit the issuer to redeem the stock. A Fund may treat such redeemable preferred stock as a fixed income security.

    REAL ESTATE INVESTMENT TRUSTS (REITS)

    REITs are real estate investment trusts that lease, operate and finance commercial real estate. REITs are exempt from federal corporate income tax if they limit their operations and distribute most of their income. Such tax requirements limit a REIT's ability to respond to changes in the commercial real estate market.

    WARRANTS

    Warrants give a Fund the option to buy the issuer's equity securities at a specified price (the exercise price) at a specified future date (the expiration date). A Fund may buy the designated securities by paying the exercise price before the expiration date. Warrants may become worthless if the price of the stock does not rise above the exercise price by the expiration date. This increases the market risks of warrants as compared to the underlying security.

    Rights are the same as warrants, except companies typically issue rights to existing stockholders.

FIXED INCOME SECURITIES

Fixed income securities pay interest, dividends or distributions at a specified rate. The rate may be a fixed percentage of the principal or adjusted periodically. In addition, the issuer of a fixed income security must repay the principal amount of the security, normally within a specified time. Fixed income securities provide more regular income than equity securities. However, the returns on fixed income securities are limited and normally do not increase with the issuer's earnings. This limits the potential appreciation of fixed income securities as compared to equity securities.

A security's yield measures the annual income earned on a security as a percentage of its price. A security's yield will increase or decrease depending upon whether it costs less (a discount) or more (a premium) than the principal amount. If the issuer may redeem the security before its scheduled maturity, the price and yield on a discount or premium security may change based upon the probability of an early redemption. Securities with higher risks generally have higher yields.

The following describes the types of fixed income securities in which a Fund may invest.

    TREASURY SECURITIES

    Treasury securities are direct obligations of the federal government of the United States. Treasury securities are generally regarded as having the lowest credit risks.

    AGENCY SECURITIES

    Agency securities are issued or guaranteed by a federal agency or other government sponsored entity acting under federal authority (a GSE). The United States supports some GSEs with its full, faith and credit. Other GSEs receive support through federal subsidies, loans or other benefits. A few GSEs have no explicit financial support, but are regarded as having implied support because the federal government sponsors their activities. Agency securities are generally regarded as having low credit risks, but not as low as treasury securities.

    The Funds treat mortgage backed securities guaranteed by GSEs as agency securities. Although a GSE guarantee protects against credit risks, it does not reduce the market and prepayment risks of these mortgage

    CORPORATE DEBT SECURITIES

    Corporate debt securities are fixed income securities issued by businesses. Notes, bonds, debentures and commercial paper are the most prevalent types of corporate debt securities. A Fund may also purchase interests in bank loans to companies. The credit risks of corporate debt securities vary widely among issuers.

    In addition, the credit risk of an issuer's debt security may vary based on its priority for repayment. For example, higher ranking (senior) debt securities have a higher priority than lower ranking (subordinated) securities. This means that the issuer might not make payments on subordinated securities while continuing to make payments on senior securities. In addition, in the event of bankruptcy, holders of senior securities may receive amounts otherwise payable to the holders of subordinated securities. Some subordinated securities, such as trust preferred and capital securities notes, also permit the issuer to defer payments under certain circumstances. For example, insurance companies issue securities known as surplus notes that permit the insurance company to defer any payment that would reduce its capital below regulatory requirements.

        COMMERCIAL PAPER

        Commercial paper is an issuer's obligation with a maturity of less than nine months. Companies typically issue commercial paper to pay for current expenditures. Most issuers constantly reissue their commercial paper and use the proceeds (or bank loans) to repay maturing paper. If the issuer cannot continue to obtain liquidity in this fashion, its commercial paper may default.

        DEMAND INSTRUMENTS

        Demand instruments are corporate debt securities that the issuer must repay upon demand. Other demand instruments require a third party, such as a dealer or bank, to repurchase the security for its face value upon demand. The Funds treat demand instruments as short-term securities, even though their stated maturity may extend beyond one year.

    MUNICIPAL SECURITIES

    Municipal securities are issued by states, counties, cities and other political subdivisions and authorities. Although many municipal securities are exempt from federal income tax, the Fund may invest in taxable municipal securities.

    MORTGAGE BACKED SECURITIES

    Mortgage backed securities represent interests in pools of mortgages. The mortgages that comprise a pool normally have similar interest rates, maturities and other terms. Mortgages may have fixed or adjustable interest rates. Interests in pools of adjustable rate mortgages are known as ARMs.

    Mortgage backed securities come in a variety of forms. Many have extremely complicated terms. The simplest form of mortgage backed securities are pass-through certificates. An issuer of pass-through certificates gathers monthly payments from an underlying pool of mortgages. Then, the issuer deducts its fees and expenses and passes the balance of the payments on to the certificate holders once a month. Holders of pass-through certificates receive a pro rata Share of all payments and pre-payments from the underlying mortgages. As a result, the holders assume all the prepayment risks of the underlying mortgages.

        COLLATERALIZED MORTGAGE OBLIGATIONS (CMOS)

        CMOs, including interests in real estate mortgage investment conduits (REMICs), allocate payments and prepayments from an underlying pass-through certificate among holders of different classes of mortgage backed securities. This creates different prepayment and interest rate risks for each CMO class. The degree of increased or decreased prepayment risks depends upon the structure of the CMOs. However, the actual returns on any type of mortgage backed security depend upon the performance of the underlying pool of mortgages, which no one can predict and will vary among pools.

           SEQUENTIAL CMOS

           In a sequential pay CMO, one class of CMOs receives all principal payments and prepayments. The next class of CMOs receives all principal payments after the first class is paid off. This process repeats for each sequential class of CMO. As a result, each class of sequential pay CMOs reduces the prepayment risks of subsequent classes.

           PACS, TACS AND COMPANION CLASSES

           More sophisticated CMOs include planned amortization classes (PACs) and targeted amortization classes (TACs). PACs and TACs are issued with companion classes. PACs and TACs receive principal payments and prepayments at a specified rate. The companion classes receive principal payments and prepayments in excess of the specified rate. In addition, PACs will receive the companion classes' Share of principal payments, if necessary, to cover a shortfall in the prepayment rate.

           This helps PACs and TACs to control prepayment risks by increasing the risks to their companion classes.

           IOS AND POS

           CMOs may allocate interest payments to one class (Interest Only or IOs) and principal payments to another class (Principal Only or POs). POs increase in value when prepayment rates increase. In contrast, IOs decrease in value when prepayments increase, because the underlying mortgages generate less interest payments. However, IOs tend to increase in value when interest rates rise (and prepayments decrease), making IOs a useful hedge against interest rate risks.

           FLOATERS AND INVERSE FLOATERS

           Another variant allocates interest payments between two classes of CMOs. One class (Floaters) receives a Share of interest payments based upon a market index such as the London Interbank Offered Rate (LIBOR). The other class (Inverse Floaters) receives any remaining interest payments from the underlying mortgages. Floater classes receive more interest (and Inverse Floater classes receive correspondingly less interest) as interest rates rise. This shifts prepayment and interest rate risks from the Floater to the Inverse Floater class, reducing the price volatility of the Floater class and increasing the price volatility of the Inverse Floater class.

           Z CLASSES AND RESIDUAL CLASSES

           CMOs must allocate all payments received from the underlying mortgages to some class. To capture any unallocated payments, CMOs generally have an accrual (Z) class. Z classes do not receive any payments from the underlying mortgages until all other CMO classes have been paid off. Once this happens, holders of Z class CMOs receive all payments and prepayments. Similarly, REMICs have residual interests that receive any mortgage payments not allocated to another REMIC class.

           The degree of increased or decreased prepayment risks depends upon the structure of the CMOs. However, the actual returns on any type of mortgage backed security depend upon the performance of the underlying pool of mortgages, which no one can predict and will vary among pools.

        ASSET BACKED SECURITIES

        Asset backed securities are payable from pools of obligations other than mortgages. Most asset backed securities involve consumer or commercial debts with maturities of less than ten years. However, almost any type of fixed income assets (including other fixed income securities) may be used to create an asset backed security. Asset backed securities may take the form of commercial paper, notes, or pass through certificates. Asset backed securities have prepayment risks. Like CMOs, asset backed securities may be structured like Floaters, Inverse Floaters, IOs and POs.

    ZERO COUPON SECURITIES

    Zero coupon securities do not pay interest or principal until final maturity unlike debt securities that provide periodic payments of interest (referred to as a coupon payment). Investors buy zero coupon securities at a price below the amount payable at maturity. The difference between the purchase price and the amount paid at maturity represents interest on the zero coupon security. Investors must wait until maturity to receive interest and principal, which increases the market and credit risks of a zero coupon security. A zero coupon step-up security converts to a coupon security before final maturity.

    There are many forms of zero coupon securities. Some are issued at a discount and are referred to as zero coupon or capital appreciation bonds. Others are created from interest bearing bonds by separating the right to receive the bond's coupon payments from the right to receive the bond's principal due at maturity, a process known as coupon stripping. Treasury STRIPs, IOs and POs are the most common forms of stripped zero coupon securities. In addition, some securities give the issuer the option to deliver additional securities in place of cash interest payments, thereby increasing the amount payable at maturity. These are referred to as pay-in-kind or PIK securities.

BANK INSTRUMENTS

     Bank instruments are unsecured interest bearing deposits with banks. Bank instruments include bank accounts, time deposits, certificates of deposit and banker's acceptances. Yankee instruments are denominated in U.S. dollars and issued by U.S. branches of foreign banks. Eurodollar instruments are denominated in U.S. dollars and issued by non-U.S. branches of U.S. or foreign banks.

INSURANCE CONTRACTS

Insurance contracts include guaranteed investment contracts, funding agreements and annuities. The Fund treats these contracts as fixed income securities.

CREDIT ENHANCEMENT

Credit enhancement consists of an arrangement in which a company agrees to pay amounts due on a fixed income security if the issuer defaults. In some cases the company providing credit enhancement makes all payments directly to the security holders and receives reimbursement from the issuer. Normally, the credit enhancer has greater financial resources and liquidity than the issuer. For this reason, the Adviser usually evaluates the credit risk of a fixed income security based solely upon its credit enhancement.

Common types of credit enhancement include guarantees, letters of credit, bond insurance and surety bonds. Credit enhancement also includes arrangements where securities or other liquid assets secure payment of a fixed income security. If a default occurs, these assets may be sold and the proceeds paid to security's holders. Either form of credit enhancement reduces credit risks by providing another source of payment for a fixed income security.

CONVERTIBLE SECURITIES

Convertible securities are fixed income securities that the Fund has the option to exchange for equity securities at a specified conversion price. The option allows the Fund to realize additional returns if the market price of the equity securities exceeds the conversion price. For example, the Fund may hold fixed income securities that are convertible into Shares of common stock at a conversion price of $10 per Share. If the market value of the Shares of common stock reached $12, the Fund could realize an additional $2 per Share by converting its fixed income securities.

Convertible securities have lower yields than comparable fixed income securities. In addition, at the time a convertible security is issued the conversion price exceeds the market value of the underlying equity securities. Thus, convertible securities may provide lower returns than non-convertible fixed income securities or equity securities depending upon changes in the price of the underlying equity securities. However, convertible securities permit the Fund to realize some of the potential appreciation of the underlying equity securities with less risk of losing its initial investment, but the value of the convertible security may also be adversely affected by the source of the potential depreciation of the equity security.

The Fund treats convertible securities as both fixed income and equity securities for purposes of its investment policies and limitations, because of their unique characteristics.

TAX EXEMPT SECURITIES

Tax exempt securities are fixed income securities that pay interest that is not subject to regular federal income taxes. Typically, states, counties, cities and other political subdivisions and authorities issue tax exempt securities. The market categorizes tax exempt securities by their source of repayment.

    GENERAL OBLIGATION BONDS

    General obligation bonds are supported by the issuer's power to exact property or other taxes. The issuer must impose and collect taxes sufficient to pay principal and interest on the bonds. However, the issuer's authority to impose additional taxes may be limited by its charter or state law.

    SPECIAL REVENUE BONDS

    Special revenue bonds are payable solely from specific revenues received by the issuer such as specific taxes, assessments, tolls, or fees. Bondholders may not collect from the municipality's general taxes or revenues. For example, a municipality may issue bonds to build a toll road, and pledge the tolls to repay the bonds.

    Therefore, a shortfall in the tolls normally would result in a default on the bonds.

    PRIVATE ACTIVITY BONDS

    Private activity bonds are special revenue bonds used to finance private entities. For example, a municipality may issue bonds to finance a new factory to improve its local economy. The municipality would lend the proceeds from its bonds to the company using the factory, and the company would agree to make loan payments sufficient to repay the bonds. The bonds would be payable solely from the company's loan payments, not from any other revenues of the municipality. Therefore, any default on the loan normally would result in a default on the bonds.

     The interest on many types of private activity bonds is subject to the federal alternative minimum tax (AMT). A Fund may invest in bonds subject to AMT.


    TAX INCREMENT FINANCING BONDS

    Tax increment financing (TIF) bonds are payable from increases in taxes or other revenues attributable to projects financed by the bonds. For example, a municipality may issue TIF bonds to redevelop a commercial area. The TIF bonds would be payable solely from any increase in sales taxes collected from merchants in the area. The bonds could default if merchants' sales, and related tax collections, failed to increase as anticipated.

    VARIABLE RATE DEMAND INSTRUMENTS

    Variable rate demand instruments are tax exempt securities that require the issuer or a third party, such as a dealer or bank, to repurchase the security for its face value upon demand. The securities also pay interest at a variable rate intended to cause the securities to trade at their face value. The Funds treat demand instruments as short-term securities, because their variable interest rate adjusts in response to changes in market rates, even though their stated maturity may extend beyond thirteen months.

    MUNICIPAL NOTES

    Municipal notes are short-term tax exempt securities. Many municipalities issue such notes to fund their current operations before collecting taxes or other municipal revenues. Municipalities may also issue notes to fund capital projects prior to issuing long-term bonds. The issuers typically repay the notes at the end of their fiscal year, either with taxes, other revenues or proceeds from newly issued notes or bonds.

FOREIGN SECURITIES

Foreign securities are securities of issuers based outside the United States. A Fund considers an issuer to be based outside the United States if:

o it is organized under the laws of, or has a principal office located in, another country;

o    the principal trading market for its securities is in another country; or

o it (or its subsidiaries) derived in its most current fiscal year at least 50% of its total assets, capitalization, gross revenue or profit from goods produced, services performed, or sales made in another country.

The foreign securities in which a Fund invests are primarily denominated in U.S. dollars. Along with the risks normally associated with domestic securities of the same type, foreign securities are subject to risks of foreign investing.

    DEPOSITARY RECEIPTS

    Depositary receipts represent interests in underlying securities issued by a foreign company. Depositary receipts are not traded in the same market as the underlying security. The foreign securities underlying American Depositary Receipts (ADRs) are traded in the United States. ADRs provide a way to buy Shares of foreign-based companies in the United States rather than in overseas markets. ADRs are also traded in U.S. dollars, eliminating the need for foreign exchange transactions. The foreign securities underlying European Depositary Receipts (EDRs), Global Depositary Receipts
    (GDRs), and International Depositary Receipts (IDRs), are traded globally or outside the United States. Depositary receipts involve many of the same risks of investing directly in foreign securities, including currency risks and risks of foreign investing.

DERIVATIVE CONTRACTS

Derivative contracts are financial instruments that require payments based upon changes in the values of designated (or underlying) securities, currencies, commodities, financial indices or other assets. Some derivative contracts (such as futures, forwards and options) require payments relating to a future trade involving the underlying asset. Other derivative contracts (such as swaps) require payments relating to the income or returns from the underlying asset. The other party to a derivative contract is referred to as a counterparty.

Many derivative contracts are traded on securities or commodities exchanges. In this case, the exchange sets all the terms of the contract except for the price. Investors make payments due under their contracts through the exchange. Most exchanges require investors to maintain margin accounts through their brokers to cover their potential obligations to the exchange. Parties to the contract make (or collect) daily payments to the margin accounts to reflect losses (or gains) in the value of their contracts. This protects investors against potential defaults by the counterparty. Trading contracts on an exchange also allows investors to close out their contracts by entering into offsetting contracts.

For example, a Fund could close out an open contract to buy an asset at a future date by entering into an offsetting contract to sell the same asset on the same date. If the offsetting sale price is more than the original purchase price, the Fund realizes a gain; if it is less, the Fund realizes a loss. Exchanges may limit the amount of open contracts permitted at any one time. Such limits may prevent a Fund from closing out a position. If this happens, a Fund will be required to keep the contract open (even if it is losing money on the contract), and to make any payments required under the contract (even if it has to sell portfolio securities at unfavorable prices to do so). Inability to close out a contract could also harm a Fund by preventing it from disposing of or trading any assets it has been using to secure its obligations under the contract.

     A Fund may also trade derivative contracts over-the-counter (OTC) in transactions negotiated directly between the Fund and the counterparty. OTC contracts do not necessarily have standard terms, so they cannot be directly offset with other OTC contracts. In addition, OTC contracts with more specialized terms may be more difficult to price than exchange traded contracts.

Depending upon how a Fund uses derivative contracts and the relationships between the market value of a derivative contract and the underlying asset, derivative contracts may increase or decrease a Fund's exposure to market and currency risks, and may also expose a Fund to liquidity and leverage risks. OTC contracts also expose a Fund to credit risks in the event that a counterparty defaults on the contract.

A Fund may trade in the following types of derivative contracts.

    FUTURES CONTRACTS

    Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of an underlying asset at a specified price, date, and time. Entering into a contract to buy an underlying asset is commonly referred to as buying a contract or holding a long position in the asset. Entering into a contract to sell an underlying asset is commonly referred to as selling a contract or holding a short position in the asset. Futures contracts are considered to be commodity contracts. Futures contracts traded OTC are frequently referred to as forward contracts.

    The Stock Fund, Small Company Stock Fund, Large Cap Growth Fund, U.S. Government Securities Fund, Bond Fund, Intermediate Tax Free Bond Fund and the Long Term Tax Free Bond Fund may buy/sell the following types of futures contracts: Financial Futures and Stock Index Futures.

    OPTIONS

    Options are rights to buy or sell an underlying asset for a specified price (the exercise price) during, or at the end of, a specified period. A call option gives the holder (buyer) the right to buy the underlying asset from the seller (writer) of the option. A put option gives the holder the right to sell the underlying asset to the writer of the option. The writer of the option receives a payment, or premium, from the buyer, which the writer keeps regardless of whether the buyer uses (or exercises) the option.

    The Stock Fund, Small Company Stock Fund, Large Cap Growth Fund, U.S. Government Securities Fund, Bond Fund, Intermediate Tax Free Bond Fund and the Long Term Tax Free Bond Fund may:

    Buy call options on portfolio securities and on futures contracts in anticipation of an increase in the value of the underlying asset.;

     Buy put options on portfolio securities and on futures contracts in anticipation of a decrease in the value of the underlying asset.; and

    Buy or write options to close out existing options positions.

    The Stock Fund, Small Company Stock Fund, Large Cap Growth Fund, U.S. Government Securities Fund, Bond Fund, Intermediate Tax Free Bond Fund and the Long Term Tax Free Bond Fund may also write call options to generate income from premiums, and in anticipation of a decrease or only limited increase in the value of the underlying asset. If a call written by a Fund is exercised, the Fund foregoes any possible profit from an increase in the market price of the underlying asset over the exercise price plus the premium received.

    When a Fund writes options on futures contracts, it will be subject to margin requirements similar to those applied to futures contracts.

SPECIAL TRANSACTIONS

REPURCHASE AGREEMENTS

Repurchase agreements are transactions in which a Fund buys a security from a dealer or bank and agrees to sell the security back at a mutually agreed upon time and price. The repurchase price exceeds the sale price, reflecting a Fund's return on the transaction. This return is unrelated to the interest rate on the underlying security. The Funds will enter into repurchase agreements only with banks and other recognized financial institutions, such as securities dealers, deemed creditworthy by the Adviser.

A Fund's custodian or subcustodian will take possession of the securities subject to repurchase agreements. The Adviser or subcustodian will monitor the value of the underlying security each day to ensure that the value of the security always equals or exceeds the repurchase price.

Repurchase agreements are subject to counterparty risks.

REVERSE REPURCHASE AGREEMENTS

Reverse repurchase agreements are repurchase agreements in which a Fund is the seller (rather than the buyer) of the securities, and agrees to repurchase them at an agreed upon time and price. A reverse repurchase agreement may be viewed as a type of borrowing by a Fund. Reverse repurchase agreements are subject to credit risks. In addition, reverse repurchase agreements create leverage risks because a Fund must repurchase the underlying security at a higher price, regardless of the market value of the security at the time of repurchase.

DELAYED DELIVERY TRANSACTIONS

Delayed delivery transactions, including when issued transactions, are arrangements in which a Fund buys securities for a set price, with payment and delivery of the securities scheduled for a future time. During the period between purchase and settlement, no payment is made by the Fund to the issuer and no interest accrues to a Fund. A Fund records the transaction when it agrees to buy the securities and reflects their value in determining the price of its Shares. Settlement dates may be a month or more after entering into these transactions so that the market values of the securities bought may vary from the purchase prices. Therefore, delayed delivery transactions create market risks for the Fund. Delayed delivery transactions also involve credit risks in the event of a counterparty default. These transactions create leverage risks.

SECURITIES LENDING

A Fund may lend portfolio securities to borrowers that the Adviser deems creditworthy. In return, the Fund receives cash or liquid securities from the borrower as collateral. The borrower must furnish additional collateral if the market value of the loaned securities increases. Also, the borrower must pay the Fund the equivalent of any dividends or interest received on the loaned securities.

     A Fund will reinvest cash collateral in securities that qualify as an acceptable investment for the Fund. However, the Fund must pay interest to the borrower for the use of cash collateral.

Loans are subject to termination at the option of the Fund or the borrower. The Fund will not have the right to vote on securities while they are on loan, but they will terminate a loan in anticipation of any important vote. The Fund may pay administrative and custodial fees in connection with a loan and may pay a negotiated portion of the interest earned on the cash collateral to a securities lending agent or broker.

Securities lending activities are subject to market risks and credit risks. These transactions create leverage risks.

ASSET COVERAGE

In order to secure their obligations in connection with derivatives contracts or special transactions, a Fund will either own the underlying assets, enter into an offsetting transaction or set aside readily marketable securities with a value that equals or exceeds the Fund's obligations. Unless a Fund has other readily marketable assets to set aside, it cannot trade assets used to secure such obligations without entering into an offsetting derivative contract or terminating a special transaction. This may cause a Fund to miss favorable trading opportunities or to realize losses on derivative contracts or special transactions.

HEDGING

Hedging transactions are intended to reduce specific risks. For example, to protect a Fund against circumstances that would normally cause a Fund's portfolio securities to decline in value, a Fund may buy or sell a derivative contract that would normally increase in value under the same circumstances. The Fund may also attempt to hedge by using combinations of different derivatives contracts, or derivatives contracts and securities. A Fund's ability to hedge may be limited by the costs of the derivatives contracts. A Fund may attempt to lower the cost of hedging by entering into transactions that provide only limited protection, including transactions that (1) hedge only a portion of its portfolio, (2) use derivatives contracts that cover a narrow range of circumstances or (3) involve the sale of derivatives contracts with different terms. Consequently, hedging transactions will not eliminate risk even if they work as intended. In addition, hedging strategies are not always successful, and could result in increased expenses and losses to a Fund.

INVESTING IN SECURITIES OF OTHER INVESTMENT COMPANIES

A Fund may invest its assets in securities of other investment companies, including the securities of affiliated money market funds, as an efficient means of carrying out its investment policies and managing its uninvested cash.

INVESTMENT RATINGS

An NRSRO's highest rating category is determined without regard for sub-categories and gradations. For example, securities rated A-1 or A-1+ by Standard & Poor's ("S&P"), Prime-1 by Moody's Investors Service, Inc. ("Moody's"), or F-1+ or F-1 by Fitch IBCA, Inc. ("Fitch"), are all considered rated in the highest short-term rating category.

INVESTMENT RATINGS FOR CORPORATE FIXED INCOME SECURITIES

The Adviser will determine whether a security is investment grade based upon the credit ratings given by one or more nationally recognized rating services. For example, Standard and Poor's, a rating service, assigns ratings to securities (AAA, AA, A, BBB and below) based on their assessment of the likelihood of the issuer's inability to pay interest or principal (default) when due on each security. Lower credit ratings correspond to higher credit risk. If a security has not received a rating, a Fund must rely entirely upon the Adviser's credit assessment that the security is comparable to a rated security.

If a security is downgraded below the minimum quality grade discussed in a Fund's investment strategy, the adviser will reevaluate the security, but will not be required to sell it.

INVESTMENT RISKS

There are many factors which may affect an investment in the Funds. The Funds' risks are described below.

STOCK MARKET RISKS

The value of equity securities in a Fund's portfolio will rise and fall. These fluctuations could be a sustained trend or a drastic movement. A Fund's portfolio will reflect changes in prices of individual portfolio stocks or general changes in stock valuations. Consequently, the Fund's Share price may decline.

The Adviser attempts to manage market risk by limiting the amount a Fund invests in each company's equity securities. However, diversification will not protect a Fund against widespread or prolonged declines in the stock market.

INTEREST RATE RISKS

Prices of fixed income securities rise and fall in response to changes in the interest rate paid by similar securities. Generally, when interest rates rise, prices of fixed income securities fall. However, market factors, such as the demand for particular fixed income securities, may cause the price of certain fixed income securities to fall while the prices of other securities rise or remain unchanged.

Interest rate changes have a greater effect on the price of fixed income securities with longer durations. Duration measures the price sensitivity of a fixed income security to changes in interest rates.

PREPAYMENT RISKS

Generally, homeowners have the option to prepay their mortgages at any time without penalty. Homeowners frequently refinance high interest rate mortgages when mortgage rates fall. This results in the prepayment of mortgage backed securities with higher interest rates. Conversely, prepayments due to refinancings decrease when mortgage rates increase. This extends the life of mortgage backed securities with lower interest rates. Other economic factors can also lead to increases or decreases in prepayments. Increases in prepayments of high interest rate mortgage backed securities, or decreases in prepayments of lower interest rate mortgage backed securities, may reduce their yield and price. These factors, particularly the relationship between interest rates and mortgage prepayments makes the price of mortgage backed securities more volatile than many other types of fixed income securities with comparable credit risks.

Mortgage backed securities generally compensate for greater prepayment risk by paying a higher yield. The difference between the yield of a mortgage backed security and the yield of a U.S. Treasury security with a comparable maturity (the spread) measures the additional interest paid for risk. Spreads may increase generally in response to adverse economic or market conditions. A security's spread may also increase if the security is perceived to have an increased prepayment risk or perceived to have less market demand. An increase in the spread will cause the price of the security to decline.

A Fund may have to reinvest the proceeds of mortgage prepayments in other fixed income securities with lower interest rates, higher prepayment risks, or other less favorable characteristics.

RISKS RELATED TO INVESTING FOR GROWTH

Due to their relatively high valuations, growth stocks are typically more volatile than value stocks. For instance, the price of a growth stock may experience a larger decline on a forecast of lower earnings, a negative fundamental development, or an adverse market development. Further, growth stocks may not pay dividends or may pay lower dividends than value stocks. This means they depend more on price changes for returns and may be more adversely affected in a down market compared to value stocks that pay higher dividends.

RISKS RELATED TO INVESTING FOR VALUE

Due to their relatively low valuations, value stocks are typically less volatile than growth stocks. For instance, the price of a value stock may experience a smaller increase on a forecast of higher earnings, a positive fundamental development, or positive market development. Further, value stocks tend to have higher dividends than growth stocks. This means they depend less on price changes for returns and may lag behind growth stocks in an up market.

RISKS RELATED TO COMPANY SIZE

Generally, the smaller the market capitalization of a company, the fewer the number of Shares traded daily, the less liquid its stock and the more volatile its price. Market capitalization is determined by multiplying the number of its outstanding Shares by the current market price per Share.

Companies with smaller market capitalizations also tend to have unproven track records, a limited product or service base and limited access to capital. These factors also increase risks and make these companies more likely to fail than companies with larger market capitalizations.

LIQUIDITY RISKS

Trading opportunities are more limited for equity securities that are not widely held and for fixed income securities that have not received any credit ratings, have received ratings below investment grade or are not widely held. This may make it more difficult to sell or buy a security at a favorable price or time. Consequently, the Fund may have to accept a lower price to sell a security, sell other securities to raise cash or give up an investment opportunity, any of which could have a negative effect on the Fund's performance. Infrequent trading of securities may also lead to an increase in their price volatility.

Liquidity risk also refers to the possibility that a Fund may not be able to sell a security or close out a derivative contract when it wants to. If this happens, a Fund will be required to continue to hold the security or keep the position open, and the Fund could incur losses.

OTC derivative contracts generally carry greater liquidity risk than exchange-traded contracts.

o  Trading  opportunities  are more limited for fixed income  securities  that
   have  not  received  any  credit  ratings,   have  received  ratings  below
   investment grade or are not widely held.

o Trading opportunities are more limited for CMOs that have complex terms or that are not widely held. These features may make it more difficult to sell or buy a security at a favorable price or time. Consequently, a Fund may have to accept a lower price to sell a security, sell other securities to raise cash or give up an investment opportunity, any of which could have a negative effect on the Fund's performance. Infrequent trading of securities may also lead to an increase in their price volatility.

o Liquidity risk also refers to the possibility that a Fund may not be able to sell a security when it wants to. If this happens, the Fund will be required to continue to hold the security or keep the position open, and the Fund could incur losses.

LEVERAGE RISKS

Leverage risk is created when an investment exposes a Fund to a level of risk that exceeds the amount invested. Changes in the value of such an investment magnify the Funds' risk of loss and potential for gain.

Investments can have these same results if their returns are based on a multiple of a specified index, security, or other benchmark.

CREDIT RISKS

Credit risk is the possibility that an issuer will default on a security by failing to pay interest or principal when due. If an issuer defaults, a Fund will lose money.

Many fixed income securities receive credit ratings from services such as Standard & Poor's and Moody's Investor Services, Inc. These services assign ratings to securities by assessing the likelihood of issuer default. Lower credit ratings correspond to higher credit risk. If a security has not received a rating, a Fund must rely entirely upon the Adviser's credit assessment.

Fixed income securities generally compensate for greater credit risk by paying interest at a higher rate. The difference between the yield of a security and the yield of a U.S. Treasury security with a comparable maturity (the spread) measures the additional interest paid for risk. Spreads may increase generally in response to adverse economic or market conditions. A security's spread may also increase if the security's rating is lowered, or the security is perceived to have an increased credit risk. An increase in the spread will cause the price of the security to decline.

Credit risk includes the possibility that a party to a transaction involving a Fund will fail to meet its obligations. This could cause a Fund to lose the benefit of the transaction or prevent a Fund from selling or buying other securities to implement its investment strategy.

CURRENCY RISKS

o Exchange rates for currencies fluctuate daily. The combination of currency risk and market risks tends to make securities traded in foreign markets more volatile than securities traded exclusively in the U.S.

o The Adviser attempts to manage currency risk by limiting the amount the Fund invests in securities denominated in a particular currency. However, diversification will not protect the Fund against a general increase in the value of the U.S. dollar relative to other currencies.

RISKS OF FOREIGN INVESTING

Foreign securities pose additional risks because foreign economic or political conditions may be less favorable than those of the United States. Securities in foreign markets may also be subject to taxation policies that reduce returns for U.S. investors.

Foreign companies may not provide information (including financial statements) as frequently or to as great an extent as companies in the United States. Foreign companies may also receive less coverage than United States companies by market analysts and the financial press. In addition, foreign countries may lack uniform accounting, auditing and financial reporting standards or regulatory requirements comparable to those applicable to U.S. companies. These factors may prevent a Fund and its Adviser from obtaining information concerning foreign companies that is as frequent, extensive and reliable as the information available concerning companies in the United States.

Foreign countries may have restrictions on foreign ownership of securities or may impose exchange controls, capital flow restrictions or repatriation restrictions which could adversely affect the liquidity of a Fund's investments.

TAX RISKS

In order to be tax-exempt, municipal securities must meet certain legal requirements. Failure to meet such requirements may cause the interest received and distributed by the Fund to Shareholders to be taxable.

Changes or proposed changes in federal tax laws may cause the prices of municipal securities to fall.

SECTOR RISKS

A substantial part of a Fund's portfolio may be comprised of securities issued or credit enhanced by companies in similar businesses, or with other similar characteristics. As a result, the Fund will be more susceptible to any economic, business, political, or other developments which generally affect these issuers.

NONINVESTMENT GRADE SECURITIES RISKS

Securities rated below investment grade, also known as junk bonds, generally entail greater market, credit and liquidity risks than investment grade securities. For example, their prices are more volatile, economic downturns and financial setbacks may affect their prices more negatively, and their trading market may be more limited.

CALL RISKS

Call risk is the possibility that an issuer may redeem a fixed income security before maturity (a call) at a price below its current market price. An increase in the likelihood of a call may reduce the security's price.

If a fixed income security is called, the Fund may have to reinvest the proceeds in other fixed income securities with lower interest rates, higher credit risks, or other less favorable characteristics.

FUNDAMENTAL INVESTMENT OBJECTIVE

RIGGS STOCK FUND seeks to provide growth of capital and income.

RIGGS SMALL COMPANY STOCK FUND seeks to provide long-term capital appreciation.

RIGGS LARGE CAP GROWTH FUND seeks to provide capital appreciation.

RIGGS U.S. GOVERNMENT SECURITIES FUND seeks to achieve current income.

RIGGS BOND FUND seeks to provide as high a level of current income as is consistent with the preservation of capital.

RIGGS INTERMEDIATE TAX FREE BOND FUND seeks to provide a high level of current income which is exempt from federal income tax consistent with the preservation of principal.

RIGGS LONG TERM TAX FREE BOND FUND seeks to provide a high level of current income which is exempt from federal income tax.

RIGGS PRIME MONEY MARKET FUND seeks to provide current income consistent with stability of principal and liquidity.

RIGGS U.S. TREASURY MONEY MARKET FUND seeks to provide current income consistent with stability of principal and liquidity.

The above listed fundamental investment objectives cannot be changed by the Fund's Trustees without Shareholder approval.

INVESTMENT LIMITATIONS

BORROWING MONEY AND ISSUING SENIOR SECURITIES

The Funds may borrow money, directly or indirectly, and issue senior securities to the maximum extent permitted under the 1940 Act.

LENDING

The Funds may not make loans, provided that this restriction does not prevent the Funds from purchasing debt obligations, entering into repurchase agreements, lending its assets to broker/dealers or institutional investors and investing in loans, including assignments and participation interests.

INVESTING IN COMMODITIES

The Funds may not purchase or sell physical commodities, provided that the Funds may purchase securities of companies that deal in commodities.

INVESTING IN REAL ESTATE

The Funds may not purchase or sell real estate, provided that this restriction does not prevent the Funds from investing in issuers which invest, deal, or otherwise engage in transactions in real estate or interests therein, or investing in securities that are secured by real estate or interests therein. The Funds may exercise their rights under agreements relating to such securities, including the right to enforce security interests and to hold real estate acquired by reason of such enforcement until that real estate can be liquidated in an orderly manner.

DIVERSIFICATION

With respect to securities comprising 75% of the value of its total assets, the Funds will not purchase securities of any one issuer (other than cash; cash items; securities issued or guaranteed by the government of the United States or its agencies or instrumentalities and repurchase agreements collateralized by such U.S. government securities; and securities of other investment companies) if, as a result, more than 5% of the value of their total assets would be invested in securities of that issuer, or the Funds would own more than 10% of the outstanding voting securities of that issuer.

CONCENTRATION

The Funds will not make investments that will result in the concentration of its investments in the securities of issuers primarily engaged in the same industry.

UNDERWRITING

The Funds may not underwrite the securities of other issuers, except that the Funds may engage in transactions involving the acquisition, disposition or resale of their portfolio securities, under circumstances where they may be considered to be an underwriter under the Securities Act of 1933.

THE ABOVE LIMITATIONS CANNOT BE CHANGED BY THE BOARD OF TRUSTEES (BOARD) UNLESS AUTHORIZED BY THE "VOTE OF A MAJORITY OF ITS OUTSTANDING VOTING SECURITIES," AS DEFINED BY THE INVESTMENT COMPANY ACT. THE FOLLOWING LIMITATIONS, HOWEVER, MAY BE CHANGED BY THE BOARD WITHOUT SHAREHOLDER APPROVAL. SHAREHOLDERS WILL BE NOTIFIED BEFORE ANY MATERIAL CHANGE IN THESE LIMITATIONS BECOMES EFFECTIVE.

PLEDGING ASSETS

The Funds will not mortgage, pledge, or hypothecate any of their assets, provided that this shall not apply to the transfer of securities in connection with any permissible borrowing or to collateral arrangements in connection with permissible activities.

BUYING ON MARGIN

The Stock Fund, Small Company Stock Fund, Large Cap Growth Fund, U.S. Government Securities Fund, Bond Fund, Intermediate Tax Free Bond Fund and the Long Term Tax Free Bond Fund will not purchase securities on margin, provided that the Funds may obtain short-term credits necessary for the clearance of purchases and sales of securities, and further provided that the Funds may make margin deposits in connection with their use of financial options and futures, forward and spot currency contracts, swap transactions and other financial contracts or derivative instruments.

The Prime Money Market Fund and the U.S. Treasury Money Market Fund will not purchase securities on margin, provided that the Funds may obtain short-term credits necessary for the clearance of purchases and sales of securities.

ILLIQUID SECURITIES

The Stock Fund, Small Company Stock Fund, Large Cap Growth Fund, U.S. Government Securities Fund, Bond Fund, Intermediate Tax Free Bond Fund, Long Term Tax Free Bond Fund and Prime Money Market Fund will not purchase securities for which there is no readily available market, or enter into repurchase agreements or purchase time deposits maturing in more than seven days if immediately after and as a result, the value of such securities would exceed, in the aggregate, 15% of the net assets of the Stock Fund, Small Company Stock Fund, Large Cap Growth Fund, U.S. Government Securities Fund, Bond Fund, Intermediate Tax Free Bond Fund and Long Term Tax Free Bond Fund, and 10% of the nets assets of the Prime Money Market Fund.

INVESTING IN OTHER INVESTMENT COMPANIES

        Each Fund may invest its assets in securities of other investment companies as an efficient means of carrying out its investment policies. It should be noted that investment companies incur certain expenses, such as management fees, and, therefore, any investment by the Funds in Shares of other investment companies may be subject to such duplicate expenses. At the present time, each Fund expects that its investments in other investment companies may include Shares of money market funds, including funds affiliated with the Fund's investment adviser.

        The Funds may invest in the securities of affiliated money market funds as an efficient means of managing the Fund's uninvested cash.

For purposes of the concentration policy, to conform to the current view of the SEC staff that only domestic bank instruments may be excluded from industry concentration limitations the Fund will not exclude foreign bank instruments from industry concentration tests so long as the policy of the SEC remains in effect. The Fund will consider concentration to be the investment of more than 25% of the value of its total assets in any one industry.

DETERMINING MARKET VALUE OF SECURITIES

With respect to the Prime Money Market Fund and the U.S. Treasury Money Market Fund, the Trustees have decided that the best method for determining the value of portfolio instruments is amortized cost. Under this method, portfolio instruments are valued at the acquisition cost as adjusted for amortization of premium or accumulation of discount rather than at current market value. Accordingly, neither the amount of daily income nor the net asset value is affected by any unrealized appreciation or depreciation of the portfolio. In periods of declining interest rates, the indicated daily yield on Shares of a Fund computed by dividing the annualized daily income on a Fund's portfolio by the net asset value computed as above may tend to be higher than a similar computation made by using a method of valuation based upon market prices and estimates. In periods of rising interest rates, the opposite may be true.

The Funds' use of the amortized cost method of valuing portfolio instruments depends on its compliance with certain conditions in Rule 2a-7 (the "Rule") promulgated by the Securities and Exchange Commission under the Investment Company Act of 1940. Under the Rule, the Trustees must establish procedures reasonably designed to stabilize the net asset value per Share, as computed for purposes of distribution and redemption, at $1.00 per Share, taking into account current market conditions and a Fund's investment objective. The procedures include monitoring the relationship between the amortized cost value per Share and the net asset value per Share based upon available indications of market value. The Trustees will decide what, if any, steps should be taken if there is a difference of more than 0.5 of 1% between the two values. The Trustees will take any steps they consider appropriate (such as redemption in kind or shortening the average portfolio maturity) to minimize any material dilution or other unfair results arising from differences between the two methods of determining net asset value.

With respect to the Stock Fund, Small Company Stock Fund, Large Cap Growth Fund, U.S. Government Securities Fund, Bond Fund, Intermediate Tax Free Fund and the Long Term Tax Free Bond Fund, the market values of the Funds' portfolio securities are determined as follows:

     for equity securities, according to the last sale price in the market in which they are primarily traded (either a national securities exchange or the over-the-counter market), if available;

     in the absence of recorded sales for equity securities, according to the mean between the last closing bid and asked prices;

     for fixed income securities, at the last sale price on a national securities exchange, if available, otherwise, as determined by an independent pricing service;

     o futures contracts and options are generally valued at market values established by the exchanges on which they are traded at the close of trading on such exchanges. Options traded in the over-the-counter market are generally valued according to the mean between the last bid and the last asked price for the option as provided by an investment dealer or other financial institution that deals in the option. The Board may determine in good faith that another method of valuing such investments is necessary to appraise their fair market value;

     for short-term obligations, according to the mean between bid and asked prices as furnished by an independent pricing service, except that short-term obligations with remaining maturities of less than 60 days at the time of purchase may be valued at amortized cost or at fair market value as determined in good faith by the Board; and

     for all other securities at fair value as determined in good faith by the Board.

Prices provided by independent pricing services may be determined without relying exclusively on quoted prices and may consider institutional trading in similar groups of securities, yield, quality, stability, risk, coupon rate, maturity, type of issue, trading characteristics, and other market data or factors. From time to time, when prices cannot be obtained from an independent pricing service, securities may be valued based on quotes from broker-dealers or other financial institutions that trade the securities.

TRADING IN FOREIGN SECURITIES

Trading in foreign securities may be completed at times which vary from the closing of the New York Stock Exchange (NYSE). In computing its NAV, the Funds value foreign securities at the latest closing price on the exchange on which they are traded immediately prior to the closing of the NYSE. Certain foreign currency exchange rates may also be determined at the latest rate prior to the closing of the NYSE. Foreign securities quoted in foreign currencies are translated into U.S. dollars at current rates. Occasionally, events that affect these values and exchange rates may occur between the times at which they are determined and the closing of the NYSE. If such events materially affect the value of portfolio securities, these securities may be valued at their fair value as determined in good faith by the Funds' Board, although the actual calculation may be done by others.

WHAT DO SHARES COST?

The NAV for each class of Shares may differ due to the variance in daily net income realized by each class. Such variance will reflect only accrued net income to which the Shareholders of a particular class are entitled.

REDUCING OR ELIMINATING THE CONTINGENT DEFERRED SALES CHARGE

YOU WILL NOT BE CHARGED A CDSC WHEN REDEEMING SHARES:

o as a Shareholder who acquired Shares prior to July 1, 1998 (including Shares acquired in exchange for Shares acquired prior to July 1, 1998);

o    purchased with reinvested dividends or capital gains;

o following the death or disability, as defined in Section 72(m)(7) of the Internal Revenue Code of 1986, of the last surviving Shareholder;

o representing minimum required distributions from an Individual Retirement Account or other retirement plan to a Shareholder who has attained the age of 701/2;

o if a Fund redeems your Shares and closes your account for not meeting the minimum balance; and

o which are qualifying redemptions of Shares under a Systematic Withdrawal Program.

IN ADDITION, (WITH THE EXCEPTION OF THE CLASS B SHARES OF THE STOCK FUND AND THE SMALL COMPANY STOCK FUND), YOU WILL NOT BE CHARGED A CDSC:

o on Shares held by Trustees, employees and retired employees of the Funds, Riggs National Corporation and/or its subsidiaries, or Federated Securities Corp. and/or its affiliates, and their spouses and children under the age of 21;

o on Shares originally purchased (i) through the Trust Division or the Private Banking Division of Riggs Bank; (ii) through an investment adviser registered under the Investment Advisers Act of 1940; (iii) through retirement plans where the third party administrator has entered into certain arrangements with Riggs Bank or its affiliates; or (iv) by any bank or dealer (in each case for its own account) having a sales agreement with Federated Securities Corp.; and

o on Shares purchased through entities having no transaction fee agreements or wrap accounts with Riggs Bank or its affiliates.

HOW ARE THE FUNDS SOLD?

     Under the Distributor's Contract with the Funds, the Distributor (Federated Securities Corp.) offers Shares on a continuous, best-efforts basis.

RULE 12B-1 PLAN (CLASS R SHARES AND CLASS B SHARES)

As a compensation-type plan, the Rule 12b-1 Plan is designed to pay the Distributor (who may then pay investment professionals such as banks, broker/dealers, trust departments of banks, and registered investment advisers) for marketing activities (such as advertising, printing and distributing prospectuses, and providing incentives to investment professionals) to promote sales of Shares so that overall Fund assets are maintained or increased. This helps the Funds achieve economies of scale, reduce per Share expenses, and provide cash for orderly portfolio management and Share redemptions. In addition, the Funds' service providers that receive asset-based fees also benefit from stable or increasing Fund assets.

The Funds may compensate the Distributor more or less than its actual marketing expenses. In no event will the Funds pay for any expenses of the Distributor that exceed the maximum Rule 12b-1 Plan fee.

For some classes of Shares, the maximum Rule 12b-1 Plan fee that can be paid in any one year may not be sufficient to cover the marketing-related expenses the Distributor has incurred. Therefore, it may take the Distributor a number of years to recoup these expenses.

SHAREHOLDER SERVICES

The Funds may pay Federated Shareholder Services Company, a subsidiary of Federated Investors, Inc. (Federated), for providing Shareholder services and maintaining Shareholder accounts. Federated Shareholder Services Company may select others to perform these services for their customers and may pay them fees.

SUPPLEMENTAL PAYMENTS

Investment professionals may be paid fees out of the assets of the Distributor and/or Federated Shareholder Services Company (but not out of Fund assets). The Distributor and/or Federated Shareholder Services Company may be reimbursed by the Adviser or its affiliates.

Investment professionals receive such fees for providing distribution-related or Shareholder services such as sponsoring sales, providing sales literature, conducting training seminars for employees, and engineering sales-related computer software programs and systems. Also, investment professionals may be paid cash or promotional incentives, such as reimbursement of certain expenses relating to attendance at informational meetings about the Funds or other special events at recreational-type facilities, or items of material value. These payments will be based upon the amount of Shares the investment professional sells or may sell and/or upon the type and nature of sales or marketing support furnished by the investment professional.

SUBACCOUNTING SERVICES

Certain investment professionals may wish to use the transfer agent's subaccounting system to minimize their internal recordkeeping requirements. The transfer agent may charge a fee based on the level of subaccounting services rendered. Investment professionals holding Shares in a fiduciary, agency, custodial, or similar capacity may charge or pass through subaccounting fees as part of or in addition to normal trust or agency account fees. They may also charge fees for other services that may be related to the ownership of Shares. This information should, therefore, be read together with any agreement between the customer and the investment professional about the services provided, the fees charged for those services, and any restrictions and limitations imposed.

REDEMPTION IN KIND

Although the Funds intend to pay Share redemptions in cash, they reserve the right, as described below, to pay the redemption price in whole or in part by a distribution of the Funds' portfolio securities.

Because the Funds have elected to be governed by Rule 18f-1 under the Investment Company Act of 1940, the Funds are obligated to pay Share redemptions to any one Shareholder in cash only up to the lesser of $250,000 or 1% of the net assets represented by such Share class during any 90-day period.

Any Share redemption payment greater than this amount will also be in cash unless the Funds' Board determines that payment should be in kind. In such a case, the Funds will pay all or a portion of the remainder of the redemption in portfolio securities, valued in the same way as the Funds determine their NAV. The portfolio securities will be selected in a manner that the Funds' Board deems fair and equitable and, to the extent available, such securities will be readily marketable.

Redemption in kind is not as liquid as a cash redemption. If redemption is made in kind, Shareholders receiving the portfolio securities and selling them before their maturity could receive less than the redemption value of the securities and could incur certain transaction costs.

MASSACHUSETTS PARTNERSHIP LAW

Under certain circumstances, Shareholders may be held personally liable as partners under Massachusetts law for obligations of the Trust. To protect its Shareholders, the Trust has filed legal documents with Massachusetts that expressly disclaim the liability of its Shareholders for acts or obligations of the Trust.

In the unlikely event a Shareholder is held personally liable for the Trust's obligations, the Trust is required by the Declaration of Trust to use its property to protect or compensate the Shareholder. On request, the Trust will defend any claim made and pay any judgment against a Shareholder for any act or obligation of the Trust. Therefore, financial loss resulting from liability as a Shareholder will occur only if the Trust itself cannot meet its obligations to indemnify Shareholders and pay judgments against them.

ACCOUNT AND SHARE INFORMATION

VOTING RIGHTS

Each Share of each Fund gives the Shareholder one vote in Trustee elections and other matters submitted to Shareholders for vote. All Shares of each Fund have equal voting rights, except that in matters affecting only a particular Fund class are entitled to vote.

Trustees may be removed by the Board or by Shareholders at a special meeting. A special meeting of Shareholders will be called by the Board upon the written request of Shareholders who own at least 10% of the Trust's outstanding Shares of all series entitled to vote.

As of November 17, 1999, the following Shareholders owned of record, beneficially, or both, 5% or more of outstanding Shares of the following Funds:

STOCK FUND - CLASS R SHARES

EAMCO - Riggs Funds, Washington, D.C., owned approximately 3,717,662 Shares (60.00%); EAMCO Trustee #01769201, FBO Collier Shannon Profit Sharing, Washington, D.C., owned approximately 404,757 Shares (6.53%); EAMCO for Nuclear Energy Institute Employees Saving Plan #02121601, owned approximately 346,670 Shares (5.59%); and EAMCO Trustee #01769101, FBO Collier Shannon 401k, Washington, D.C., owned approximately 318,853 Shares (5.15%).

STOCK FUND - CLASS B SHARES

Riggs Bank N.A., Custodian for the IRA of Roger D. Winston, Rockville, MD, owned approximately 3,120 Shares (46.45%); Riggs Bank, N.A., Custodian for the IRA of Jeanne C. Nash, Oakton, VA, owned approximately 684 Shares (10.18%); Donaldson Lufkin Jenrette Securities Corporation, Inc., Jersey City, NJ, owned approximately 602 Shares (8.96%); and Roberto Palacios, Washington, D.C., owned approximately 368 Shares (5.48%).

SMALL COMPANY STOCK FUND - CLASS R SHARES

EAMCO - Riggs Funds, Washington, D.C., owned approximately 2,620,044 Shares (83.80%).

SMALL COMPANY STOCK FUND - CLASS B SHARES

Donaldson Lufkin Jenrette Securities Corporation Inc., Jersey City, NJ, owned approximately 3,715 Shares (37.69%); Riggs Bank N.A., custodian for the IRA of Roger D. Winston, Rockville, MD, owned approximately 1,705 Shares (17.30%); Riggs Bank N.A., custodian for the IRA of Jeanne C. Nash, Oakton, VA, owned approximately 781 Shares (7.93%); Issa J. Boullata and Marita S. Boullata, Montreal, Quebec, Canada, owned approximately 551 Shares (5.60%); and Carmel M. Horton, Washington, D.C., owned approximately 533 Shares (5.41%).

U.S. GOVERNMENT SECURITIES FUND - CLASS R SHARES

EAMCO - Riggs Funds, Washington, D.C., owned approximately 2,978,704 Shares (80.20%).

PRIME MONEY MARKET FUND - CLASS R SHARES

Libron Group, Inc., Sarasota, FL, owned approximately 521,375 Shares (18.30%); Kathleen M. Caputo, Washington, D.C., owned approximately 256,900 Shares (9.02%); Community Development Co., Rockville, MD, owned approximately 205,445 Shares (7.21%); Network Security Technologies, Inc., Leesburg, VA, owned approximately 201,902 Shares (7.09%); The Better Business Bureau of Metropolitan Washington, D.C., Washington, D.C., owned approximately 191,013 Shares (6.71%); and Jean S. Seline, Washington, D.C., owned approximately 157,555 Shares (5.53%).

PRIME MONEY MARKET FUND - CLASS Y SHARES

EAMCO - Riggs Funds, Washington, D.C., owned approximately 163,256,560 Shares (57.08%): Riggs Bank N.A., Washington, D.C., owned approximately 45,300,000 Shares (15.84%); and National Geographic Society, Washington, D.C., owned approximately 22,229,388 Shares (7.77%).

U.S. TREASURY MONEY MARKET FUND - CLASS R SHARES

Peter N.G. Schwartz, Washington, D.C., owned approximately 1,216,997 Shares (42.24%); St. Alban's Episcopal Church, Washington, D.C., owned approximately 757,254 Shares (26.28%); McClure Gerard & Neuenschwander, Inc., Washington, D.C., owned approximately 350,937 Shares (12.18%); and Janet B. Nunnelley Trustee, Washington, D.C., owned approximately 201,467 Shares (6.99%).

U.S. TREASURY MONEY MARKET FUND - CLASS Y SHARES

EAMCO - Riggs Funds, Washington, D.C., owned approximately 75,918,206 Shares (61.01%); Hare & Co., New York, NY, owned approximately 12,246,305 Shares (9.84%); EAMCO Trustee #02138901, FBO Monumental Investment Group Profit Sharing Plan, Washington, D.C., owned approximately 10,632,683 Shares (8.54%); and Riggs Bank N.A., Washington, D.C., owned approximately 7,275,000 Shares (5.85%).

Shareholders owning 25% or more of outstanding Shares may be in control and be able to affect the outcome of certain matters presented for a vote of Shareholders.

TAX INFORMATION

FEDERAL INCOME TAX

The Funds intend to meet requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. If these requirements are not met, it will not receive special tax treatment and will pay federal income tax.

Each Fund will be treated as a single, separate entity for federal income tax purposes so that income earned and capital gains and losses realized by the Trust's other portfolios will be separate from those realized by a Fund.

FOREIGN INVESTMENTS

If the Funds purchase foreign securities, their investment income may be subject to foreign withholding or other taxes that could reduce the return on these securities. Tax treaties between the United States and foreign countries, however, may reduce or eliminate the amount of foreign taxes to which a Fund would be subject. The effective rate of foreign tax cannot be predicted since the amount of Fund assets to be invested within various countries is uncertain. However, the Funds intend to operate so as to qualify for treaty-reduced tax rates when applicable.

Distributions from a Fund may be based on estimates of book income for the year. Book income generally consists solely of the coupon income generated by the portfolio, whereas tax-basis income includes gains or losses attributable to currency fluctuation. Due to differences in the book and tax treatment of fixed-income securities denominated in foreign currencies, it is difficult to project currency effects on an interim basis. Therefore, to the extent that currency fluctuations cannot be anticipated, a portion of distributions to Shareholders could later be designated as a return of capital, rather than income, for income tax purposes, which may be of particular concern to simple trusts.

If a Fund invests in the stock of certain foreign corporations, they may constitute Passive Foreign Investment Companies (PFIC), and the Fund may be subject to Federal income taxes upon disposition of PFIC investments.

If more than 50% of the value of a Fund's assets at the end of the tax year is represented by stock or securities of foreign corporations, the Fund intends to qualify for certain Code stipulations that would allow Shareholders to claim a foreign tax credit or deduction on their U.S. income tax returns. The Code may limit a Shareholder's ability to claim a foreign tax credit. Shareholders who elect to deduct their portion of a Fund's foreign taxes rather than take the foreign tax credit must itemize deductions on their income tax returns.

WHO MANAGES AND PROVIDES SERVICES TO THE FUNDS?

BOARD OF TRUSTEES

The Board is responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the Shareholders. Information about each Board member is provided below and includes each person's: name, address, birth date, present position(s) held with the Trust, principal occupations for the past five years and positions held prior to the past five years, total compensation received as a Trustee from the Trust for its most recent fiscal year. The Trust is comprised of nine funds.

As of November 17, 1999, the Funds' Board and Officers as a group owned less than 1% of the Funds' outstanding Class R, Y and B Shares.




NAME                                                                        AGGREGATE
BIRTH DATE                                                                  COMPENSATION
ADDRESS                                                                     FROM TRUST
POSITION WITH TRUST        PRINCIPAL OCCUPATIONS
                           FOR PAST FIVE YEARS


JOHN F. DONAHUE*+          Chief Executive Officer and Director or                     $0
Birth Date: July 28,       Trustee of the Federated Fund Complex;
1924                       Chairman and Director, Federated Investors,
Federated Investors        Inc.; Chairman and Trustee, Federated
Tower                      Investment Management Company; Chairman and
1001 Liberty Avenue        Director, Federated Investment Counseling and
Pittsburgh, PA             Federated Global Investment Management Corp.;
CHAIRMAN and TRUSTEE       Chairman, Passport Research, Ltd.

THOMAS G. BIGLEY           Director or Trustee of the Federated Fund             $1412.26
Birth Date: February 3,    Complex; Director, Member of Executive
1934                       Committee, Children's Hospital of Pittsburgh;
15 Old Timber Trail        Director, Robroy Industries, Inc. (coated
Pittsburgh, PA             steel conduits/computer storage equipment);
TRUSTEE                    formerly: Senior Partner, Ernst & Young LLP;
                           Director, MED 3000 Group, Inc. (physician
                           practice management); Director, Member of
                           Executive Committee, University of Pittsburgh.

JOHN T. CONROY, JR.        Director or Trustee of the Federated Fund             $1553.73
Birth Date: June 23,       Complex; President, Investment Properties
1937                       Corporation; Senior Vice President,
Wood/Commercial Dept.      John R. Wood and Associates, Inc., Realtors;
John R. Wood               Partner or Trustee in private real estate
Associates, Inc.           ventures in Southwest Florida; formerly:
Realtors                   President, Naples Property Management, Inc.
3255 Tamiami Trial         and Northgate Village Development Corporation.

North Naples, FL

TRUSTEE

NICHOLAS CONSTANTAKIS      Director or Trustee of the Federated Fund             $1412.26
Birth Date: September      Complex; formerly: Partner, Andersen
3, 1939                    Worldwide SC.
175 Woodshire Drive

Pittsburgh, PA

TRUSTEE

JOHN F. CUNNINGHAM         Director or Trustee of some of the Federated                $0
Birth Date: March 5,       Fund Complex; Chairman, President and Chief
1943                       Executive Officer, Cunningham & Co., Inc.
353 El Brillo Way          (strategic business consulting); Trustee
Palm Beach, FL             Associate, Boston College; Director, Iperia
TRUSTEE                    Corp. (communcations/software); formerly:
                           Director, Redgate Communications and EMC Corporation
                           (computer storage systems).

                           Previous Positions: Chairman of the Board and
                           Chief Executive Officer, Computer Consoles,
                           Inc.; President and Chief Operating Officer,
                           Wang Laboratories; Director, First National
                           Bank of Boston; Director, Apollo Computer,

                           Inc.

LAWRENCE D. ELLIS, M.D.*   Director or Trustee of the Federated Fund             $1412.26
Birth Date: October 11,    Complex; Professor of Medicine, University of
1932                       Pittsburgh; Medical Director, University of
3471 Fifth Avenue          Pittsburgh Medical Center - Downtown;
Suite 1111                 Hematologist, Oncologist, and Internist,
Pittsburgh, PA             University of Pittsburgh Medical Center;
TRUSTEE                    Member, National Board of Trustees, Leukemia
                           Society of America.

PETER E. MADDEN            Director or Trustee of the Federated Fund             $1446.23
Birth Date: March 16,      Complex; formerly: Representative,
1942                       Commonwealth of Massachusetts General Court;
One Royal Palm Way         President, State Street Bank and Trust
100 Royal Palm Way         Company and State Street Corporation.
Palm Beach, FL

TRUSTEE                    Previous Positions: Director, VISA USA and
                           VISA International; Chairman and Director,
                           Massachusetts Bankers Association; Director,
                           Depository Trust Corporation; Director, The
                           Boston Stock Exchange.

CHARLES F. MANSFIELD,      Director or Trustee of some of the Federated                $0
JR.                        Fund Complex; Management Consultant.

Birth Date: April 10,

1945                       Previous Positions: Chief Executive Officer,
80 South Road              PBTC International Bank; Partner, Arthur
Westhampton Beach, NY      Young & Company (now Ernst & Young LLP);
TRUSTEE                    Chief Financial Officer of Retail Banking

                           Sector, Chase Manhattan Bank; Senior Vice
                           President, Marine Midland Bank; Vice
                           President, Citibank; Assistant Professor of
                           Banking and Finance, Frank G. Zarb School of
                           Business, Hofstra University.

JOHN E. MURRAY, JR.,       Director or Trustee of the Federated Fund             $1446.23
J.D., S.J.D.               Complex; President, Law Professor, Duquesne
Birth Date: December       University; Consulting Partner, Mollica &
20, 1932                   Murray; Director, Michael Baker Corp.
President, Duquesne        (engineering, construction, operations, and
University                 technical services).
Pittsburgh, PA
TRUSTEE                    Previous Positions: Dean and Professor of
                           Law, University of Pittsburgh School of Law; Dean and
                           Professor of Law, Villanova University School of Law.

MARJORIE P. SMUTS          Director or Trustee of the Federated Fund             $1412.26
Birth Date: June 21,       Complex; Public
1935                       Relations/Marketing/Conference Planning.
4905 Bayard Street
Pittsburgh, PA             Previous Positions: National Spokesperson,
TRUSTEE                    Aluminum Company of America; television
                           producer; business owner.

JOHN S. WALSH              Director or Trustee of some of the Federated           $339.20
Birth Date: November       Fund Complex; President and Director, Heat
28, 1957                   Wagon, Inc. (manufacturer of construction
2007 Sherwood Drive        temporary heaters); President and Director,
Valparaiso, IN             Manufacturers Products, Inc. (distributor of
TRUSTEE                    portable construction heaters); President,
                           Portable Heater Parts, a division of
                           Manufacturers Products, Inc.; Director, Walsh
                           & Kelly, Inc. (heavy highway contractor);
                           formerly: Vice President, Walsh & Kelly, Inc.

J. CHRISTOPHER DONAHUE+    President or Executive Vice President of the                $0
Birth Date: April 11,      Federated Fund Complex; Director or Trustee
1949                       of some of the Funds in the Federated Fund
Federated Investors        Complex; President, Chief Executive Officer
Tower                      and Director, Federated Investors, Inc.;
1001 Liberty Avenue        President and Trustee, Federated Investment
Pittsburgh, PA             Management Company; President and Trustee,
EXECUTIVE VICE             Federated Investment Counseling; President
PRESIDENT AND TRUSTEE      and Director, Federated Global Investment
                           Management Corp.; President, Passport Research, Ltd.;
                           Trustee, Federated Shareholder Services Company;
                           Director, Federated Services Company.




EDWARD C. GONZALES*        Trustee or Director of some of the Funds in
Birth Date: October 22,    the Federated Fund Complex; President,                      $0
1930                       Executive Vice President and Treasurer of
Federated Investors        some of the Funds in the Federated Fund
Tower                      Complex; Vice Chairman, Federated Investors,
1001 Liberty Avenue        Inc.; Vice President, Federated Investment
Pittsburgh, PA             Management Company and Federated Investment

PRESIDENT AND  TREASURER   Counseling, Federated Global Investment
                           Management Corp. and Passport Research, Ltd.;
                           Executive Vice President and Director,
                           Federated Securities Corp.; Trustee,
                           Federated Shareholder Services Company.

JOHN W. MCGONIGLE          Executive Vice President and Secretary of the
Birth Date: October 26,    Federated Fund Complex; Executive Vice                      $0
1938                       President, Secretary, and Director, Federated
Federated Investors        Investors, Inc.; Trustee, Federated
Tower                      Investment Management Company and Federated
1001 Liberty Avenue        Investment Counseling; Director, Federated
Pittsburgh, PA             Global Investment Management Corp., and
EXECUTIVE VICE             Federated Services Company and Federated
PRESIDENT AND SECRETARY    Securities Corp.

RICHARD B. FISHER          President or Vice President of some of the

Birth Date: May 17, 1923   Funds in the Federated Fund Complex; Director               $0
Federated Investors        or Trustee of some of the Funds in the

Tower                      Federated Fund Complex; Executive Vice
1001 Liberty Avenue        President, Federated Investors, Inc.;
Pittsburgh, PA             Chairman and Director, Federated Securities Corp.

VICE PRESIDENT

------------------------------------------------------------------------------------------
JOSEPH S. MACHI            Vice President and Assistant Treasurer of                   $0
Birth Date: May 22, 1962   some of the Funds.
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, PA



VICE PRESIDENT

* AN ASTERISK DENOTES A TRUSTEE WHO IS DEEMED TO BE AN INTERESTED PERSON AS DEFINED IN THE INVESTMENT COMPANY ACT OF 1940.

# A POUND SIGN DENOTES A MEMBER OF THE BOARD'S EXECUTIVE COMMITTEE, WHICH HANDLES THE BOARD'S RESPONSIBILITIES BETWEEN ITS MEETINGS.

+ MR. DONAHUE IS THE FATHER OF J. CHRISTOPHER DONAHUE, EXECUTIVE VICE PRESIDENT OF THE TRUST.

++ MR. WALSH BECAME A MEMBER OF THE BOARD OF TRUSTEES ON JANUARY 1, 1999. MESSRS. CUNNINGHAM AND MANSFIELD BECAME MEMBERS OF THE BOARD ON JUNE 15, 1999. MESSRS. CUNNINGHAM AND MANSFIELD DID NOT RECEIVE ANY FEES AS OF THE FISCAL YEAR END OF THE TRUST.

INVESTMENT ADVISER

     The Adviser conducts investment research and makes investment decisions for the Funds. The Adviser and Riggs Investment Management Corp. ("RIMCO") are subsidiaries of Riggs National Corporation, a bank holding company.

The Adviser shall not be liable to the Trust or any Fund Shareholder for any losses that may be sustained in the purchase, holding, or sale of any security or for anything done or omitted by it, except acts or omissions involving willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties imposed upon it by its contract with the Trust.

SUB-ADVISER

The Stock Fund, Small Company Stock Fund, U.S. Government Securities Fund, Bond Fund, Intermediate Tax Free Bond Fund, Long Term Tax Free Bond Fund, Prime Money Market Fund and the U.S. Treasury Money Market Fund is sub-advised by RIMCO. Pursuant to the terms of an investment sub-advisory agreement between the Advisor and RIMCO (Sub-Advisor), the Sub-Advisor manages the Funds' assets, including buying and selling portfolios securities.

     The Large Cap Growth Fund is sub-advised by J. Bush & Co. Pursuant to the terms of an investment sub-advisory agreement between the Adviser and J. Bush & Co. (Sub-Adviser), the Sub -Adviser manages the Funds' assets, including buying and selling portfolio securities.

OTHER RELATED SERVICES

Affiliates of the Adviser may, from time to time, provide certain electronic equipment and software to institutional customers in order to facilitate the purchase of Fund Shares offered by the Distributor.

BROKERAGE TRANSACTIONS

When selecting brokers and dealers to handle the purchase and sale of portfolio instruments, the Adviser looks for prompt execution of the order at a favorable price. The Adviser will generally use those who are recognized dealers in specific portfolio instruments, except when a better price and execution of the order can be obtained elsewhere. The Adviser may select brokers and dealers based on whether they also offer research services (as described below). In selecting among firms believed to meet these criteria, the Adviser may give consideration to those firms which have sold or are selling Shares of the Funds and other funds distributed by the Distributor and its affiliates. The Adviser makes decisions on portfolio transactions and selects brokers and dealers subject to review by the Funds' Board.

RESEARCH SERVICES

Research services may include advice as to the advisability of investing in securities; security analysis and reports; economic studies; industry studies; receipt of quotations for portfolio evaluations; and similar services. Research services may be used by the Adviser in advising other accounts. To the extent that receipt of these services may replace services for which the Adviser or its affiliates might otherwise have paid, it would tend to reduce their expenses. The Adviser and its affiliates exercise reasonable business judgment in selecting those brokers who offer brokerage and research services to execute securities transactions. They determine in good faith that commissions charged by such persons are reasonable in relationship to the value of the brokerage and research services provided.

For the fiscal years ended April 30, 1999, 1998 and 1997, the Stock Fund paid total brokerage commissions of $187,811, $245,522 and $175,381, respectively, and the Small Company Stock Fund paid total brokerage commissions of $125,313, $107,288, and $72,366, respectively.

Investment decisions for the Funds are made independently from those of other accounts managed by the Adviser. When the Funds and one or more of those accounts invests in, or disposes of, the same security, available investments or opportunities for sales will be allocated among the Funds and the account(s) in a manner believed by the Adviser to be equitable. While the coordination and ability to participate in volume transactions may benefit the Funds, it is possible that this procedure could adversely impact the price paid or received and/or the position obtained or disposed of by the Funds.

ADMINISTRATOR

Federated Services Company, a subsidiary of Federated, provides administrative personnel and services (including certain legal and financial reporting services) necessary to operate the Funds. Federated Services Company provides these at an annual rate of 0.16% of the average aggregate daily net assets of the Trust.

Federated Services Company also provides certain accounting and recordkeeping services with respect to the Funds' portfolio investments for a fee based on Fund assets plus out-of-pocket expenses.

CUSTODIAN

Riggs Bank, Washington, D.C., is custodian for the securities and cash of the Funds. Under the Custodian Agreement, Riggs Bank holds the Funds' portfolio securities in safekeeping and keeps all necessary records and documents relating to its duties.

TRANSFER AGENT AND DIVIDEND DISBURSING AGENT

Federated Services Company, through its registered transfer agent subsidiary, Federated Shareholder Services Company, maintains all necessary Shareholder records. The Funds pay the transfer agent a fee based on the size, type and number of accounts and transactions made by Shareholders.

INDEPENDENT AUDITORS

The independent auditor for the Fund, Arthur Andersen LLP, plans and performs its audit so it may provide an opinion as to whether each Fund's financial statements and financial highlights are free of material misstatement.

FEES PAID BY THE FUNDS FOR SERVICES


-------------- ------------------------------- ---------------------------- ---------------------------
FUND                 ADVISORY FEE PAID/         SHAREHOLDER SERVICES FEE     ADMINISTRATIVE FEE PAID
                    ADVISORY FEE WAIVED                   PAID

                                               ---------------------------- ---------------------------
               ------------------------------- ---------------------------- ---------------------------
                 FOR THE FISCAL YEAR ENDED      FOR THE FISCAL YEAR ENDED   FOR THE FISCAL YEAR ENDED
                         APRIL 30,                      APRIL 30,                   APRIL 30,

               ------------------------------- ---------------------------- ---------------------------
              -----------------------------------------------------------------------------------------
                 1999      1998       1997       1999      1998     1997     1999     1998     1997
-------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------
STOCK FUND    $756,558/  $790,694/ $622,704/  $216,250(R)$71,317  $92,259  $141,350 $139,892 $106,088

              $0         $78,554   $99,633    $211(B)
-------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------
SMALL         $333,762/  $338,723/ $184,690/  $85,927(R) $53,392  $71,963  $58,587  $58,191  $49,978
COMPANY

STOCK FUND    $0         $36,697   $105,949   $228(B)
-------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------
U.S.          $277,475/  $246,668/ $255,588/  $82,762    $59,058  $88,771  $51,778  $48,888  $51,473
GOVERNMENT

SECURITIES    $147,987   $131,556  $136,314
FUND

-------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------
PRIME MONEY   $1,652,495/$1,803,267$1,954,745/$824,862   $130,369 $148,946 $462,021 $478,888 $497,453
MARKET FUND

              $0         $409,724  $676,608
-------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------
U.S.          $635,522/  $704,027/ $672,065/  $312,575   $56,082  $68,994  $177,826 $186,366 $171,345
TREASURY

MONEY MARKET  $0         $119,268  $173,436
FUND

-------------------------------------------------------------------------------------------------------
(R) Class R Shares       (B) Class B Shares


---------------------------- -----------------------------
FUNDS                         FOR THE FISCAL YEAR ENDED

                                    APRIL 30, 1999

                             -----------------------------
                             -----------------------------
                                      12B-1 FEE

                             -----------------------------
                             -------------- --------------
                                CLASS R        CLASS B
                                SHARES         SHARES

---------------------------- -------------- --------------
---------------------------- -------------- --------------
STOCK FUND                     $241,118         $653
---------------------------- -------------- --------------
---------------------------- -------------- --------------
SMALL COMPANY STOCK FUND        $95,808         $709

---------------------------- -------------- --------------
---------------------------- -------------- --------------
U.S. GOVERNMENT SECURITIES      $92,719          ---
FUND

---------------------------- -------------- --------------
---------------------------- -------------- --------------
PRIME MONEY MARKET FUND         $17,064          ---
---------------------------- -------------- --------------
---------------------------- -------------- --------------
U.S. TREASURY MONEY MARKET      $14,901          ---
FUND

---------------------------- -------------- --------------

Fees are allocated among classes based on their pro rata Share of Fund assets, except for marketing (Rule 12b-1) fees and Shareholder services fees, which are borne only by the applicable class of Shares.

HOW DO THE FUNDS MEASURE PERFORMANCE?

The Funds may advertise Share performance by using the Securities and Exchange Commission's (SEC) standard method for calculating performance applicable to all mutual funds. The SEC also permits this standard performance information to be accompanied by non-standard performance information.

Share performance reflects the effect of non-recurring charges, such as maximum sales charges, which, if excluded, would increase the total return and yield. The performance of Shares depends upon such variables as: portfolio quality; average portfolio maturity; type and value of portfolio securities; changes in interest rates; changes or differences in the Funds' or any class of Shares' expenses; and various other factors.

Share performance fluctuates on a daily basis largely because net earnings fluctuate daily. Both net earnings and offering price per Share are factors in the computation of yield and total return.

AVERAGE ANNUAL TOTAL RETURNS AND YIELD AND EFFECTIVE YIELD


---------------- ------------------------------- ------------------------- -------------------------
FUND              AVERAGE ANNUAL TOTAL RETURN             YIELD                EFFECTIVE YIELD
                   for the following periods       for the 7-day period      for the 7-day period

                      ended April 30, 1999                ended                     ended
                                                     April 30, 1999/            April 30, 1999
                                                   for the 30-day period

                                                           ended
                                                      April 30, 1999

                 ------------------------------- ------------------------- -------------------------
                 ----------- --------- --------- -------- -------- ------- ------- --------- -------
                 CLASS R     CLASS Y   CLASS B   CLASS    CLASS    CLASS   CLASS   CLASS Y   CLASS
                   SHARES     SHARES    SHARES   R        Y        B       R        SHARES   B

                  One Year   One Year  One Year  SHARES   SHARES   SHARES  SHARES            SHARES
                 Five Year   Five      Five
                 Since         Year     Years
                 Inception   Since     Since

                             Inception Inception

---------------- ----------- --------- --------- -------- -------- ------- ------- --------- -------
---------------- ----------- --------- --------- -------- -------- ------- ------- --------- -------
STOCK FUND       4.60%       N/A       0.59%      0.08%     N/A      N/A     N/A      N/A      N/A
                 21.26%
                 18.43%

---------------- ----------- --------- --------- -------- -------- ------- ------- --------- -------
---------------- ----------- --------- --------- -------- -------- ------- ------- --------- -------
SMALL COMPANY    -31.53%     N/A       -27.68%     N/A      N/A      N/A     N/A      N/A      N/A

STOCK FUND       N/A
                 13.80%

---------------- ----------- --------- --------- -------- -------- ------- ------- --------- -------
---------------- ----------- --------- --------- -------- -------- ------- ------- --------- -------
U.S.             4.03%       N/A       N/A         N/A      N/A      N/A     N/A      N/A      N/A
GOVERNMENT       6.59%                            4.88%
SECURITIES FUND  6.93%

---------------- ----------- --------- --------- -------- -------- ------- ------- --------- -------
---------------- ----------- --------- --------- -------- -------- ------- ------- --------- -------
PRIME MONEY      N/A         N/A       N/A       3.97%/   4.32%/     N/A   4.05%    4.41%     N/A
MARKET FUND                                       3.96%    4.31%
---------------- ----------- --------- --------- -------- -------- ------- ------- --------- -------
---------------- ----------- --------- --------- -------- -------- ------- ------- --------- -------
U.S. TREASURY    N/A         N/A       N/A       3.69%/   4.04%/     N/A   3.76%    4.12%     N/A
MONEY MARKET                                      3.68%    4.03%
FUND

---------------- ----------- --------- --------- -------- -------- ------- ------- --------- -------

TOTAL RETURN

Total return represents the change (expressed as a percentage) in the value of Shares over a specific period of time, and includes the investment of income and capital gains distributions.

The average annual total return for Shares is the average compounded rate of return for a given period that would equate a $1,000 initial investment to the ending redeemable value of that investment. The ending redeemable value is computed by multiplying the number of Shares owned at the end of the period by the NAV per Share at the end of the period. The number of Shares owned at the end of the period is based on the number of Shares purchased at the beginning of the period with $1,000, less any applicable sales charge, adjusted over the period by any additional Shares, assuming the annual reinvestment of all dividends and distributions.

YIELD

With respect to the Stock Fund, Small Company Stock Fund, Large Cap Growth Fund, U.S. Government Securities Fund, Bond Fund, Intermediate Tax Free Bond Fund and the Long Term Tax Free Bond Fund, the yield of Shares is calculated by dividing:
(i) the net investment income per Share earned by the Shares over a 30-day period; by (ii) the maximum offering price per Share on the last day of the period. This number is then annualized using semi-annual compounding. This means that the amount of income generated during the 30-day period is assumed to be generated each month over a 12-month period and is reinvested every six months. The effective yield is calculated by compounding the unannualized base-period return by: adding one to the base-period return, raising the sum to the 365/7th power; and subtracting one from the result. The yield and effective yield do not necessarily reflect income actually earned by Shares because of certain adjustments required by the SEC and, therefore, may not correlate to the dividends or other distributions paid to Shareholders.

To the extent investment professionals and broker/dealers charge fees in connection with services provided in conjunction with an investment in Shares, the Share performance is lower for Shareholders paying those fees.

With respect to the Prime Money Market Fund and the U.S. Treasury Money Market Fund, the yield of Shares is based upon the seven days ending on the day of the calculation, called the "base period." This yield is calculated by: determining the net change in the value of a hypothetical account with a balance of one Share at the beginning of the base period, with the net change excluding capital changes but including the value of any additional Shares purchased with dividends earned from the original one Share and all dividends declared on the original and any purchased Shares; dividing the net change in the account's value by the value of the account at the beginning of the base period to determine the base period return; and multiplying the base period return by 365/7. The effective yield is calculated by compounding the unannualized base-period return by: adding one to the base-period return, raising the sum to the 365/7th power; and subtracting one from the result.

To the extent investment professionals and broker/dealers charge fees in connection with services provided in conjunction with an investment in Shares, the Share performance is lower for Shareholders paying those fees.

PERFORMANCE COMPARISONS

Advertising and sales literature may include:

o    references  to  ratings,   rankings,   and  financial  publications  and/or
     performance comparisons of Shares to certain indices;

o    charts,  graphs and illustrations  using the Funds' returns,  or returns in
     general,   that  demonstrate   investment  concepts  such  as  tax-deferred
     compounding, dollar-cost averaging and systematic investment;

o discussions of economic, financial and political developments and their impact on the securities market, including the portfolio manager's views on how such developments could impact the Funds; and

o information about the mutual fund industry from sources such as the Investment Company Institute.

Advertising and sales literature for the Funds may also include statements describing the history of Riggs Bank. For example, reference may be made to Riggs Bank's heritage of serving historical and political figures and financing projects that have been important to the growth of the United States.

The Funds may compare their performance, or performance for the types of securities in which they invest, to a variety of other investments, including federally insured bank products such as bank savings accounts, certificates of deposit, and Treasury bills.

The Funds may quote information from reliable sources regarding individual countries and regions, world stock exchanges, and economic and demographic statistics.

You may use financial publications and/or indices to obtain a more complete view of Share performance. When comparing performance, you should consider all relevant factors such as the composition of the index used, prevailing market conditions, portfolio compositions of other funds, and methods used to value portfolio securities and compute offering price. The financial publications and/or indices which the Funds use in advertising may include:

CONSUMER PRICE INDEX (CPI) is the measure of change in consumer prices, as determined by a monthly survey of the U.S. Bureau of Labor Statistics. Many pension and employment contracts are tied to changes in consumer prices, as protection against inflation and reduced purchasing power. Among the CPI components are housing costs, food, transportation, and electricity. The CPI is also known as the cost-of-living index.

STOCK FUND:

        o LIPPER ANALYTICAL SERVICES, INC. ranks funds in various fund categories by making comparative calculations using total return. Total return assumes the reinvestment of all capital gains distributions and income dividends and takes into account any change in net asset value over a specific period of time. From time to time, the Fund will quote its Lipper ranking in advertising and sales literature.

        o DOW JONES INDUSTRIAL AVERAGE ("DJIA") represents Share prices of selected blue-chip industrial corporations. The DJIA indicates daily changes in the average price of stock in these corporations. It also reports total sales for this group. Because it represents the top corporations of America, the DJIA index is a leading economic indicator for the stock market as a whole.

        o STANDARD & POOR'S DAILY STOCK PRICE INDEX OF 500 COMMON STOCKS, a composite index of common stocks in industry, transportation, and financial and public utility companies. The Standard & Poor's index assumes reinvestment of all dividends paid by stocks listed on the index. Taxes due on any of these distributions are not included, nor are brokerage or other fees calculated in the Standard & Poor's figures.

SMALL COMPANY STOCK FUND:

        o LIPPER ANALYTICAL SERVICES, INC. ranks funds in various fund categories by making comparative calculations using total return. Total return assumes the reinvestment of all capital gains distributions and income dividends and takes into account any change in offering price over a specific period of time. From time to time, the Fund will quote its Lipper ranking in the "index funds" category in advertising and sales literature.

        o MORNINGSTAR, INC., an independent rating service, is the publisher of the bi-weekly MUTUAL FUND VALUES. MUTUAL FUND VALUES rates more than 1,000 NASDAQ listed mutual funds of all types, according to their risk-adjusted returns. The maximum rating is five stars, and ratings are effective for two weeks.

        o RUSSELL 2000 INDEX is a broadly diversified index consisting of approximately 2,000 small capitalization common stocks that can be used to compare to the total returns of funds whose portfolios are invested primarily in small capitalization stocks.

        o STANDARD & POOR'S SMALL STOCK INDEX is a broadly diversified, unmanaged, index consisting of approximately 600 small capitalization common stocks that can be used to compare to the total returns of funds whose portfolios are invested primarily in small capitalization common stocks.

LARGE CAP GROWTH FUND:

        o STANDARD & POOR'S DAILY STOCK PRICE INDEX OF 500 COMMON STOCKS (S&P
          500), an unmanaged composite index of common stocks in industrial, transportation, and financial and public utility companies, can be used to gauge general market performance and to compare to the total returns of funds whose portfolios are invested primarily in common stocks. In addition, the S&P 500 assumes reinvestments of all dividends paid by stocks listed on its index. Taxes due on any of these distributions are not included, nor are brokerage or other fees calculated in the Standard & Poor's figures.

U.S. GOVERNMENT SECURITIES FUND:

        o LEHMAN BROTHERS GOVERNMENT INDEX is an unmanaged index comprised of all publicly issued, non-convertible domestic debt of the U.S. government, or any agency thereof, or any quasi-federal corporation and of corporate debt guaranteed by the U.S. government. Only notes and bonds with a minimum outstanding principal of $1 million and a minimum maturity of one year are included.

        o LEHMAN BROTHERS GOVERNMENT/CORPORATE (TOTAL) INDEX is comprised of approximately 5,000 issues which include non-convertible bonds publicly issued by the U.S. government or its agencies; corporate bonds guaranteed by the U.S. government and quasi-federal corporations; and publicly issued, fixed rate, non-convertible domestic bonds of companies in industry, public utilities and finance. The average maturity of these bonds approximates nine years. Tracked by Shearson Lehman Brothers, Inc., the index calculates total returns for one month, three month, twelve month and ten year periods and year-to-date.

        o LIPPER ANALYTICAL SERVICES, INC. ranks funds in various fund categories using total return. Total return assumes the reinvestment of all capital gains distributions and income dividends and takes into account any change in net asset value over a specific period of time. From time to time, the Fund will quote its Lipper ranking in advertising and sales literature.

        o LEHMAN BROTHERS AGGREGATE BOND INDEX is a total return index measuring both the capital price changes and income provided by the underlying universe of securities, weighted by market value outstanding. The Aggregate Bond Index is comprised of the Shearson Lehman Government Bond Index, Corporate Bond Index, Mortgage- Backed Securities Index and the Yankee Bond Index. These indices include: U.S. Treasury obligations, including bonds and notes; U.S. agency obligations, including those of the Federal Farm Credit Bank, Federal Land Bank and the Bank for Co-Operatives; foreign obligations, U.S. investment grade corporate debt and mortgage-backed obligations. All corporate debt included in the Aggregate Bond Index has a minimum S&P rating of BBB, a minimum Moody's rating of Baa, or a minimum Fitch rating of BBB.

        o MERRILL LYNCH CORPORATE AND GOVERNMENT INDEX includes issues which must be in the form of publicly placed, nonconvertible, coupon-bearing domestic debt and must carry a term of maturity of at least one year. Par amounts outstanding must be no less than $10 million at the start and at the close of the performance measurement period. Corporate instruments must be rated by S&P or by Moody's as investment grade issues (i.e., BBB/Baa or better).

        o MERRILL LYNCH CORPORATE & GOVERNMENT MASTER INDEX is an unmanaged index comprised of approximately 4,821 issues which include corporate debt obligations rated BBB or better and publicly issued, non-convertible domestic debt of the U.S. government or any agency thereof. These quality parameters are based on composites of ratings assigned by Standard and Poor's Ratings Group and Moody's Investors Service, Inc. Only notes and bonds with a minimum maturity of one year are included.

        o MERRILL LYNCH DOMESTIC MASTER INDEX includes issues which must be in the form of publicly placed, nonconvertible, coupon-bearing domestic debt and must carry a term to maturity of at least one year. Par amounts outstanding must be no less than $10 million at the start and at the close of the performance measurement period. The Domestic Master Index is a broader index than the Merrill Lynch Corporate and Government Index and includes, for example, mortgage related securities. The mortgage market is divided by agency, type of mortgage and coupon and the amount outstanding in each agency/type/coupon subdivision must be no less than $200 million at the start and at the close of the performance measurement period. Corporate instruments must be rated by S&P or by Moody's as investment grade issues (i.e., BBB/Baa or better).

BOND FUND:

        o LEHMAN BROTHERS GOVERNMENT/CORPORATE BOND INDEX is composed of all bonds that are investment grade rated Baa or higher by Moody's or BBB or higher by S&P, if unrated by Moody's. Issues must have at least one year to maturity. Total return comprises price appreciation/depreciation and income as a percentage of the original investment.

INTERMEDIATE TAX FREE BOND FUND:

        o LEHMAN MUNICIPAL INDEX/3 YEAR is an unmanaged index of municipal bonds issued after January 1, 1991 with a minimum credit rating of at least Baa, been issued as part of a deal of at least $50 million, have a maturity value of at least $3 million and a maturity range of 1-5 years. As of January 1996 the index also includes zero coupon bonds and bonds subject to the Alternative Minimum Tax.

        o LIPPER ANALYTICAL SERVICES, INC. ranks funds in various fund categories by making comparative calculations using total return. Total return assumes the reinvestment of all capital gains distributions and income dividends, if any. From time to time, the Fund will quote its Lipper ranking in advertising and sales literature.

        o BANK RATE MONITOR NATIONAL INDEX, Miami Beach, Florida, is a financial reporting service which publishes weekly average rates of 50 leading bank and thrift institution money market deposit accounts. The rates published in the index are an average of the personal account rates offered on the Wednesday prior to the date of publication by ten of the largest banks and thrifts in each of the five largest Standard Metropolitan Statistical Areas. Account minimums range upward from $2,500 in each institution and compounding methods vary. If more than one rate is offered, the lowest rate is used. Rates are subject to change at any time specified by the institution.

        o SALOMON 30-DAY TREASURY BILL INDEX is a weekly quote of the most representative yields for selected securities, issued by the U.S. Treasury, maturing in 30 days.

LONG TERM TAX FREE BOND FUND:

        o LEHMAN BROTHERS MUNICIPAL INDEX are broad market performance benchmarks for the tax-exempt bond market. As of December 1995, approximately 29,300 bonds were included in the Municipal Bond Index with a market value of $443 billion. To be included in the Lehman Brothers Municipal Bond Index, bonds must have a minimum credit rating of at least Baa. They must have an outstanding par value of at least $3 million and be issued as part of a transaction of at least $50 million.

          The index includes both zero coupon bonds and bonds subject to the Alternative Minimum tax.

o LIPPER ANALYTICAL SERVICES, INC. ranks funds in various fund categories by making comparative calculations using total return. Total return assumes the reinvestment of all capital gains distributions and income dividends and takes into account any change in net asset value over a specific period of time. From time to time, the Fund will quote its Lipper ranking in advertising and sales literature.

PRIME MONEY MARKET FUND:

        o LIPPER ANALYTICAL SERVICES, INC. ranks funds in various fund categories by making comparative calculations using total return. Total return assumes the reinvestment of all capital gains distributions and income dividends, if any. From time to time, the Fund will quote its Lipper ranking in advertising and sales literature.

        o BANK RATE MONITOR NATIONAL INDEX, Miami Beach, Florida, is a financial reporting service which publishes weekly average rates of 50 leading bank and thrift institution money market deposit accounts. The rates published in the index are an average of the personal account rates offered on the Wednesday prior to the date of publication by ten of the largest banks and thrifts in each of the five largest Standard Metropolitan Statistical Areas. Account minimums range upward from $2,500 in each institution and compounding methods vary. If more than one rate is offered, the lowest rate is used. Rates are subject to change at any time specified by the institution.

        o SALOMON 30-DAY TREASURY BILL INDEX is a weekly quote of the most representative yields for selected securities, issued by the U.S. Treasury, maturing in 30 days.

U.S. TREASURY MONEY MARKET FUND:

        o LIPPER ANALYTICAL SERVICES, INC. ranks funds in various fund categories by making comparative calculations using total return. Total return assumes the reinvestment of all income dividends and capital gains distributions, if any. From time to time, the Fund will quote its Lipper ranking in advertising and sales literature.

        o SALOMON 30-DAY TREASURY BILL INDEX is a weekly quote of the most representative yields for selected securities, issued by the U.S. Treasury, maturing in 30 days.

        o MONEY, a monthly magazine, regularly ranks money market funds in various categories based on the latest available seven-day compound (effective) yield. From time to time, the Fund will quote its Money ranking in advertising and sales literature.

FINANCIAL INFORMATION

The Financial Statements for the Stock Fund, Small Company Stock Fund, U.S. Government Securities Fund, Prime Money Market Fund and the U.S. Treasury Money Market Fund for the fiscal year ended April 30, 1999, are incorporated herein by reference to the Annual Report to Shareholders of the Riggs Funds dated April 30, 1999.

APPENDIX

STANDARD AND POOR'S LONG-TERM DEBT RATING DEFINITIONS

AAA--Debt rated AAA has the highest rating assigned by Standard & Poor's. Capacity to pay interest and repay principal is extremely strong.

AA--Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the higher-rated issues only in small degree.

A--Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher-rated categories.

     BBB--Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas

CC--The rating CC typically is applied to debt subordinated to senior debt that is assigned an actual or implied CCC debt rating.

C--The rating C typically is applied to debt subordinated to senior debt which is assigned an actual or implied CCC debt rating. The C rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.

MOODY'S INVESTORS SERVICE, INC. LONG-TERM BOND RATING DEFINITIONS

AAA--Bonds which are rated AAA are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as gilt edged. Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

AA--Bonds which are rated AA are judged to be of high quality by all standards. Together with the AAA group, they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in AAA securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in AAA securities.

A--Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

BAA--Bonds which are rated BAA are considered as medium-grade obligations, (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

BA--Bonds which are BA are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B--Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

CAA--Bonds which are rated CAA are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

CA--Bonds which are rated CA represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C--Bonds which are rated C are the lowest-rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

FITCH IBCA, INC. LONG-TERM DEBT RATING DEFINITIONS

AAA--Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

AA--Bonds considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated AAA. Because bonds rated in the AAA and AA categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated F-1+.

A--Bonds considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

BBB--Bonds considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds, and therefore impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

BB--Bonds are considered speculative. The obligor's ability to pay interest and repay principal may be affected over time by adverse economic changes. However, business and financial alternatives can be identified which could assist the obligor in satisfying its debt service requirements.

B--Bonds are considered highly speculative. While bonds in this class are currently meeting debt service requirements, the probability of continued timely payment of principal and interest reflects the obligor's limited margin of safety and the need for reasonable business and economic activity throughout the life of the issue.

CCC--Bonds have certain identifiable characteristics which, if not remedied, may lead to default. The ability to meet obligations requires an advantageous business and economic environment.

CC--Bonds are minimally protected. Default in payment of interest and/or principal seems probable over time.

C--Bonds are imminent default in payment of interest or principal.

MOODY'S INVESTORS SERVICE, INC. COMMERCIAL PAPER RATINGS

PRIME-1--Issuers rated Prime-1 (or related supporting institutions) have a superior capacity for repayment of short-term promissory obligations. Prime-1 repayment capacity will normally be evidenced by the following characteristics:

     Leading market positions in well-established industries;

     High rates of return on funds employed;

     Conservative capitalization structure with moderate reliance on debt and ample asset protection;

     Broad margins in earning coverage of fixed financial charges and high internal cash generation; and

     Well-established access to a range of financial markets and assured sources of alternate liquidity.

PRIME-2--Issuers rated Prime-1 (or related supporting institutions) have a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

STANDARD AND POOR'S COMMERCIAL PAPER RATINGS

A-1--This designation indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

A-2--Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated A-1. it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher-rated categories.

BB--Debt rated BB has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The BB rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BBB rating.

B--Debt rated B has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The B rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BB or BB-rating.

CCC--Debt rated CCC has a currently identifiable vulnerability to default, and is dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The CCC rating category is also used for debt subordinated to senior debt that is assigned an actual or implied B or B- rating.

FITCH IBCA, INC. COMMERCIAL PAPER RATING DEFINITIONS

FITCH-1--(Highest Grade) Commercial paper assigned this rating is regarded as having the strongest degree of assurance for timely payment.

FITCH-2--(Very Good Grade) Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than the strongest issues.

ADDRESSES

RIGGS FUNDS

CLASS R SHARES, CLASS Y SHARES, CLASS B SHARES

5800 Corporate Drive
Pittsburgh, PA 15237-7010

DISTRIBUTOR
Federated Securities Corp.
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

INVESTMENT ADVISER
Riggs Bank, N.A.
800 17th Street N.W.

Washington, D.C. 20006-3950

SUB-ADVISER

Riggs Investment Management Corp.
800 17th Street N.W.
Washington, D.C. 20006-3950

     (Sub-Adviser to the Stock Fund, Small Company Stock Fund, U.S. Government Securities Fund, Bond Fund, Intermediate Tax Free Bond Fund, Long Term Tax Free Bond Fund, Prime Money Market Fund and the U.S. Treasury Money Market Fund)

J. Bush & Co.
55 Whitney Avenue
New Haven, CT 06510

(Sub-Adviser to the Large Cap Growth Fund)

CUSTODIAN
Riggs Bank N.A.
Riggs Funds

5700 RiverTech Court
Riverdale, MD 20737-1250

TRANSFER AGENT AND DIVIDEND DISBURSING AGENT

Federated Shareholder Services Company
P.O. Box 8600

Boston, MA 02266-8600

INDEPENDENT PUBLIC ACCOUNTANTS

Arthur Andersen LLP
225 Franklin Street
Boston, MA 02110-2812

CUSIP 76656A 401                    CUSIP 76656A 807
CUSIP 76656A 302                    CUSIP 76656A 799
CUSIP 76656A 203                    CUSIP 76656A 880
CUSIP 76656A 104                    CUSIP 76656A 500
CUSIP 76656A 849                    CUSIP 76656A 773
CUSIP 76656A 815                    CUSIP 76656A 872
CUSIP 76656A 708                    CUSIP 76656A 864
CUSIP 76656A 781                    CUSIP 76656A 856
CUSIP 76656A 609







PART C.        OTHER INFORMATION.

Item 23.         EXHIBITS:

 (a)     (i)  Conformed Copy of Declaration of Trust of the Registrant; (1)
        (ii) Conformed copy of Amendment No. 3 to the Declaration of Trust of the Registrant; (8)
       (iii) Conformed copy of Amendment No. 4 to the Declaration of Trust of the Registrant; (8)
        (iv) Conformed copy of Amendment No. 5 to the Declaration of Trust of the Registrant;(8)
         (v) Conformed copy of Amendment No. 6 to the Declaration of Trust of the Registrant; (15)
        (vi) Conformed copy of Amendment No. 7 to the Declaration of Trust of the Registrant; (15)

 (b)          Copy of By-Laws of the Registrant;(1)

 (c)   (i)     Copy of Specimen Certificate for Shares of Beneficial Interest
               of RIMCO Monument U.S. Treasury Money Market Fund, RIMCO Monument
               Bond Fund and RIMCO Monument Stock Fund;(2)

       (ii) Copy of Specimen Certificate for Shares of Beneficial Interest of RIMCO Monument Small Capitalization Equity Fund;(6)

       (iii) Copy of Specimen Certificate for Shares of Beneficial Interest of RIMCO Monument Prime Money Market Fund - Class A Shares and Class B Shares; (8)

(d) Conformed copy of Investment Advisory Contract of the Registrant and Exhibits A through E of the Investment Advisory Contract; (7)

(e)    (i)     Conformed copy of Distributor's Contract of the Registrant and
               Exhibits A and B thereto;(7)

      (ii)     Conformed copy of Exhibit C to Registrant's Distributor's
               Contract;(10)

1. Response is incorporated by reference to Registrant's Initial Registration Statement on Form N-1A filed May 9, 1991. (File Nos. 33-40428 and 811-6309).

2.   Response  is  incorporated  by  reference  to  Registrant's   Pre-Effective
     Amendment No. 1 on Form N-1A filed July 19, 1991. (File Nos. 33-40428 and 811-6309).

6. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 4 on Form N-1A filed June 28, 1994. (File Nos. 33-40428 and 811-6309).

7. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 7 on Form N-1A filed June 27, 1995. (File Nos. 33-40428 and 811-6309).

8. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 8 on Form N-1A filed October 10, 1995. (File Nos. 33-40428 and 811-6309).

10. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 10 on Form N-1A filed June 26, 1997. (File Nos. 33-40428 and 811-6309).

15. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 17 on Form N-1A filed September 10, 1999. (File Nos. 33-40428 and 811-6309).

       (iii) Conformed copy of Exhibits D & E to Registrant's
       Distributor's Contract; (13) (iv) Conformed copy of
       Exhibits F & G to Registrant's Distributor's Contract;
       (15)

 (f)           Not applicable;

 (g)   (i)     Conformed copy of Custodian Agreement of the Registrant;(1)
       (ii)    Copy of Custodial Compensation;(11)
       (iii)   Conformed copy of Custody Agreement between
               Riggs Bank N.A and The Bank of New York dated June 8, 1998; (13)
 (h)(i)        Conformed copy of Transfer Agency and Service Agreement;(5)
       (ii)    Conformed copy of Administrative Services
               Agreement; (5)

       (iii)   Conformed copy of Shareholder Services Agreement;(12)
       (iv)    Conformed Copy of Shareholder Services Plan;(12)

 (i)           Conformed copy of Opinion and Consent of Counsel as to legality of shares being registered; (9)
 (j)           Conformed copy of Consent of Independent Auditor; (14)
 (k)           Not applicable;
 (l)           Conformed copy of Initial Capital Understanding; (9)
 (m)   (i)     Conformed copy of Distribution Plan of the Registrant; (8)
       (ii)    Conformed copy of Exhibits B & C to the Distribution Plan of the
               Registrant;(13)
       (iii)   Copy of Registrant's Rule 12b-1 Agreement; (8)


1. Response is incorporated by reference to Registrant's Initial Registration Statement on Form N-1A filed May 9, 1991. (File Nos. 33-40428 and 811-6309).

5. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 4 on Form N-1A filed June 28, 1994. (File Nos. 33-40428 and 811-6309).

8. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 8 on Form N-1A filed October 10, 1995. (File Nos. 33-40428 and 811-6309).

9. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 9 on Form N-1A filed June 27, 1996. (File Nos. 33-40428 and 811-6309).

11. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 11 on Form N-1A filed April 24, 1998. (File Nos. 33-40428 and 811-6309).

12. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 12 on Form N-1A filed June 29, 1998. (File Nos. 33-40428 and 811-6309).

13. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 13 on Form N-1A filed June 18, 1999. (File Nos. 33-40428 and 811-6309).

14. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 16 on Form N-1A filed August 26, 1999. (File Nos. 33-40428 and 811-6309).

15. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 17 on Form N-1A filed September 10, 1999. (File Nos. 33-40428 and 811-6309).

               (n)  (i) Conformed copy of Registrant's Multiple Class Plan;(10)

               (ii) Conformed  copy of  Registrant's  Multiple  Class  Plan,  as
                    Amended, Effective May 16, 1996;(10)

               (iii)Conformed  copy of  Registrant's  Multiple  Class  Plan,  as amended, effective July 1, 1998;(13)

               (iv) Conformed copy of Multiple Class Plan, as amended, effective
                    September 1, 1998; (13)

   (o)   (i)     Conformed copy of Power of Attorney of the Registrant; (15)
         (ii)    Conformed copy of Power of Attorney of John S. Walsh,
                 Trustee; (13)
         (iii)   Conformed copy of Power of Attorney of Charles F. Mansfield,
                 Trustee; (15)
         (iv)    Conformed copy of Power of Attorney of John F. Cunningham,
                 Trustee; (15)

Item 24.         PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE FUND:

                 None

Item 25.         INDEMNIFICATION: (2)

2. Response is incorporated by reference to Registrant's Pre-Effective Amendment No. 1 on Form N-1A filed July 19, 1991. (File Nos. 33-40428 and 811-6309).
10.Response is incorporated by reference to Registrant's Post-Effective Amendment No. 10 on Form N-1A filed June 26, 1997. (File Nos. 33-40428 and 811-6309). 13.Response is incorporated by reference to Registrant's Post-Effective Amendment No. 13 on Form N-1A filed June 18, 1999. (File Nos. 33-40428 and 811-6309). 15.Response is incorporated by reference to Registrant's Post-Effective Amendment No. 17 on Form N-1A filed September 10, 1999. (File Nos. 33-40428 and 811-6309).

Item 26.         BUSINESS AND OTHER CONNECTIONS OF THE INVESTMENT ADVISER:

(a) The Board of Trustees governs the Funds. The Board selects and oversees the Adviser, Riggs Bank, N.A. The Adviser manages the Funds' assets, including buying and selling portfolio securities. The Adviser's address is 800 17th Street N.W., Washington, D.C. 20006. The Adviser has delegated daily management of the Funds to the following Sub-Adviser: Riggs Investment
     Management Corp. ("RIMCO") Riggs Bank, N.A. is a subsidiary of Riggs National Corporation, a bank holding company. Riggs Bank, N.A., or its subsidiary RIMCO, has advised the Riggs Funds since September 1991, and as of April 30, 1999, provides investment advice for assets approximating $2.7 billion. Riggs Bank, N.A. has a varied client base of approximately 100 other relationships including corporate, union and public pension plans, foundations, endowments and associations. This Sub-Adviser is paid by the Adviser and not by the Funds. The business address of the Sub-adviser is:
     Riggs Investment Management Corp. 800 17th Street N.W. Washington, D.C. 20006-3950.

                      (b)

                             Other Substantial             Business, Profession,
Name                         Position with the Adviser     Vocation or Employment

---------------------------- ----------------------------- --------------------------------------
Timothy C. Coughlin          Director - Board              President, Riggs National
                                                           Corporation; Vice Chairman,
                                                           Riggs Bank N.A.

Henry A. Dudley, Jr.         Director - Board              Senior Executive Vice President,
                                                           Riggs & Co., a division of Riggs
                                                           Bank N.A.

Lawrence I. Hebert           Director - Board              Director, Riggs National
                                                           Corporation, Riggs Bank N.A., Riggs
                                                           AP Bank Limited, Allied Capital II
                                                           Corp.; President and Vice Chairman
                                                           of Allbritton Communications and
                                                           Perpetual Corporation and Westfield
                                                           News Advertiser, Inc.

Philip D. Tasho              Chairman of the Board         Executive Director, Riggs &
                             Directors, Chief              Co., a division of Riggs Bank
                             Executive                     N.A.
                             Officer and Chief
                             Investment Officer





                                                           Other Substantial
                                                           Business, Profession,

Name                         Position with Adviser         Vocation or Employment

---------------------------- ----------------------------- --------------------------------------
Ronald A. Marsilia           President and Chief           Managing Director, Riggs &
                             Operating Officer and         Co., a division of Riggs
                             Director - Board              Bank N.A.

Nathan Reischer              Director - Fixed Income,      Managing Director, Riggs & Co., a
                              Chief Fixed Income           division of Riggs Bank N.A.
                              Strategist and
                              Director-Board

Timothy M. Williams          Treasurer and Director        Managing Director, Riggs &
                             of Compliance                 Co., a division of Riggs Bank N.A.

Owen B. Burman               Director -                    Director, Riggs & Co., a
                             Equity Research               division of Riggs Bank N.A.

Sean C. Fallon               Director -                    Director, Riggs & Co., a
                             Performance & Fixed           division of Riggs Bank N.A.
                             Income Research

Rainier D. Flores            Director -                    Assistant Director, Riggs & Co., a
                             Operations                    division of Riggs Bank N.A.

Weijiang Ga                  Assistant Director -          Assistant Director, Riggs &
                             Performance Measurement       Co., a division of Riggs Bank N.A.

Philip S. Brown              Director - Client             Director, Riggs & Co., a
                             Services                      division of Riggs Bank N.A.


Danna Maller                 Director - Marketing          Assistant Director, Riggs &
                                                           Co., a division of Riggs Bank N.A.

Joseph E. Konrad             Director-Technology           Director, Riggs & Co., a division of
                                                           Riggs Bank, N.A.

Christine J. Kyle            Director - Equity Trading     Director, Riggs & Co, a division of
                                                           Riggs Bank N.A.

Micheal C. Sahakian          Assistant Director-Client     Assistant Director, Riggs & Co., a
                              Services                     division of Riggs Bank N.A.

Spencer C. Smith             Assistant Director-Marketing  Assistant Director, Riggs & Co., a
                                                           division of Riggs Bank N.A.

Elizabeth Shephard Farrar    Assistant Director-Client     Assistant Director, Riggs & Co., a
                              Services                     division of Riggs Bank N.A.

Colleen H. Doremus           Fixed Income Management       Director, Riggs & Co., a division of
                              Officer and Director         Riggs Bank N.A.

Jeoffrey Strobel             Director, Marketing           Assistant Director, Riggs & Co., a
                                                           division of Riggs Bank N.A.


Item 27.         PRINCIPAL UNDERWRITERS:

(a) Federated Securities Corp. the Distributor for shares of the Registrant, acts as principal underwriter for the following open-end investment companies, including the Registrant:

Cash Trust Series II; Cash Trust Series, Inc.; CCB Funds; Edward D. Jones & Co. Daily Passport Cash Trust; Federated Adjustable Rate U.S. Government Fund, Inc.; Federated American Leaders Fund, Inc.; Federated ARMs Fund; Federated Core Trust; Federated Equity Funds; Federated Equity Income Fund, Inc.; Federated Fund for U.S. Government Securities, Inc.; Federated GNMA Trust; Federated Government Income Securities, Inc.; Federated Government Trust; Federated High Income Bond Fund, Inc.; Federated High Yield Trust; Federated Income Securities Trust; Federated Income Trust; Federated Index Trust; Federated Institutional Trust; Federated Insurance Series; Federated Municipal Opportunities Fund, Inc.; Federated Municipal Securities Fund, Inc.; Federated Municipal Trust; Federated Short-Term Municipal Trust; Federated Stock and Bond Fund, Inc.; Federated Stock Trust; Federated Tax-Free Trust; Federated Total Return Series, Inc.; Federated U.S. Government Bond Fund; Federated U.S. Government Securities Fund: 1-3 Years; Federated U.S. Government Securities Fund: 2-5 Years; Federated U.S. Government Securities Fund: 5-10 Years; Federated Utility Fund, Inc.; Fixed Income Securities, Inc.; ; Hibernia Funds; Independence One Mutual Funds; Intermediate Municipal Trust; International Series, Inc.; Investment Series Funds, Inc.; Managed Series Trust; Marshall Funds, Inc.; Money Market Management, Inc.; Money Market Obligations Trust; Money Market Obligations Trust II; Money Market Trust; Municipal Securities Income Trust; Newpoint Funds; Regions Funds; RIGGS Funds; SouthTrust Funds; Tax-Free Instruments Trust; The Planters Funds; The Wachovia Funds; The Wachovia Municipal Funds; Vision Group of Funds, Inc.; World Investment Series, Inc.; Blanchard Funds; Blanchard Precious Metals Fund, Inc.; DG Investor Series; High Yield Cash Trust; Investment Series Trust; Star Funds; Targeted Duration Trust; The Virtus Funds; Trust for Financial Institutions;

     Federated Securities Corp. also acts as principal underwriter for the following closed-end investment company: Liberty Term Trust, Inc.- 1999.



               (b)

           (1)                                 (2)                             (3)
Name and Principal                  Positions and Offices              Positions and Offices
 BUSINESS ADDRESS                      WITH DISTRIBUTOR                   WITH REGISTRANT


Richard B. Fisher                   Chairman, Chief Executive             Vice President
Federated Investors Tower           Officer, Chief Operating
1001 Liberty Avenue                 Officer
Pittsburgh, PA 15222-3779           Federated Securities Corp.

Arthur L. Cherry                    Director                                     --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

John B. Fisher                      President-Institutional Sales                --
Federated Investors Tower           and Director
1001 Liberty Avenue                 Federated Securities Corp.
Pittsburgh, PA 15222-3779

Thomas R. Donahue                   Director, Assistant Secretary                --
Federated Investors Tower           and Treasurer
1001 Liberty Avenue                 Federated Securities Corp.
Pittsburgh, PA 15222-3779

James F. Getz                       President-Broker/Dealer and                  --
Federated Investors Tower           Director
1001 Liberty Avenue                 Federated Securities Corp.
Pittsburgh, PA 15222-3779

David M. Taylor                     Executive Vice President                     --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Mark W. Bloss                       Senior Vice President,                       --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Richard W. Boyd                     Senior Vice President,                       --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Laura M. Deger                      Senior Vice President,                       --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Theodore Fadool, Jr.                Senior Vice President,                       --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Bryant R. Fisher                    Senior Vice President,                       --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

           (1)                                 (2)                             (3)
Name and Principal                  Positions and Offices              Positions and Offices

 BUSINESS ADDRESS                      WITH DISTRIBUTOR                   WITH REGISTRANT

Christopher T. Fives                Senior Vice President,                       --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

James S. Hamilton                   Senior Vice President,                       --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

James M. Heaton                     Senior Vice President,                       --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Keith Nixon                         Senior Vice President,                       --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Solon A. Person, IV                 Senior Vice President,                       --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Ronald M. Petnuch                   Senior Vice President,                       --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA  15222-3779

Timothy C. Pillion                  Senior Vice President,                       --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Thomas E. Territ                    Senior Vice President,                       --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Ernest G. Anderson                  Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Teresa M. Antoszyk                  Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

John B. Bohnet                      Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Jane E. Broeren-Lambesis            Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779




           (1)                                 (2)                             (3)
Name and Principal                  Positions and Offices              Positions and Offices

 BUSINESS ADDRESS                      WITH DISTRIBUTOR                   WITH REGISTRANT

Matthew W. Brown                    Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

David J. Callahan                   Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Mark Carroll                        Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Steven R. Cohen                     Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Mary J. Combs                       Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

R. Edmond Connell, Jr.              Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

R. Leonard Corton, Jr.              Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Kevin J. Crenny                     Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Daniel T. Culbertson                Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

G. Michael Cullen                   Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Marc C. Danile                      Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Robert J. Deuberry                  Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779




           (1)                                 (2)                             (3)
Name and Principal                  Positions and Offices              Positions and Offices

 BUSINESS ADDRESS                      WITH DISTRIBUTOR                   WITH REGISTRANT

William C. Doyle                    Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Jill Ehrenfeld                      Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Mark D. Fisher                      Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Mark A. Gessner                     Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Joseph D. Gibbons                   Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

John K. Goettlicher                 Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Craig S. Gonzales                   Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

G. Tad Gullickson                   Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Dayna C. Haferkamp                  Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Bruce E. Hastings                   Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

James E. Hickey                     Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Charlene H. Jennings                Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779




           (1)                                 (2)                             (3)
Name and Principal                  Positions and Offices              Positions and Offices

 BUSINESS ADDRESS                      WITH DISTRIBUTOR                   WITH REGISTRANT

H. Joseph Kennedy                   Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Michael W. Koenig                   Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Dennis M. Laffey                    Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Christopher A. Layton               Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Michael H. Liss                     Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Michael R. Manning                  Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Amy Michalisyn                      Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Mark J. Miehl                       Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Richard C. Mihm                     Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Alec H. Neilly                      Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Thomas A. Peters III                Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Robert F. Phillips                  Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779




           (1)                                 (2)                             (3)
Name and Principal                  Positions and Offices              Positions and Offices

 BUSINESS ADDRESS                      WITH DISTRIBUTOR                   WITH REGISTRANT

Richard A. Recker                   Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Eugene B. Reed                      Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Paul V. Riordan                     Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

John Rogers                         Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Brian S. Ronayne                    Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Thomas S. Schinabeck                Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Larry Sebbens                       Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Edward J. Segura                    Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Edward L. Smith                     Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

David W. Spears                     Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

John A. Staley                      Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Colin B. Starks                     Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779




           (1)                                 (2)                             (3)
Name and Principal                  Positions and Offices              Positions and Offices

 BUSINESS ADDRESS                      WITH DISTRIBUTOR                   WITH REGISTRANT

Jeffrey A. Stewart                  Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

William C. Tustin                   Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Paul A. Uhlman                      Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Miles J. Wallace                    Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

John F. Wallin                      Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Richard B. Watts                    Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Edward J. Wojnarowski               Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Michael P. Wolff                    Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Robert W. Bauman                    Assistant Vice President,                    --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Edward R. Bozek                     Assistant Vice President,                    --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Beth C. Dell                        Assistant Vice President,                    --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

David L. Immonen                    Assistant Vice President,                    --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779




           (1)                                 (2)                             (3)
Name and Principal                  Positions and Offices              Positions and Offices

 BUSINESS ADDRESS                      WITH DISTRIBUTOR                   WITH REGISTRANT

John T. Glickson                    Assistant Vice President,                    --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Ernest L. Linane                    Assistant Vice President,                    --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Renee L. Martin                     Assistant Vice President,                    --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Timothy S. Johnson                  Secretary,                                   --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Dennis McAuley                      Assistant Treasurer,                         --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779


Item 28.         LOCATION OF ACCOUNTS AND RECORDS:

All accounts and records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and Rules 31a-1 through 31a-3 promulgated thereunder are maintained at one of the following locations:

Registrant                                           Federated Investors Tower
                                                     1001 Liberty Avenue
                                                     Pittsburgh, PA 15222-3779

     (Notices should be sent to the Agent for Service at above address)

                                                     5800 Corporate Drive
                                                     Pittsburgh, PA 15237-7010

Federated Shareholder Services Company               Federated Investors Tower
("Transfer Agent, Dividend                           1001 Liberty Avenue
Disbursing Agent and Portfolio                       Pittsburgh, PA 15222-3779

Recordkeeper")

Federated Services Company                           Federated Investors Tower
("Administrator")                                    1001 Liberty Avenue

                                                     Pittsburgh, PA 15222-3779

Riggs Bank NA and RIMCO                              800 17th Street, N.W.
("Adviser")     ("Sub-Adviser")                      Washington, D.C. 20006-3950

Riggs Bank N.A.                                      RIMCO Funds
("Custodian")                                        1120 Vermont Avenue, N.W.

                                                     Washington, D.C. 20005-3598

Item 29.         MANAGEMENT SERVICES:  Not applicable.

Item 30.         UNDERTAKINGS:

     Registrant hereby undertakes to comply with the provisions of Section 16(c) of the 1940 Act with respect to the removal of Trustees and the calling of special shareholder meetings by shareholders.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, RIGGS FUNDS, certifies that it meets all of the requirements for effectiveness of this Amendment to its Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Pittsburgh and Commonwealth of Pennsylvania, on the 1st day of December, 1999.

                                   RIGGS FUNDS

                      BY: /s/C. Grant Anderson
                      C. Grant Anderson, Assistant Secretary
                      Attorney in Fact for John F. Donahue

                      December 1, 1999

     Pursuant to the requirements of the Securities Act of 1933, this Amendment to its Registration Statement has been signed below by the following person in the capacity and on the date indicated:

     NAME                            TITLE                        DATE

By:  /s/C. Grant Anderson
     C. Grant Anderson            Attorney In Fact           December 1, 1999
     ASSISTANT SECRETARY          For the Persons

                                  Listed Below

     NAME                            TITLE

John F. Donahue*                  Chairman and Trustee
                                  (Chief Executive Officer)

Edward C. Gonzales*               President and Treasurer
                                  (Principal Financial and
                                  Accounting Officer)

Thomas G. Bigley*                 Trustee
John T. Conroy, Jr.*              Trustee
Nicholas P. Constantakis          Trustee
John F. Cunningham*               Trustee

J. Christopher Donahue*           Executive Vice President and Trustee
Lawrence D. Ellis, M.D.*          Trustee
Peter E. Madden*                  Trustee
Charles F. Mansfield, Jr.*        Trustee
John E. Murray, Jr.*              Trustee
Marjorie P. Smuts*                Trustee
John S. Walsh*                    Trustee
* By Power of Attorney